Document and Entity Information Document (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Apr. 01, 2013
Document Information [Line Items]
Entity Registrant Name	Momentive Performance Materials Inc.
Entity Central Index Key	0001405041
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	POS AM
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q4
Amendment Flag	false
Entity Common Stock, Shares Outstanding		100
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 0

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 110	$ 199	$ 250	$ 207
Accounts receivable (net of allowance for doubtful accounts of $3)	293	315
Due from Affiliates	6	8
Inventory, Net	374	394
Prepaid expenses	14	14
Income Taxes Receivable	3	0
Deferred income taxes (note 8)	6	10
Other current assets	41	49
Total current assets	847	989
Property and equipment, net	1,016	1,084
Other Assets, Noncurrent	108	89
Income Taxes Receivable, Noncurrent	1	0
Deferred income taxes (note 8)	27	25
Intangible assets, net	493	542
Goodwill	412	432	425
Total assets	2,904	3,161
Current liabilities:
Trade payables	254	308
Short-term borrowings (note 7)	6	3
Accrued expenses and other liabilities	157	166
Accrued interest	83	62
Due to affiliates	3	15
Accrued income taxes	6	2
Deferred income taxes (note 8)	19	19
Current installments of long-term debt (note 7)	29	36
Total current liabilities	557	611
Long-term debt (note 7)	3,081	2,895
Other liabilities	56	51
Pension liabilities (note 10)	311	288
Deferred income taxes (note 8)	47	52
Total liabilities	4,052	3,897
Common Stock, Value, Outstanding	0	0
Deficit:
Additional paid-in capital	606	605
Accumulated deficit	(1,934)	(1,569)
Accumulated other comprehensive income	180	228	217	180
Total Momentive Performance Material's deficit	(1,148)	(736)	(604)	(578)
Noncontrolling interests	0	0	4	4
Total deficit	(1,148)	(736)
Total liabilities and deficit	$ 2,904	$ 3,161

Consolidated Balance Sheets Parenthetical (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts	$ 3	$ 3
Common Stock, Value, Issued	$ 0.01	$ 0.01
Common Stock, Shares, Issued	100		100

Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net sales	$ 2,357	$ 2,637	$ 2,588
Costs and expenses:
Cost of sales, excluding depreciation	1,705	1,798	1,645
Selling, general and administrative expenses	392	389	388
Depreciation and amortization expenses	187	197	197
Research and development expenses	69	78	73
Restructuring and other costs (note 3)	43	33	23
Operating (loss) income	(39)	142	262
Other income (expense):
Interest expense, net	(277)	(256)	(249)
Other income, net	11	0	0
Loss on extinguishment and exchange of debt	(57)	7	(78)
(Loss) income before income taxes and losses from unconsolidated entities	(362)	(107)	(65)
Income taxes (note 8)	(8)	(27)	2
Loss before earnings from unconsolidated entities	(370)	(134)	(63)
Earnings from unconsolidated entities	5	(6)	0
Net income attributable to the noncontrolling interest	0	(1)	(1)
Net Income (Loss) Attributable to Momentive Performance Materials Inc	(365)	(141)	(64)
Net loss	$ (365)	$ (140)	$ (63)

Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net loss	$ (365)	$ (140)	$ (63)
Other comprehensive income (loss), net of tax:
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(29)	26	77
Other comprehensive income adjustments, net	(19)	(15)	(40)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax	(19)	(15)	(42)
Other comprehensive loss	(413)	(129)	(26)
Comprehensive income attributable to the noncontrolling interest	0	1	1
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ (413)	$ (130)	$ (27)

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (365)	$ (140)	$ (63)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	187	197	197
Loss on extinguishment of debt	57	(7)	78
Amortization of debt discount and issuance costs	18	15	17
Deferred income taxes	(10)	9	(19)
Proceeds from (Payments to) Noncontrolling Interests	(5)
Interest Costs Capitalized	1	1	1
Earnings from unconsolidated entities	5	(6)	0
Proceeds from Noncontrolling Interests		6	0
Stock-based compensation expense	(1)	(2)	3
Interest Paid, Capitalized	0	0	11
Defined Benefit Plan, Curtailments	1	(6)	0
Foreign Currency Transaction Gain (Loss), Unrealized	1	7	4
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	2	(2)	(5)
Changes in operating assets and liabilities:
Accounts receivable	16	22	(7)
Inventories	13	(19)	(28)
Due to/from affiliates	(10)	10	4
Increase (Decrease) in Accrued Taxes Payable	0	(5)	5
Prepaid expenses and other assets	(5)	(7)	1
Trade payables	(36)	1	25
Accrued expenses and other liabilities	21	12	13
Pension liabilities	11	11	17
Net cash (used in) provided by operating activities	(95)	106	253
Cash flows from investing activities: [Abstract]
Capital expenditures	(107)	(112)	(91)
Purchases of intangible assets	(2)	(2)	(4)
Proceeds from Sale of Property, Plant, and Equipment	7	0	0
Payments to Acquire Interest in Joint Venture	0	(6)	0
Net cash used in investing activities	(102)	(120)	(95)
Cash flows from financing activities: [Abstract]
Debt issuance costs	(33)	(5)	(18)
Increase (decrease) in short-term borrowings	3	1	2
Payments of Debt Extinguishment Costs	(51)	0	(54)
Proceeds from long-term debt	1,725	52	849
Cash Dividends Paid to Parent Company	0	(1)	(1)
Payments of long-term debt	(1,533)	(88)	(890)
Net cash used in financing activities	111	(41)	(112)
Decrease in cash and cash equivalents	(86)	(55)	46
Effect of exchange rate changes on cash	(3)	4	(3)
Cash and cash equivalents, beginning of period	199	250	207
Cash and cash equivalents, end of period	110	199	250
Interest Paid	237	203	208
Income Taxes Paid	$ 18	$ 22	$ 8

Consolidated Statements of Equity (USD $)	Total	Common Shares	Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Equity attributable to noncontrolling interest
Balance at Dec. 31, 2009	$ (578,000,000)		$ 0	$ 602,000,000	$ (1,364,000,000)	$ 180,000,000	$ 4,000,000
Common Stock, Shares, Outstanding		100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocated Share-based Compensation Expense	2,000,000		0	2,000,000	0	0	0
Payments of Ordinary Dividends, Noncontrolling Interest	(1,000,000)		0	0	0	0	(1,000,000)
Dividends Declared	(1,000,000)	0	0	(1,000,000)	0	0	0
Net Income (Loss) Attributable to Momentive Performance Materials Inc	(64,000,000)		0	0	(64,000,000)	0	0
Net Income (Loss) Attributable to Noncontrolling Interest	(1,000,000)		0	0	0	0	(1,000,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	77,000,000		0	0	0	77,000,000	0
Other comprehensive income adjustments, net	(40,000,000)		0	0	0	40,000,000	0
Balance at Dec. 31, 2010	(604,000,000)		0	603,000,000	(1,428,000,000)	217,000,000	4,000,000
Common Stock, Shares, Outstanding		100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocated Share-based Compensation Expense	3,000,000		0	3,000,000	0	0	0
Payments of Ordinary Dividends, Noncontrolling Interest	0
Dividends Declared	(1,000,000)	0	0	(1,000,000)	0	0	0
Net Income (Loss) Attributable to Momentive Performance Materials Inc	(141,000,000)		0	0	(141,000,000)	0	0
Net Income (Loss) Attributable to Noncontrolling Interest	(1,000,000)		0	0	0	0	(1,000,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	26,000,000		0	0	0	26,000,000	0
Other comprehensive income adjustments, net	(15,000,000)		0	0	0	15,000,000	0
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	(5,000,000)		0	0	0	0	(5,000,000)
Balance at Dec. 31, 2011	(736,000,000)		0	605,000,000	(1,569,000,000)	228,000,000	0
Common Stock, Shares, Outstanding	100	100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocated Share-based Compensation Expense	1,000,000		0	1,000,000	0	0	0
Payments of Ordinary Dividends, Noncontrolling Interest	0
Net Income (Loss) Attributable to Momentive Performance Materials Inc	(365,000,000)		0	0	(365,000,000)	0	0
Net Income (Loss) Attributable to Noncontrolling Interest	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(29,000,000)		0	0	0	(29,000,000)	0
Other comprehensive income adjustments, net	(19,000,000)		0	0	0	19,000,000	0
Balance at Dec. 31, 2012	$ (1,148,000,000)		$ 0	$ 606,000,000	$ (1,934,000,000)	$ 180,000,000	$ 0

Consolidated Statements of Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Dividends paid to parent, per share	$ 7,500	$ 12,500

Business and Basis of Presentation (Notes)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, consolidation and presentation of financial statements disclosure
Business and Basis of Presentation

Momentive Performance Materials Inc. (the "Company" or "MPM") was incorporated in Delaware on September 6, 2006 as a wholly-owned subsidiary of Momentive Performance Materials Holdings Inc. (MPM Holdings and together with its subsidiaries, the MPM Group) for the purpose of acquiring the assets and stock of various subsidiaries of General Electric Company (GE) that comprised GE's Advanced Materials (GEAM or the Predecessor) business. The acquisition was completed on December 3, 2006 (the GE Advanced Materials Acquisition). GEAM was comprised of two businesses, GE Silicones and GE Quartz, and was an operating unit within the Industrial segment of GE. On October 1, 2010, the newly formed holding companies of MPM Holdings and Momentive Specialty Chemicals Holdings LLC (formerly known as Hexion LLC), the parent company of Momentive Specialty Chemicals Inc. (formerly known as Hexion Specialty Chemicals, Inc.), merged, with the surviving entity renamed Momentive Performance Materials Holdings LLC. The Company refers to this transaction as the "Momentive Combination". As a result of the merger, Momentive Performance Materials Holdings LLC (Momentive Holdings) became the ultimate parent company of Momentive Performance Materials Inc. and Momentive Specialty Chemicals Inc. Momentive Holdings is controlled by investment funds managed by affiliates of Apollo Management Holdings, LP. (together with Apollo Global Management, LLC and subsidiaries, "Apollo").
The Company is comprised of two businesses, Silicones and Quartz. Silicones is a global business engaged in the manufacture, sale and distribution of silanes, specialty silicones and urethane additives. Quartz, also a global business, is engaged in the manufacture, sale and distribution of high-purity fused quartz and ceramic materials. The Company is headquartered in Waterford, New York.
Momentive Performance Materials Inc. is comprised of the following legal entities and their wholly-owned subsidiaries: Momentive Performance Materials USA Inc.; Momentive Performance Materials Worldwide Inc.; Momentive Performance Materials China SPV Inc.; Juniper Bond Holdings I LLC; Juniper Bond Holdings II LLC; Juniper Bond Holdings III LLC; and Juniper Bond Holdings IV LLC.
In the Americas, Silicones has manufacturing facilities in Waterford, New York; Sistersville, West Virginia; New Smyrna Beach, Florida; Itatiba, Brazil; and custom elastomers compounding operations in Chino, California and Garrett, Indiana. In the Americas, Quartz manufactures in Strongsville, Ohio; Willoughby, Ohio; Richmond Heights, Ohio and Newark, Ohio. A majority of the manufacturing personnel in Waterford, New York; Sistersville, West Virginia and Willoughby, Ohio are covered by collective bargaining agreements.
Silicones has manufacturing facilities outside the Americas in Leverkusen, Germany; Nantong, China; Ohta, Japan; Rayong, Thailand; Bergen op Zoom, Netherlands; Lostock, U.K.; Termoli, Italy; Antwerp, Belgium and Chennai, India. Quartz’ non-U.S. manufacturing facilities are located in Kozuki, Japan; Wuxi, China and Geesthacht, Germany. In Europe, employees at the Leverkusen, Bergen op Zoom, Termoli, and Geesthacht facilities are covered by collective bargaining agreements.
The collective bargaining agreements that cover the Willoughby, Ohio, Waterford, New York and Sistersville, West Virginia facilities will expire in 2013. The Company does not have other significant collective bargaining agreements that will expire before the end of 2013.
The Company revised the Consolidated Balance Sheet as of December 31, 2011 and the Consolidated Statements of Cash Flows for the years ended December 31, 2011 and 2010 to correct for the error in the classification of certain outstanding checks that were originally classified as “Trade payables.” The amounts have now been properly classified as a reduction to “Cash and cash equivalents.” The Company also revised the Consolidated Statements of Cash Flows for the years ended December 31, 2011 and 2010 to correct for the error in the inclusion of capital expenditures that resided in trade payables. These amounts have now been properly excluded from operating and investing activities. Additionally, the Company also revised the Consolidated Statements of Cash Flows for the years ended December 31, 2011 and 2010 to correct for the error in the classification of certain currency translation adjustments within the "Effects of exchange rate changes on cash" line item. These amounts have now been properly reflected in operating activities. Management does not believe these errors were material to the Company’s prior years' Consolidated Financial Statements. The impacts of correcting the financial statements for the specified periods are as follows:

Consolidated Balance Sheets:	As Previously Reported	Adjustments	As Revised
As of December 31, 2011
Cash and cash equivalents	$203	$(4)	$199
Trade payables	312	(4)	308

Consolidated Statements of Cash Flows:	As Previously Reported	Adjustments	As Revised
Year Ended December 31, 2011
Net cash provided by operating activities	$109	$(3)	$106
Net cash used in investing activities	(119)	(1)	(120)
Effect of exchange rate changes on cash	—	4	4
Cash and cash equivalents at beginning of year	254	(4)	250
Cash and cash equivalents at end of year	203	(4)	199

Year Ended December 31, 2010
Net cash provided by operating activities	$262	$(9)	$253
Net cash used in investing activities	(99)	4	(95)
Effect of exchange rate changes on cash	(7)	4	(3)
Cash and cash equivalents at beginning of year	210	(3)	207
Cash and cash equivalents at end of year	254	(4)	250
Footnotes contained herein have been revised, where applicable, for the revisions discussed above.

The Company will be restating its financial statements included in the Company's Quarterly Reports on Form 10-Q for the quarterly periods ending March 31, 2012, June 30, 2012 and September 30, 2012 due to errors in the condensed consolidated statements of cash flows for the fiscal three-month periods ended March 31, 2012 and April 3, 2011; the fiscal six-month periods ended June 30, 2012 and July 3, 2011 and the fiscal nine-month periods ended September 30 of 2012 and 2011, respectively.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
Summary of Significant Accounting Policies
(a) Accounting Principles
These consolidated financial statements are prepared in conformity with U.S. generally accepted accounting principles.
(b) Consolidation
The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. Noncontrolling interests represent the noncontrolling shareholder’s proportionate share of the equity in a consolidated joint venture affiliate. During 2011, the Company disposed of its interest in this affiliate. All significant intercompany balances and transactions, including profit and loss as a result of those transactions, have been eliminated in the consolidation.
The Company also has investments in nonconsolidated entities, primarily consisting of a subsidiary's investments in a siloxane joint venture in China. During 2011, the Company's subsidiary contributed $6 to the joint venture as a capital contribution. Prior to this contribution, the investments in the joint venture had no carrying value. Upon this capital contribution, the Company's subsidiary, which has a 49% ownership interest in the joint venture, recognized 49% of the joint venture's losses from its inception. During 2012, the Company recorded $5 in earnings from the joint venture. The Company is also committed to make additional capital contributions of $26 to this joint venture, which will likely occur in 2014.
In connection with the GE Advanced Materials Acquisition, MPM Holdings, the Company's Parent, issued a Senior Discount PIK Note in an aggregate principal amount of $400. This note was subsequently split into separate notes with identical terms (Senior Discount Notes). The Senior Discount Notes mature on June 4, 2017. Interest accrues at 11% pay-in-kind per annum in the form of an increase in the accreted value of the notes and no cash interest is payable on the note until maturity. The Senior Discount Notes have a maximum principal sum of $1,231 on the maturity date. The Company has not reflected the Senior Discount Notes in its consolidated financial statements based on the absence of definitive cash requirements by the Company to support MPM Holdings’ debt service in the foreseeable future. In addition, the Company has not guaranteed the Senior Discount Notes or provided any other form of security interests in the assets of the Company for this obligation of MPM Holdings.
(c) Foreign Currency
Assets and liabilities of non-U.S. operations have been translated into United States dollars at the applicable rates of exchange in effect at the end of each period and any resulting translation gains and losses are included as a separate component of shareholder’s equity in the Consolidated Balance Sheets. Revenues, expenses and cash flows have been translated at the applicable weighted average rates of exchanges in effect during the applicable period. Aggregate realized and unrealized gains (losses) on foreign currency transactions for the years ended December 31, 2012, 2011 and 2010 were $0, $5, and $9, respectively. These amounts are included in selling, general and administrative expenses in the Consolidated Statements of Operations. Upon the extinguishment of long-term debt, the inception to date unrealized gains (losses) on foreign currency that have been realized are recorded in (loss) gain on extinguishment and exchange of debt in the Consolidated Statements of Operations.
(d) Use of Estimates
The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the carrying amount of property and equipment, goodwill and intangibles, valuation allowances for receivables, inventories, deferred income tax assets and assets and obligations related to employee benefits. Actual results could differ from those estimates.
(e) Cash Equivalents
Cash equivalents consist of bank deposits, money market and other financial instruments with an initial maturity of three months or less. For purposes of the Consolidated Statements of Cash Flows, the Company considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.
(f) Revenue Recognition
Revenues comprise the invoiced value for the sale of goods, net of value added tax, rebates and discounts, and after elimination of sales between the consolidated entities.
The Company recognizes revenue when products are shipped and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and the sales price is fixed or determinable.
(g) Receivables
Trade receivables are recorded at the invoiced amount and do not bear interest. An allowance for doubtful accounts has been established based upon the Company’s best estimate of probable credit losses related to these receivables. The allowance is based on the customers’ financial status and historical write-off experience. Account balances are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.
(h) Inventories
All inventories are stated at the lower of cost or net realizable values. The Company uses the first-in, first-out (FIFO) method of accounting for inventories.
(i) Property and Equipment
Property and equipment are stated at cost and depreciated over their estimated economic useful lives. Depreciation expense on property and equipment is calculated using the straight-line method. Leasehold improvements and assets under capital leases are amortized over the shorter of the lease term or estimated useful life of the assets.
Property and equipment considers the allocation of fair values as of the date of the GE Advanced Materials Acquisition. Property and equipment includes costs related to the development of internal use software pursuant to the guidance in the Intangibles—Goodwill and Other Topic, ASC 350-40.
Maintenance costs, including expense related to planned major maintenance activities, are recognized in the Consolidated Statements of Operations in the periods during which the underlying costs are incurred.
(j) Investments in Nonconsolidated Affiliates
For those investments in affiliates that the Company has the ability to exercise significant influence, the equity method of accounting is used. Under this method, the investment, originally recorded at cost, is adjusted to recognize the Company’s share of net earnings or losses of the affiliates as they occur rather than as dividends or as other distributions are received. The Company’s share of net income or loss of affiliates also includes other than temporary declines in fair value recognized during the period, if any.
(k) Goodwill
The Company does not amortize goodwill, but tests it annually (based on financial information as of the fiscal third quarter of each year) for impairment using a fair value approach at the reporting unit level. The Company also tests goodwill for impairment when an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. This assessment requires the Company to estimate the fair market value of its reporting units. If the Company determines that the fair values of our reporting units are less than their carrying amounts, absent other facts to the contrary, the Company must recognize an impairment charge for the associated goodwill of the reporting unit against earnings in the consolidated financial statements. Based on the guidance provided by the Goodwill and other Topic, ASC 350-20-35, the Company has determined that the Silicones and Quartz businesses represent the two reporting units for the purposes of the annual goodwill impairment evaluation.

The Company performs an annual assessment of qualitative factors to determine whether the existence of any events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than the carrying amount of the reporting unit’s net assets. If, after assessing all events and circumstances, the Company determines it is more likely than not that the fair value of a reporting unit is less than the carrying amount of the reporting unit's net assets, goodwill is evaluated for impairment using the two-step process as prescribed in the Goodwill and other Topic, ASC 350-20-35. The first step is to compare the fair value of the reporting unit to its carrying amount. If the carrying amount exceeds the fair value, a second step must be performed to calculate impairment. Otherwise, if the fair value of the reporting unit exceeds the carrying amount, the goodwill is not considered to be impaired as of the measurement date. To determine fair value for the reporting units, the Company uses a combination of a discounted cash flow model and a market multiple model, both weighted equally. The discounted cash flow model requires management to project revenues, operating expenses, working capital investment, capital spending and cash flows over a multiyear period, as well as determine the weighted average cost of capital to be used as a discount rate. Applying this discount rate to the multiyear projections provides an estimate of fair value for the reporting unit. The benefit to the discounted cash flow model is that it incorporates management’s understanding of the business and factors in company specific data that may not be representative of other market participants. The market multiple method requires management to select a representative sample of peer companies to incorporate into the model. Utilizing financial information available for the peer companies, management arrives at a market multiple that is applied to projected EBITDA to arrive at the estimated fair value of the reporting unit. The benefit to the market multiple model is that it incorporates external market factors and the performance of other similar market participants in order to arrive at an estimate of fair value. In preparing the goodwill impairment analysis, the Company believes that an equal weighting of the two models is the most meaningful manner in which to arrive at an estimate of fair value as it incorporates both internal knowledge of the Company as well as the external market factors to which the Company is exposed.
Due to the numerous variables associated with judgments and assumptions relating to the valuation of the reporting unit and the effects of changes in circumstances affecting this valuation, both the precision and reliability of the resulting estimates are subject to uncertainty, and as additional information becomes known, the Company may change its estimates.
(l) Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of and Intangible Assets
Long-lived assets, such as property and equipment and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized. The impairment charge is the amount by which the carrying amount of the asset exceeds the fair value of the asset. For purposes of recognition and measurement of an impairment loss, assets are grouped at the level at which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. Assets to be disposed of would be separately presented in the Consolidated Balance Sheets, reported at the lower of their carrying amount or fair value less costs to sell, and no longer depreciated. The Company amortizes the cost of other intangibles over their estimated useful lives on a straight-line basis.
(m) Advertising
Advertising costs are expensed as incurred and were $7, $7 and $9 for the years ended December 31, 2012, 2011 and 2010, respectively. Advertising costs are recorded in selling, general, and administrative expenses in the accompanying Consolidated Statements of Operations.
(n) Deferred Financing Costs
Deferred financing costs were recorded by the Company in connection with the long-term financing arrangements associated with the GE Advanced Materials Acquisition and with the subsequent debt refinancings and private exchange offers, as described in Note 9. Deferred financing costs, net of accumulated amortization, of $78 and $67 are included in other long-term assets in the accompanying Consolidated Balance Sheets at December 31, 2012 and 2011, respectively. These costs are amortized using the effective interest method over the term of the related debt. The amortization of deferred financing costs, which is classified as interest expense in the Consolidated Statements of Operations, was $9, $8, and $10 for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, $14 and $12 of deferred financing costs were written off in conjunction with the debt refinancing transactions in 2012 and November of 2010, respectively.
(o) Pension Liabilities
Pension assumptions are significant inputs to the actuarial models that measure pension benefit obligations and related effects on operations. Two assumptions – discount rate and expected return on assets – are important elements of plan expense and asset/liability measurement. The Company evaluates these critical assumptions at least annually on a plan and country-specific basis. The Company periodically evaluates other assumptions involving demographic factors, such as retirement age, mortality and turnover, and updates them to reflect the Company's experience and expectations for the future. Actual results in any given year will often differ from actuarial assumptions because of economic and other factors.
Accumulated and projected benefit obligations are measured as the present value of future cash payments. The Company discounts those cash payments using the weighted average of market-observed yields for high quality fixed income securities with maturities that correspond to the payment of benefits. Lower discount rates increase present values and subsequent-year pension expense; higher discount rates decrease present values and subsequent-year pension expense.
To determine the expected long-term rate of return on pension plan assets, the Company considers current and expected asset allocations, as well as historical and expected returns on various categories of plan assets. In developing future return expectations for the principal benefit plans’ assets, the Company evaluates general market trends as well as key elements of asset class returns such as expected earnings growth, yields and spreads across a number of potential scenarios.
(p) Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment dates. A valuation allowance is established, as needed, to reduce deferred tax assets to the amount expected to be realized. Discrete items are recorded in the period in which they are incurred.
The majority of the Company’s non-U.S. operations have been treated as branches of the U.S. Company and are included in the MPM Group’s U.S. consolidated income tax return. For the purpose of the consolidated financial statements, for the years ended December 31, 2012, 2011 and 2010, the tax provision for all operations has been prepared on a consolidated basis.
The Income Taxes Topic, ASC 740, clarifies the accounting for uncertainty in income taxes recognized in the financial statements. The Statement prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in its tax return. The Company also applies the guidance relating to de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.
(q) Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with Stock Compensation Topic, ASC 718. ASC 718 requires companies to recognize compensation expense using a fair-value based method for costs related to share-based payments including stock options and employee stock purchase plans. The expense is measured based on the fair value of the award at its grant date based on the estimated number of awards that are expected to vest, and recorded over the applicable requisite service period. In the absence of an observable market price for a share-based award, the fair value is based upon a valuation methodology that takes into consideration various factors, including the exercise price of the award, the expected term of the award, the current price of the underlying shares, the expected volatility of the underlying share price based on peer companies, the expected dividends on the underlying shares and the risk-free interest rate.
A portion of the Company’s option awards vest over time, while some have a vesting contingent upon attainment of a specified performance measure. For expense recognition related to awards with graded vesting, the Company has adopted a policy of recognizing expense over the requisite service period of each separately vesting portion of the award as if each vesting tranche was a separate grant. For awards with vesting contingent upon attainment of a specific performance measure, expense is measured but not recorded until the actual occurrence of the condition being met, at which time the total remaining expense would be recognized.
(r) Fair Value of Financial Instruments
The Company’s financial instruments consist principally of cash and cash equivalents, accounts receivable, trade payables, short-term borrowings and accrued expenses and other liabilities. Carrying amounts approximate fair value due to the short-term maturity of these instruments. The fair value of long-term debt is disclosed in note 5.
(s) Derivative Instruments and Hedging Activities
The Company conducts business activities in diverse markets around the world. The Company is exposed to market fluctuations in the price of platinum, natural gas and electricity, as well as currency exchange risks in its business operations. The Company manages its exposure to these risks using derivative instruments. The Company applies strict policies to manage each of these risks, including prohibitions on derivatives trading, derivatives market-making or other speculative activities.
The Company accounts for its derivatives and hedging activities in accordance with the Derivatives and Hedging Topic, ASC 815, which requires that all derivative instruments be recorded on the Consolidated Balance Sheets at their respective fair values and changes in the fair value are recognized immediately in income, unless the derivatives qualify as hedges of cash flows. The Company uses internal valuation models that incorporate market-based information to value derivative contracts that are not exchange-traded instruments. Derivative contracts representing unrealized gain positions and purchased options are recorded as assets. Derivative contracts representing unrealized losses and options sold are recorded as liabilities. Gains and losses on derivatives designated as hedges, when recognized, are included in cost of sales, excluding depreciation; selling, general and administrative expenses; or interest expense in the Company’s Consolidated Statement of Operations. Specific line item classification is determined based on the nature of the risk underlying individual hedge strategies. Gains and losses on derivatives not designated as hedges are included in other income (expense), net.
On March 10, 2008, the Company entered into an interest rate swap agreement, whereby the Company received one-month LIBOR and paid a fixed rate of 2.48% on a notional value of $185. The interest rate swap expired on March 31, 2010. The Company designated the interest rate swap as a cash flow hedge of variable interest rate risk associated with the first $185 of its U.S. dollar denominated term loan (tranche B-1). The Company recorded the change in fair value of the interest rate swap in accumulated other comprehensive income as a pre-tax unrealized gain of $1 for the year ended December 31, 2010.
(t) Commitments and Contingencies
The Company records liabilities for loss contingencies, including environmental remediation costs, arising from claims, assessments, litigation, fines, and penalties and other sources when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. Accruals for estimated losses from environmental remediation obligations generally are recognized no later than completion of the remedial feasibility study. Such accruals are adjusted as further information develops or circumstances change.
(u) Recently Issued Accounting Standards
Newly Adopted Accounting Standards

On January 1, 2012, the Company adopted the provisions of Accounting Standards Update No. 2011-04: Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 amended existing fair value measurement guidance and is intended to align U.S. GAAP and International Financial Reporting Standards. The guidance requires several new disclosures, including additional quantitative information about significant unobservable inputs used in Level 3 fair value measurements and a qualitative description of the valuation process for both recurring and nonrecurring Level 2 and Level 3 fair value measurements. ASU 2011-04 also requires the disclosure of all fair value measurements by fair value hierarchy level, amongst other requirements. The adoption of ASU 2011-04 did not have a material impact on the Company's Consolidated Financial Statements.
On January 1, 2012, the Company adopted the provisions of Accounting Standards Update No. 2011-05: Comprehensive Income ("ASU 2011-05"), which was issued by the FASB in June 2011 and amended by Accounting Standards Update No. 2011-12: Comprehensive Income ("ASU 2011-12") issued in December 2011. ASU 2011-05 amended presentation guidance by eliminating the option for an entity to present the components of comprehensive income as part of the statements of changes in stockholders' equity and required presentation of comprehensive income in a single continuous financial statement or two separate consecutive financial statements. ASU 2011-12 deferred the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in ASU 2011-05. The amendments in ASU 2011-05 did not change the items that must be reported in other comprehensive income or when an item of comprehensive income must be reclassified to net income. The Company has presented comprehensive income in a separate and consecutive statement entitled, "Consolidated Statements of Comprehensive Income (Loss)".
Newly Issued Accounting Standards
There were no newly issued accounting standards in 2012 applicable to the Company's Consolidated Financial Statements.
(v) Shipping and Handling Costs
Freight costs that are billed to customers are included in Net sales in the Consolidated Statements of Operations. Shipping costs are incurred to move the Company's products from production and storage facilities to the customer. Handling costs are incurred from the point the product is removed from inventory until it is provided to the shipper and generally include costs to store, move and prepare the products for shipment. Shipping and handling costs are recorded in Cost of sales, excluding depreciation in the Consolidated Statements of Operations.
(w) Reclassifications
Certain prior period balances have been reclassified to conform to the current year presentation. Certain prior period non-trade accounts receivable balances were reclassed to other current assets in the current period. In addition, certain prior period pension liabilities were reclassed to accrued expenses and other liabilities in the current period.

(x) Liquidity

The financial maintenance covenant in the credit agreement governing the Company's senior secured credit facility provides that at any time loans or letters of credit are outstanding and not cash collateralized under its revolving credit facility, which is part of its senior secured credit facility, the Company is required to maintain a specified net first-lien indebtedness to Adjusted EBITDA ratio, referred to as the “Senior Secured Leverage Ratio”. Specifically, the ratio of the Company's “Total Senior Secured Net Debt” (as defined in the credit agreement) to trailing twelve-month Adjusted EBITDA (as adjusted per the credit agreement) may not exceed 5.25 to 1 as of the last day of any fiscal quarter. As of December 31, 2012, the Company had a Senior Secured Leverage Ratio of 4.43 to 1 and was in compliance with the leverage ratio covenant set forth in its credit agreement. If business conditions remain weak or further deteriorate beyond current expectations, the Company may not comply with its leverage ratio covenant for future periods. If the Company is at risk of failing to comply with its leverage ratio covenant, it would pursue additional cost saving actions, restructuring initiatives and/or other business or capital/debt structure optimization measures available to remain in compliance with this covenant, but any such measures may be unsuccessful or may be insufficient to maintain compliance with its leverage ratio covenant. Potential capital/debt structure optimization measures include, but are not limited to, the redesignation of a certain unrestricted subsidiary as a restricted subsidiary under the credit agreement thereby allowing the Adjusted EBITDA of such subsidiary to be included in the calculation of the Senior Secured Leverage Ratio.
A failure to comply with the leverage ratio covenant or the other covenants contained in the credit agreement could result in an event of default under such agreement. If the event of default is not cured or waived, the lenders under the revolving credit facility would be able to exercise their rights and remedies as defined under the credit agreement, including their right to declare all borrowings outstanding under the revolving credit facility, together with accrued interest and fees, immediately due and payable and demand cash collateral for all letters of credit issued thereunder. Such an acceleration of obligations under the revolving credit facility could in turn result in a cross default under the indentures governing the notes and an acceleration of the amounts due thereunder. Any such event of default that is not cured or waived would have a material adverse effect on the Company's business, financial condition and results of operations.
In the year ended December 31, 2012, the Company's cash flow from operations was insufficient to cover its interest payments, and the Company may continue to experience such shortfalls in the future. The Company's ability to make scheduled payments of principal, to pay interest on, or to refinance its indebtedness, including the notes, or to fund operations and capital expenditures, will depend on its ability to generate cash in the future. To the extent that the Company's cash flow from operations is insufficient to fund its debt service obligations, the Company would be dependent on its existing liquidity, made up of cash balances and borrowing availability under its senior secured credit facility, to meet its debt service obligations and to fund operations and capital expenditures. The Company's ability to generate cash in the future is subject to general economic, financial, competitive, legislative, regulatory and other factors that may be beyond its control.
Based on the Company's current assessment of its operating plan and the general economic outlook, the Company believes that cash flow from operations and available cash and cash equivalents, including available borrowings under its senior secured credit facility, will be adequate to meet its liquidity needs for at least the next twelve months.

Significant accounting policies
Liquidity

The financial maintenance covenant in the credit agreement governing the Company's senior secured credit facility provides that at any time loans or letters of credit are outstanding and not cash collateralized under its revolving credit facility, which is part of its senior secured credit facility, the Company is required to maintain a specified net first-lien indebtedness to Adjusted EBITDA ratio, referred to as the “Senior Secured Leverage Ratio”. Specifically, the ratio of the Company's “Total Senior Secured Net Debt” (as defined in the credit agreement) to trailing twelve-month Adjusted EBITDA (as adjusted per the credit agreement) may not exceed 5.25 to 1 as of the last day of any fiscal quarter. As of December 31, 2012, the Company had a Senior Secured Leverage Ratio of 4.43 to 1 and was in compliance with the leverage ratio covenant set forth in its credit agreement. If business conditions remain weak or further deteriorate beyond current expectations, the Company may not comply with its leverage ratio covenant for future periods. If the Company is at risk of failing to comply with its leverage ratio covenant, it would pursue additional cost saving actions, restructuring initiatives and/or other business or capital/debt structure optimization measures available to remain in compliance with this covenant, but any such measures may be unsuccessful or may be insufficient to maintain compliance with its leverage ratio covenant. Potential capital/debt structure optimization measures include, but are not limited to, the redesignation of a certain unrestricted subsidiary as a restricted subsidiary under the credit agreement thereby allowing the Adjusted EBITDA of such subsidiary to be included in the calculation of the Senior Secured Leverage Ratio.
A failure to comply with the leverage ratio covenant or the other covenants contained in the credit agreement could result in an event of default under such agreement. If the event of default is not cured or waived, the lenders under the revolving credit facility would be able to exercise their rights and remedies as defined under the credit agreement, including their right to declare all borrowings outstanding under the revolving credit facility, together with accrued interest and fees, immediately due and payable and demand cash collateral for all letters of credit issued thereunder. Such an acceleration of obligations under the revolving credit facility could in turn result in a cross default under the indentures governing the notes and an acceleration of the amounts due thereunder. Any such event of default that is not cured or waived would have a material adverse effect on the Company's business, financial condition and results of operations.
In the year ended December 31, 2012, the Company's cash flow from operations was insufficient to cover its interest payments, and the Company may continue to experience such shortfalls in the future. The Company's ability to make scheduled payments of principal, to pay interest on, or to refinance its indebtedness, including the notes, or to fund operations and capital expenditures, will depend on its ability to generate cash in the future. To the extent that the Company's cash flow from operations is insufficient to fund its debt service obligations, the Company would be dependent on its existing liquidity, made up of cash balances and borrowing availability under its senior secured credit facility, to meet its debt service obligations and to fund operations and capital expenditures. The Company's ability to generate cash in the future is subject to general economic, financial, competitive, legislative, regulatory and other factors that may be beyond its control.
Based on the Company's current assessment of its operating plan and the general economic outlook, the Company believes that cash flow from operations and available cash and cash equivalents, including available borrowings under its senior secured credit facility, will be adequate to meet its liquidity needs for at least the next twelve months.

Restructuring and Other Costs (Notes)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring and related activities disclosure
Restructuring and Other Costs

Included in restructuring and other costs are costs related to restructuring (primarily severance payments associated with workforce reductions) and services and other expenses associated with transformation savings activities.

In the second quarter of 2012, in response to the uncertain economic outlook, the Company initiated significant restructuring programs with the intent to optimize its cost structure. Prior to the second quarter of 2012, the Company had recognized significant restructuring costs primarily related to the Momentive Combination. The Company estimates that these restructuring cost activities will occur over the next 9 to 15 months. As of December 31, 2012, the costs expected to be incurred on restructuring activities are estimated at $14, consisting mainly of workforce reductions.

The following table summarizes restructuring information by type of cost:

	Workforce reductions	Site closure costs	Other projects	Total
Future restructuring costs expected to be incurred	$14	$—	$—	$14
Cumulative restructuring costs incurred through December 31, 2012	$35	$—	$—	$35

Accrued liability at December 31, 2010	3	—	—	3
Restructuring charges	9	—	—	9
Payments	(4)	—	—	(4)
Accrued liability at December 31, 2011	8	—	—	8
Restructuring charges	23	—	—	23
Payments	(14)	$—	$—	(14)
Balance as of December 31, 2012	$17	$—	$—	$17

Workforce reduction costs primarily relate to non-voluntary employee termination benefits and are accounted for under the guidance for nonretirement postemployment benefits or as exit and disposal costs, as applicable. During the years ended December 31, 2012, 2011 and 2010, charges of $23, $9 and $3, respectively, were recorded in "Restructuring and other costs" in the Consolidated Statements of Operations. At December 31, 2012 and 2011, the Company had accrued $17 and $8, respectively, for restructuring liabilities in "Accrued expenses and other liabilities" in the Consolidated Balance Sheets. All of the restructuring activity related to the Silicones business.

For the years ended December 31, 2012, 2011 and 2010, the Company recognized other costs of $20, $24 and $20, respectively. These costs are primarily comprised of one-time payments for services and integration expenses.

Related Party Transactions (Notes)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related party transactions disclosure
Related Party Transactions

On October 1, 2010 in connection with the closing of the Momentive Combination, the Company entered into a shared services agreement with MSC. Under this agreement, as amended on March 17, 2011 (the "Shared Services Agreement"), the Company provides to MSC, and MSC provides to the Company, certain services, including, but not limited to, executive and senior management, administrative support, human resources, information technology support, accounting, finance, technology development, legal and procurement services. The Shared Services Agreement establishes certain criteria upon which the costs of such services are allocated between MSC and the Company. Pursuant to this agreement, during the years ended December 31, 2012, 2011 and 2010, the Company incurred approximately $148, $158 and $42, respectively, of net costs for shared services and MSC incurred approximately $155, $163 and $45, respectively, of net costs for shared services. Included in the net costs incurred for shared services under the Shared Services Agreement during the years ended December 31, 2012 and 2011, were net billings from MSC to the Company of $22 and $11, respectively. Included in the net costs incurred during the year ended December 31, 2010, were net billings from the Company to MSC of $1. These net billings were made to bring the percentage of total net incurred costs for shared services under the Shared Services agreement to 49% for the Company and 51% for MSC, as well as to reflect costs allocated 100% to one party. During the years ended December 31, 2012, 2011 and 2010, the Company realized approximately $31, $23 and $1, respectively, in cost savings as a result of the Shared Services Agreement. The Company had accounts receivable of less than $1 and $3 as of December 31, 2012 and 2011, respectively, and accounts payable to MSC of less than $1 and $15 at December 31, 2012 and 2011, respectively.

Momentive Holdings purchases insurance policies which also cover the Company and MSC. Amounts are billed to the Company based on the Company's relative share of the insurance premiums. The Company had accounts payable to Momentive Holdings of approximately $3 and $1 under these arrangements at December 31, 2012 and 2011, respectively.

On March 17, 2011, the Company entered into an amendment to the Shared Services Agreement with MSC to reflect the terms of the Master Confidentiality and Joint Development Agreement by and between MSC and the Company entered into on the same date.

In connection with the GE Advanced Materials Acquisition, MPM Holdings entered into a management consulting and advisory services agreement with Apollo and its affiliates for the provision of management and advisory services for an initial term of up to twelve years. The Company also agreed to indemnify Apollo and its affiliates and their directors, officers, and representatives for potential losses relating to the services contemplated under these agreements. Terms of the agreement provide for annual fees of $3.5 plus out of pocket expenses, payable in one lump sum annually, and provide for a lump-sum settlement equal to the net present value of the remaining annual management fees payable under the remaining term of the agreement in connection with a sale or initial public offering by the Company. These fees are included within Selling, general and administrative expenses in the Company's Consolidated Statements of Operations.

The Company sells products to various affiliated businesses (affiliates). For the year ended December 31, 2012, sales to affiliates amounted to $23. Receivables from affiliates were $5 at December 31, 2012.

The Company purchases products and services from various affiliates. Purchases under these agreements amounted to $17, $27 and $21 for the years ended December 31, 2012, 2011 and 2010, respectively. Payables to affiliates as of December 31, 2012, 2011 and 2010, resulting from procurement activity and services was less than $1, $1 and $2, respectively.

The Company is presently a party to an off-take agreement that provides for Asia Silicones Monomer Limited (“ASM”), which is owned 50% by GE Monomer (Holdings) Pte Ltd. and its affiliates to supply siloxane and certain related products to the Company through 2014 (or until certain ASM financing obligations are satisfied). At the closing of the GE Advanced Materials Acquisition, the Company entered into a long-term supply agreement with GE and GE Monomer (Holdings) Pte. Ltd. regarding the supply of siloxane and certain related products. Pursuant to the long-term siloxane supply agreement for the period through December 2026, GE and GE Monomer (Holdings) Pte. Ltd. will ensure the Company a minimum annual supply of siloxane and certain related products at least equal to the amount purchased by GE Toshiba Silicones (Thailand) Limited during the twelve month period ending November 30, 2006, subject to customary force majeure provisions and certain other limited exceptions. Under the current arrangement, the Company is committed to purchase approximately $113 for 2013 and $113 each year thereafter of off-take product, assuming total ASM production is equal to current volumes, without taking into account inflation and changes in foreign exchange rates. The Company purchased approximately $92 , $109 and $103 of supply from ASM for the years ended December 31, 2012, 2011 and 2010, respectively. Pursuant to an Assignment and Assumption Agreement, GE Monomer (Holdings) Pte. Ltd. also assigned its interest as licensor under a certain Technology License Agreement with ASM to the Company. Under this Technology License Agreement, which terminates in 2039, the Company received royalties from ASM of approximately $2 in each of the years ended December 31, 2012, 2011 and 2010.

In 2012, Apollo Global Securities, LLC (“AGS”), an affiliate of Apollo, acted as one of the initial purchasers and received less than $1 and $1 in connection with the Company's sales of the Senior Secured Notes and the First Lien Notes as described in note 9, respectively. AGS also received less than $1 in connection with arranging the issuance of the Senior Secured Notes and $1 in connection with arranging the issuance of the First Lien Notes and the commitments for the ABL Facility as described in note 9.

An affiliate of GE is one of the lenders under the Company's revolving credit facility representing approximately $160 of the lenders' $300 revolving credit facility commitment.

On March 15, 2013, an affiliate of GE entered into a letter agreement with the Company, pursuant to which it has committed to provide the Company with a new $75 million revolving credit facility (the Cash Flow Facility), as further described in Note 9 below. The Cash Flow Facility is subject to a number of conditions, including the entry of the ABL Facility, and there can be no assurance that the Company will enter into the ABL Facility and the Cash Flow Facility.

The Company declared dividends of less than $1 in each of 2012 and 2011 to fund the compensation of the Board of Managers of Momentive Holdings.

Fair Value Measurements (Notes)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value disclosures
Fair Value Measurements
Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value hierarchy exists, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three levels of inputs that may be used to measure fair value are:

Level 1	Inputs are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date.

Level 3
Unobservable inputs, that are supported by little or no market activity and are developed based on the best information available in the circumstances. For example, inputs derived through extrapolation or interpolation that cannot be corroborated by observable market data.

At December 31, 2012 and December 31, 2011, the Company had less than $1 of natural gas derivative contracts included in level 2. The fair value of the natural gas derivative contracts generally reflects the estimated amounts that the Company would receive or pay, on a pre-tax basis, to terminate the contracts at the reporting date based on broker quotes for the same or similar instruments. Counterparties to these contracts are highly rated financial institutions, none of which experienced any significant downgrades in the year ended December 31, 2012 that would reduce the fair value receivable amount owed, if any, to the Company.
The following table summarizes the carrying amount and fair value of the Company's non-derivative financial instruments at December 31, 2012:

	Carrying Amount	Fair Value
		Level 1	Level 2	Level 3

First Lien Notes	$1,100	$—	$1,108	$—
Springing Lien Notes	1,336	—	969	—
Senior Subordinated Notes	380	—	214	—
Senior Secured Notes	250	—	246	—

Total	$3,066	$—	$2,537	$—

In addition, the fair values of the $2 outstanding medium term loan, the $23 outstanding fixed asset loan and the $19 of outstanding working capital loans were approximately the same as their outstanding balances. Fair values of debt classified as Level 2 are determined based on other similar financial instruments, or based upon interest rates that are currently available to the Company for the issuance of debt with similar terms and maturities. The carrying amounts of cash and cash equivalents, short term investments, accounts receivable, trade payables and accrued expenses and other liabilities are considered reasonable estimates of their fair values due to the short-term maturity of these financial instruments.

Inventories (Notes)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory disclosure
Inventories
Inventories consisted of the following at December 31, 2012 and December 31, 2011:

	December 31, 2012	December 31, 2011
Raw materials and work in process	$107	$135
Finished goods	267	259
Total inventories	$374	$394

Property and Equipment, Net (Notes)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment Disclosure [Text Block]
Property and Equipment, Net
Property and equipment consisted of the following at December 31:

	Life	2012	2011
Land and improvements	Indefinite	$82	$88
Buildings, structures and related improvements	3-40	359	390
Machinery and equipment	8-20	1,288	1,229
Office equipment, vehicle and tooling	3-10	111	100
Software	5	45	48
Construction-in-process		59	54
		1,944	1,909
Less accumulated depreciation and amortization		(928)	(825)
Total property and equipment, net		$1,016	$1,084

Leasehold improvements and assets under capital leases, which are included in Buildings, structures and related improvements, are amortized over the shorter of the lease term (3-12 years) or estimated useful life of the assets.
Total depreciation and amortization expense for the years ended December 31, 2012, 2011 and 2010 was $144, $153, and $154, respectively.
Interest costs of $1, $1, and $1 were capitalized for the years ended December 31, 2012, 2011 and 2010, respectively.

Goodwill and other Intangibles Assets, Net Goodwill and other Intangibles Assets, Net (Notes)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Goodwill and other Intangible Assets, Net
The goodwill set forth below resulted from the GE Advanced Materials Acquisition further discussed in Note 1.
The following table sets forth the changes in goodwill:

	Silicones	Quartz	Total
Balance as of December 31, 2010	$425	$—	$425
Foreign exchange translation	7	—	7
Balance as of December 31, 2011	432	—	432
Foreign exchange translation	(20)	—	(20)
Balance as of December 31, 2012	$412	$—	$412

At December 31, 2012, accumulated goodwill impairment losses recognized by the Company since the adoption of ASC Topic 350 were $700 and $158 for the Silicones and Quartz reporting units, respectively. The Quartz reporting unit's goodwill was fully impaired.

Intangible assets as of December 31, 2012 and 2011 consisted of the following:

	Amortization period	Gross amount	Accumulated amortization	Net carrying amount
2012
Amortizing intangible assets:
Customer relationships	15-20 years	$426	$(146)	$280
Trademarks	7-20 years	142	(53)	89
Unpatented technology	20 years	144	(44)	100
Patents and other	10-20 years	38	(14)	24
Total		$750	$(257)	$493
2011
Amortizing intangible assets:
Customer relationships	15-20 years	$429	$(124)	$305
Trademarks	7-20 years	146	(45)	101
Unpatented technology	20 years	149	(38)	111
Patents and other	10-20 years	37	(12)	25
Total		$761	$(219)	$542

Amortization expense for amortizing intangible assets was $43, $45 and $43 for the years ended December 31, 2012, 2011, and 2010, respectively. There were no significant additions to intangible assets for the years ended December 31, 2012 and 2011. The change in the net carrying balances was primarily a result of fluctuations in foreign currency translation and amortization expense. The estimated amortization expense for the next five years is as follows:

Year ending December 31:
2013	$44
2014	44
2015	41
2016	41
2017	41

Debt Obligations (Notes)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt disclosure
Debt Obligations
(a)    Short-Term Borrowings
At December 31, 2012, the Company's short-term borrowings consisted of bank borrowings of $6 with a weighted average interest rate of 9.78%. At December 31, 2011, the Company's short-term borrowings consisted of bank borrowings of $3 with a weighted average interest rate of 9.90%.
(b)    Long-Term Debt
A summary of long-term debt as of December 31, 2012 and 2011 is as follows:

	2012	2011
JPMorgan Chase Bank, N.A. term loan tranche B-1-A. Repaid in 2012. Interest was payable monthly and 1% per annum principal payments were payable quarterly. Interest varied at LIBOR plus 2.25%. The interest rate as of December 31, 2011 was 2.563%.	$—	$66
JPMorgan Chase Bank, N.A. term loan tranche B-1-B. Repaid in 2012. Interest was payable monthly and 1% per annum principal payments were payable quarterly. Interest varied at LIBOR plus 3.50%. The interest rate as of December 31, 2011 was 3.813%.	—	433
JPMorgan Chase Bank, N.A. term loan tranche B-2-A denominated in Euros. Repaid in 2012. Interest was payable monthly and 1% per annum principal payments were payable quarterly. Interest varied at Euro LIBOR plus 2.25%. The interest rate as of December 31, 2011 was 3.447%.	—	110
JPMorgan Chase Bank, N.A. term loan tranche B-2-B denominated in Euros. Repaid in 2012. Interest was payable monthly and 1% per annum principal payments were payable quarterly. Interest varied at Euro LIBOR plus 3.50%. The interest rate as of December 31, 2011 was 4.697%.	—	382
First Lien Notes. Matures on October 15, 2020. Interest is payable semi-annually at 8.875%.	1,100	—
Senior Secured Notes. Matures on October 15, 2020. Interest is payable semi-annually at 10.0%.	250	—
Springing Lien Dollar Notes. Matures on January 15, 2021. Interest is payable semi-annually at 9.0%.	1,161	1,161
Springing Lien Euro Notes. Matures January 15, 2021. Interest is payable semi-annually at 9.5%.	175	171
Senior Subordinated Notes. Matures December 1, 2016. Interest is payable semi-annually at a coupon rate of 11.5%, with a yield-to-maturity of 11.68% as the notes were issued at a discount of $7, of which less than $1 was amortized during the years ended December 31, 2012 and 2011.	380	379
Second-Lien Senior Secured Notes. Repaid in 2012. Interest was payable semi-annually in cash at 12.5%.	—	179
Agricultural Bank of China Fixed Asset Loan denominated in RMB. Matures June 30, 2015. Interest on borrowings is based on 101% of the People's Bank of China reference rate. The weighted average interest rate at December 31, 2012 and 2011 was 6.51%. Interest is payable quarterly.	23	30
Agricultural Bank of China Revolving Working Capital Loan denominated in RMB. Matures June 30, 2013. Interest on borrowings is based on 105% of the People's Bank of China reference rate. The weighted average interest rate at December 31, 2012 and 2011 was 6.89% and 6.88%, respectively. Interest is payable quarterly.	16	16
JiangSu Bank of China Revolving Working Capital Loan denominated in RMB. Matures November 13, 2013. Interest is payable quarterly at 6.00%	3	—
India Bank Medium Term Loan denominated in INR. Matures June 20, 2015. Interest on borrowings is set annually and is based on 99.5% of India Bank’s Benchmark Prime Lending Rate plus a Tenor Fee of 0.5%. The interest rate at December 31, 2012 and 2011 was 14.75% and 15.00%, respectively. Interest is payable monthly.	2	4
Total long-term debt	3,110	2,931
Less current installments	29	36
Long-term debt, excluding current installments	$3,081	$2,895

Our senior secured credit facility at December 31, 2012 consisted of a $300 million revolving credit facility that includes borrowing capacity available for letters of credit of up to $100 million and a $33 million synthetic letter of credit facility.
As of December 31, 2012 and 2011, the Company had no borrowings under the revolving credit facility. The outstanding letters of credit under the revolving credit facility at December 31, 2012 were $48 leaving an unused borrowing capacity of $252. Outstanding letters of credit issued under the synthetic letter of credit facility at December 31, 2012 were $26, leaving an unused capacity of $7. The Company is in compliance with the covenants of all long-term debt arrangements at December 31, 2012.
On November 30, 2012, the Company entered into an incremental amendment to its senior secured credit facility whereby certain revolving facility lenders agreed to make approximately $300 of revolving facility commitments available for revolving facility loans under the Company's senior secured credit agreement. The incremental amendment and the new revolving commitments became effective on November 30, 2012 following the termination of the existing revolving commitments. The new revolving commitments will mature on December 3, 2014. Revolving loans under the senior secured credit facility bear interest at an adjusted LIBOR rate plus an applicable margin of 6.00% as of January 15, 2013. The commitment fee on the unused portion of the revolving credit facility is 4.00% as of January 15, 2013.

On October 25, 2012, MPM Escrow LLC and MPM Finance Escrow Corp. (Escrow Issuers), wholly owned special purpose subsidiaries of the Company, issued $1,100 principal amount of 8.875% first-priority senior secured notes due 2020 (First Lien Notes) in a private offering. The proceeds from the sale of First Lien Notes were initially placed in escrow and were released on November 16, 2012 following the Company's assumption of all obligations of the Escrow Issuers under the First Lien Notes and the Company's amendment of its credit agreement governing its senior secured credit facility as further described below. The proceeds from the sale of the First Lien Notes were used, on November 16, 2012, (i) to repay all amounts outstanding under the Company's senior secured credit facility (without reducing the commitments under the revolving credit facility), (ii) to irrevocably deposit approximately $219 with the trustee for the 12½% Second-Lien Senior Secured Notes due 2014 (Second Lien Notes) in order to satisfy and discharge all of the Company's outstanding $200 aggregate principal amount of the Second Lien Notes, which were redeemed on December 16, 2012 at a redemption price equal to 103.125% plus accrued and unpaid interest to the redemption date, (iii) to pay related fees and expenses and (iv) for general corporate purposes. The Company recognized a loss of $51, including $12 of foreign currency exchange losses, on this extinguishment of debt. Included in the loss of $51 is an out of period credit of $4 related to an over expensing of debt discount interest on the Second Lien Notes that was not material to the prior years.

The First Lien Notes are guaranteed on a first-priority senior secured basis by the existing domestic subsidiaries that are guarantors under the Company's senior secured credit facility and will be guaranteed on the same basis by any future domestic subsidiaries that guarantee any debt of the Company or of any guarantor of the First Lien Notes. The First Lien Notes are secured by a security interest in certain assets of the Company and such U.S. subsidiaries, which interest is pari passu in priority to the liens on substantially the same collateral securing the Company's existing senior secured credit facility and senior in priority to the liens on substantially the same collateral securing the Company's Senior Secured Notes and Springing Lien Notes. If the Company enters into the ABL Facility as described below, the First Lien Notes and guarantees will instead be secured by first-priority liens on collateral that generally includes most of the Company's and its domestic subsidiaries' assets other than inventory and accounts receivable and related assets (the Notes Priority Collateral), and by second-priority liens on the domestic portion of the collateral for the ABL Facility (the ABL Priority Collateral), which generally includes most of the inventory and accounts receivable and related assets of the Company, its domestic subsidiaries and certain of its foreign subsidiaries, in each case subject to certain exceptions and permitted liens. If the Company enters into the ABL Facility and the Cash Flow Facility as described below, the first-priority lien in the Notes Priority Collateral and the second-priority lien in the domestic ABL Priority Collateral securing the First Lien Notes will be shared pari passu with the lenders under the Cash Flow Facility, in each case subject to certain exceptions and permitted liens.

Effective as of November 16, 2012, the Company amended the credit agreement governing its senior secured credit facility (such amendment, the Credit Agreement Amendment) to, among other things, allow for the Company's assumption of the First Lien Notes and the pari passu sharing of the collateral of the Company and its domestic subsidiaries currently securing the senior secured credit facility between the secured parties under such credit facility and the holders of the First Lien Notes. The Credit Agreement Amendment also (i) increased the maximum senior secured leverage ratio to which the Company is subject from 4.25 to 1.00 to 5.25 to 1.00, (ii) increased (a) the applicable margin with respect to revolving loans to 6.00% for Eurocurrency loans and (b) the commitment fee on the unused revolving credit facility to 4.00%, in each case effective as of 60 days after the effective date of the Credit Agreement Amendment and (iii) modified certain other provisions of the senior secured credit facility.

On October 25, 2012, the Company obtained commitments from financial institutions for a new $270 asset-based revolving loan facility (the ABL Facility), which is subject to a borrowing base. The borrowing base will be based on a specified percentage of eligible accounts receivable and inventory and, in certain foreign jurisdictions, machinery and equipment. The ABL Facility will be secured by, among other things, first-priority liens on the ABL Priority Collateral, and by second-priority liens on the Notes Priority Collateral, in each case subject to certain exceptions and permitted liens.

On March 15, 2013, the Company obtained additional commitments from an affiliate of GE for a new $75 million revolving credit facility (the Cash Flow Facility). The Company intends to use the Cash Flow Facility as a source of additional liquidity to supplement the ABL Facility and to enter into the Cash Flow Facility only in the event that the Company enters into the ABL Facility. The amount committed under the Cash Flow Facility may not be borrowed if the borrowing of such amount (or any portion thereof) could be borrowed under the ABL Facility without violating a utilization test under the Cash Flow Facility. If the Company enters into the ABL Facility, either by itself or together with the Cash Flow Facility, it will replace the Company's existing senior secured credit facility. The ABL Facility and Cash Flow Facility are subject to a number of conditions, and there can be no assurance that the Company will enter into the ABL Facility or the Cash Flow Facility.

In May 2012, the Company issued $250 in aggregate principal amount of 10% senior secured notes due October 2020 (Senior Secured Notes) at an issue price of 100%. The Company used the net proceeds to repay $240 in aggregate principal amount of existing term loans maturing May 2015 under its senior secured credit facilities, effectively extending its debt maturity profile. The Company recognized a loss of $6 on this extinguishment of debt. The Senior Secured Notes are guaranteed on a senior secured basis by the Company's existing domestic subsidiaries that are guarantors under the senior secured credit facilities and will be guaranteed on the same basis by any future domestic subsidiaries that guarantee any debt of the Company or of any guarantor of the Senior Secured Notes. The Senior Secured Notes are secured by a security interest in certain assets of the Company and such U.S. subsidiaries, which interest is junior in priority to the liens on substantially the same collateral securing the existing senior secured credit facilities and First Lien Notes and senior in priority to the liens on substantially the same collateral securing the Springing Lien Notes due 2014.

In April 2012, the Company’s wholly-owned subsidiary Momentive Performance Materials GmbH, the German Borrower under the senior secured credit facilities, incurred incremental term loans due May 2015 under the senior secured credit facilities in an aggregate principal amount of $175 in the form of new tranche B-3 term loans denominated in U.S. dollars. Net consideration from the transaction (which consisted of a combination of cash and rollover debt after discounts and fees), together with cash on hand, was used to extinguish approximately $178 of existing term loans maturing December 2013, effectively extending the Company's debt maturity profile. The new tranche B-3 term loans, which were repaid later in 2012, yielded interest at an adjusted LIBOR rate plus an applicable margin of 3.50%.
The Company issued on November 5, 2010 approximately $848 U.S. dollar equivalent principal amount of USD second-priority 9.0% springing lien notes due 2021 (Springing Lien Dollar Notes) and EUR second-priority 9.5% springing lien notes due 2021 (Springing Lien Euro Notes and, together with the Springing Lien Dollar Notes, the Springing Lien Notes) in a private offering (Springing Lien Note Offering). The Springing Lien Notes are guaranteed on a second-priority secured basis by the existing domestic subsidiaries that are guarantors under the Company's senior secured credit facility and will be guaranteed on the same basis by any future domestic subsidiaries that guarantee any debt of the Company or of any guarantor of the Springing Lien Notes. The Springing Lien Notes are secured by a second-priority security interest in certain assets of the Company and such U.S. subsidiaries, which interest is junior in priority to the liens on substantially the same collateral securing the Company's existing senior secured credit facility, First Lien Notes and Senior Secured Notes. The Company used the net proceeds from the offering of Springing Lien Notes to, (i) pay the consideration with respect to the tender offers and redemption of the remaining series of Senior Notes and (ii) pay certain related transaction costs and expenses.
In connection with the closing of the Springing Lien Note Offering, investment funds affiliated with Apollo Global Management, LLC entered into an agreement to exchange the entire amount of their holdings of each series of the Senior Notes for the Springing Lien Dollar Notes at an exchange ratio determined based on the consideration offered to holders in the Tender Offers, and intended to give Apollo an aggregate value equivalent to that which it would receive if it had received the total consideration in the Tender Offers and used the proceeds thereof to invest in the Springing Lien Dollar Notes (Apollo Exchange). The Company issued approximately $526 of Springing Lien Dollar Notes to Apollo in the Apollo Exchange. Apollo owned approximately $234 principal amount of the 93/4% Senior Notes, €88 principal amount of the 9% Senior Notes and $139 principal amount of the Senior Toggle Notes.
The Company recognized a loss on the 2010 transactions of $78, including $25 of foreign currency exchange losses.
In October 2011, the Company repurchased approximately €17 in aggregate principal amount of the Euro Fixed-Rate Notes on the open market, reducing the aggregate principal amount of Springing Lien Euro Notes outstanding from €150 to €133. The total purchase excluding accrued interest paid by the Company was €12. The Company recognized a gain on the extinguishment of $7, including $1 of foreign currency exchange gains.
The credit agreement governing the senior secured credit facility and the indentures governing the First Lien Notes, Senior Secured Notes, Springing Lien Notes and Senior Subordinated Notes also limit the Company's ability to, among other things: (i) incur additional indebtedness; (ii) declare or pay dividends or make other distributions or repurchase or redeem Company stock; (iii) make investments; (iv) sell assets, including capital stock of restricted subsidiaries; (v) enter into agreements restricting the Company's subsidiaries ability to pay dividends; (vi) consolidate, merge, sell or otherwise dispose of all or substantially all of the Company's assets; (vii) enter into transactions outside the ordinary course of business with our affiliates; and, (viii) incur liens.
On March 17, 2009, Apollo Management VI, L.P. (“Apollo VI”) and the Company entered into a letter agreement enabling the Company to purchase some or all of certain debt securities of the Company acquired by Apollo VI or its affiliates for a period of 180 days after the date of purchase unless such securities are sold or transferred to an unaffiliated third party. As of the date of this filing, the Company has not exercised any purchase rights under this letter agreement.
Interest expense on long-term debt was $260, $241 and $232 for the years ended December 31, 2012, 2011 and 2010, respectively. Amortization of debt discount and debt issuance costs amounted to $18, $15 and $17 for the years ended December 31, 2012, 2011 and 2010, respectively, and is included in Interest expense in the Consolidated Statements of Operations.
 As of December 31, 2012, the aggregate principal maturities for the next five years are as follows:

Year ending December 31:
2013	$29
2014	9
2015	6
2016	382
2017	—

Accrued Expenses and Other Liabilities (Notes)	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
Accrued Expenses and Other Liabilities
The following represents a summary of accrued expenses and other liabilities at December 31:

	2012	2011
Employee compensation and benefits	$51	$49
Other accrued expenses	106	117
Total accrued expenses and other liabilities	$157	$166

Deficit Equity (Notes)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Deficit
(a) Common Stock and Additional Paid-in Capital
At December 31, 2012 and 2011, common stock consists of 100 shares issued and outstanding with a par value of one cent per share. At December 31, 2012 and 2011, MPM Holdings represented the sole shareholder of the Company as a result of its capital contribution of $904 to the Company on December 4, 2006. Additional paid-in capital primarily relates to the excess of paid-in-capital over the par value of the common shares from the capital contribution, net of $305 in deemed dividend to GE.
(b) Accumulated Other Comprehensive Income (Loss)
The accumulated balances for each classification of comprehensive income (loss) are as follows:

	Foreign currency translation	Pension and Postretirement liability adjustments	Derivative instruments	Accumulated other comprehensive income
Balance at December 31, 2009	$171	$11	$(2)	$180
Net current period change	77	(42)	2	37
Balance at December 31, 2010	248	(31)	—	217
Net current period change	26	(15)	—	11
Balance at December 31, 2011	274	(46)	—	228
Net current period change	(29)	(19)	—	(48)
Balance at December 31, 2012	$245	$(65)	$—	$180

The accumulated balances and corresponding tax effects for each component of other accumulated comprehensive income (loss) as of December 31, 2012, 2011 and 2010 are as follows:

	2012
	Pre-tax amount	Tax expense	Net-of-tax amount
Foreign currency translation	$245	$—	$245
Pension and postretirement liability adjustments	(56)	(9)	(65)
	$189	$(9)	$180
	2011
	Pre-tax amount	Tax expense	Net-of-tax amount
Foreign currency translation	$274	$—	$274
Pension and postretirement liability adjustments	(44)	(2)	(46)
	$230	$(2)	$228
	2010
	Pre-tax amount	Tax expense	Net-of-tax amount
Foreign currency translation	$248	$—	$248
Pension and postretirement liability adjustments	(36)	5	(31)
	$212	$5	$217

(c) Noncontrolling Interests
The following table presents the changes in the proportionate share of the equity of the noncontrolling interest shareholder balances:

	Years ended December 31,
	2012	2011	2010
Balance, beginning of period	$—	$4	$4
Currency translation adjustment	—	—	—
Dividends paid	—	—	(1)
Disposition of joint venture	—	(5)	—
Noncontrolling interests share of income (loss)	—	1	1
Balance, end of period	$—	$—	$4

Stock-based Compensation (Notes)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Stock-based Compensation

2011 Equity Plan
On February 23, 2011, the Compensation Committee of the Board of Managers of Momentive Holdings approved the Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan (the “2011 Equity Plan”). Under the 2011 Equity Plan, Momentive Holdings can award unit options, unit awards, restricted units, restricted deferred units, and other unit-based awards. The restricted deferred units are nonvoting units of measurement, which are deemed to be equivalent to one common unit of Momentive Holdings. The unit options are options to purchase common units of Momentive Holdings. The awards contain restrictions on transferability and other typical terms and conditions.

The following is a summary of key terms of the stock-based awards granted to MPM employees under the 2011 Equity Plan on February 23, 2011:

Tranche	Momentive Holdings Units Granted	Vesting Terms	Option/Unit Term
Unit Options:			10 years
Tranche A Options	716,351	Time-vest ratably over 4 years; Accelerated vesting six months after certain change of control transactions
Tranche B Options	358,171
Performance-based: Vest upon the earlier of i) the two year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Tranche C Options	358,171
Performance-based: Vest upon the earlier of i) the one year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Restricted Deferred Units (RDUs):			N/A

Tranche A RDUs	238,777	Time-vest ratably over 4 years; Accelerated vesting six months after certain change of control transactions
Tranche B RDUs	119,391
Performance-based: Vest upon the earlier of i) the two year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Tranche C RDUs	119,391
Performance-based: Vest upon the earlier of i) the one year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Unit Options

The Tranche A Options were granted with a grant date fair value of approximately $2. The fair value was estimated at the grant date using a Black-Scholes option pricing model. The assumptions used to estimate the fair value were a 2.21% risk free interest rate, a 6.25 year expected life, a 37.4% expected volatility rate and a 0% dividend rate.

The Tranche B and Tranche C Options were granted with performance and market conditions with a grant date fair value of approximately $1 and $1, respectively. The fair value was estimated at the grant date using a Monte Carlo valuation method, which is a commonly accepted valuation model for awards with market and performance conditions. The Monte Carlo valuation method requires the use of a range of assumptions. The range of risk-free interest rates were 0.16% to 3.49%, expected volatility rates ranged from 34.5% to 41.5% and the dividend rate was 0%. The expected life is not used in the Monte Carlo valuation method, but the output of the model indicated a weighted average expected life of 9.2 years. Compensation cost has not been recognized for the Tranche B and Tranche C Options during the year ended December 31, 2012 or 2011, since it is not probable the related options will vest. Compensation cost will be recognized over the service period once the satisfaction of the performance condition is probable.

Restricted Deferred Units

The Tranche A RDUs were granted with a grant date fair value of approximately $1. Compensation cost of less than $1 was recognized during the year ended December 31, 2012.

The Tranche B RDUs and Tranche C RDUs were granted with a grant date fair value of approximately $1 and $1, respectively. The fair value of each RDU was estimated at the grant date using the same Monte Carlo valuation method and assumptions as for the unit options. The RDU's have an indefinite life, thus the term used in the valuation model was 30 years, which resulted in a weighted average expected life of 21.4 years. Compensation cost has not been recognized for the Tranche B RDUs and Tranche C RDUs during the year ended December 31, 2011 because as of this date, it is not probable the related restricted deferred units will vest. Compensation cost will be recognized over the service period once the satisfaction of the performance condition is probable.

Although the 2011 Equity Plan is issued by Momentive Holdings, the underlying compensation cost represents compensation costs paid for by Momentive Holdings on MPM's behalf, as a result of the employees' service to MPM. All compensation cost is recorded over the requisite service period on a graded-vesting basis and is included in Selling, general and administrative expense in the Consolidated Statements of Operations.
Awards available to be granted under the 2011 Equity Plan (including both options and RDUs) are 1,890,756 at December 31, 2012.
2007 Long-Term Incentive Plan
On March 30, 2007, the Board of Directors of MPM Holdings approved the 2007 Long-Term Incentive Plan of Holdings (the “Incentive Plan”). As a result of the October 1, 2010 transaction in which Momentive Holdings became the Company's ultimate parent, the options issued under the Incentive Plan were converted to options to purchase units of Momentive Holdings. The exchange ratio was 38.5518 Momentive Holdings options for each 1 option of MPM Holdings outstanding. As a result, the prior period data has been recast to reflect this conversion. A maximum of 19,275,900 of Momentive Holdings units may be issued or transferred, including units issuable upon exercise of non-qualified stock options granted under the Incentive Plan.
 Employee option grants with graded vesting vest over a four or five-year period. The performance based options vest upon the earlier of (i) Apollo's achievement of a specified internal rate of return on its equity investment in MPM Holdings (now converted into Momentive Holdings common units) and (ii) Apollo's achievement of a specified cash-on-cash return on its equity investment in MPM Holdings (now converted into Momentive Holdings common units). The cash-on-cash return vesting criteria was added in early 2010. 77,103 options were granted under the Incentive Plan to the Company's directors in 2009. Director options vested and became exercisable immediately upon being granted and had a weighted average per share grant-date fair value of $1.14 for options granted in 2009. The fair value of each employee's options with graded vesting and the director options was estimated using the Black-Scholes-Merton option pricing model. For the options associated with investor IRR and cash-on-cash return, an adaptation of the Black-Scholes-Merton, which took into consideration the internal rate of return thresholds, was used to estimate fair value. This model adaptation is essentially equivalent to the use of a path-dependent lattice model.
Expected volatility was based on the historical volatility of representative peer companies’ stocks. Expected term for graded and director options was based on the simplified method which allows a term equal to the period from grant date to the mid-point between vesting dates and contractual expiration of the options. For options associated with investor IRR or cash-on-cash returns, the expected term reflected an assumed date when the investor would reach its internal rate of return or cash-on-cash return threshold plus an estimated additional holding period until the option exercise. For these awards, expense is measured but not recorded until the actual occurrence of the market condition being met, at which time the total remaining expense would be recognized. Expected dividend yield was based on management’s expectation of no dividend payments. Risk free interest rates were based on the U.S. treasury yield curve in effect at the grant date for instruments with similar lives.
Financial Statement Impact
For the fiscal years ended December 31, 2012, 2011 and 2010, the Company recognized less than $1 in each period for director compensation, less than $1, $2 and $3 for employee compensation, respectively. The compensation expenses are included in Selling, general and administrative expenses on the Consolidated Statements of Operations. The Company recognized no tax benefits. As of December 31, 2012, there was $1 of unrecognized compensation costs related to unvested options. The unrecognized compensation costs are expected to be recognized over a weighted-average period of 1.3 years.
The following is a summary of the Company's stock option plans activity as of and for the years ended December 31, 2012:

	Momentive Holdings Common Units	Weighted Average Exercise Price
Outstanding at December 31, 2011	10,830,238	$2.90
Granted	—
Forfeited	(480,165)	$3.40
Expired	—
Exercised	—
Outstanding at December 31, 2012	10,350,073	$2.88
Exercisable at December 31, 2012	4,511,080	$2.80
Expected to vest at December 31, 2012	5,058,938	$2.91

At December 31, 2012, the exercise prices for outstanding options ranged from $2.59 and $4.85 with a weighted average remaining contractual life of 5.4 years. The weighted average remaining contractual life for options exercisable and options expected to vest was 5 and 5.3 years, respectively. At December 31, 2012, the aggregate intrinsic value of both options exercisable and options expected to vest was less than $1. The total amount of cash received and total intrinsic value (which is the amount by which the stock price exceeded the exercise price of the options on the date of exercise) of options exercised during the years ended December 31, 2012, 2011 and 2010 was $0 in each year.
Restricted Unit Activity
Following is a summary of the Company's restricted unit plan activity for the year ended December 31, 2012:

	Momentive Holdings Common Units	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2011	413,600	$4.69
Restricted units granted	—	$—
Restricted units vested	(44,558)	$4.85
Restricted units forfeited	(60,054)	$4.85
Nonvested at December 31, 2012	308,988	$4.64

The weighted average remaining contractual life for restricted units granted and outstanding was 2.2 years.

Recent Developments

On March 8, 2013, the Compensation Committee of the Board of Managers of Momentive Holdings approved grants under the 2011 Equity Plan of restricted deferred units and unit options to certain of our key managers, including our named executive officers.

Income Taxes (Notes)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax disclosure
Income Taxes
For the years ended December 31, 2012, 2011 and 2010, the Company’s tax provision was computed based on the legal entity structure, as described in note 1. Any tax benefit or valuation allowance related to net operating losses (NOL) was recognized and evaluated on a stand-alone basis.
The components of income (loss) before income taxes are as follows:

	Year ended December 31,
	2012	2011	2010
Income (loss) before income taxes:
U.S.	$(239)	$(101)	$(108)
Non U.S.	(123)	(6)	43
	$(362)	$(107)	$(65)

Income tax expense (benefit) attributable to income (loss) from operations consists of:

	Current	Deferred	Total
Year ended December 31, 2012:
United States federal	$—	$(7)	$(7)
State and local	(1)	—	(1)
Non U.S. jurisdictions	19	(3)	16
	$18	$(10)	$8
Year ended December 31, 2011:
United States federal	$—	$—	$—
State and local	—	—	—
Non U.S. jurisdictions	18	9	27
	$18	$9	$27
Year ended December 31, 2010:
United States federal	$—	$1	$1
State and local	1	—	1
Non U.S. jurisdictions	16	(20)	(4)
	$17	$(19)	$(2)

Income tax (benefit) expense attributable to income from operations was $8, $27 and ($2) for the years ended December 31, 2012, 2011 and 2010, respectively, and differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pretax income from continuing operations as a result of the following:

	Year ended December 31,
	2012	2011	2010
Income tax expense (benefit):
Computed “expected” tax expense (benefit)	$(127)	$(37)	$(23)
State and local income taxes, net of Federal income tax benefit	(1)	—	—
Increase (reduction) in income taxes resulting from:
Tax rate changes	2	(2)	4
Non U.S. tax rate differential	(1)	2	(8)
Branch accounting effect	33	12	35
Withholding taxes	1	1	2
Valuation allowance	96	53	(14)
Permanent differences	1	(2)	2
Settlements	4	—	—
	$8	$27	$(2)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012, and 2011 are presented below.

	U.S.		Non U.S.
	2012	2011	2012	2011
Current deferred tax assets:
Inventory	$9	$9	$4	$5
Vacation	2	4	1	2
Provision for expenses related to timing	6	3	19	15
Other	7	12	2	2
Total current deferred tax assets	24	28	26	24
Noncurrent deferred tax assets:
Amortization	128	162	6	7
Depreciation	27	23	14	14
Pension	121	124	34	27
Net operating losses	375	307	122	84
Branch accounting future credits	12	13	—	—
Reserves	2	2	—	—
Deferred interest deductions	—	—	29	18
Other	6	7	1	2
Total noncurrent deferred tax assets	671	638	206	152
Total gross deferred tax assets	695	666	232	176
Less valuation allowance	(685)	(655)	(127)	(64)
Net deferred tax assets	10	11	105	112
Current deferred tax liabilities:
Inventory	—	—	9	8
Provision for expenses related to timing	—	—	2	3
Other	—	—	13	13
Total current deferred tax liabilities	—	—	24	24
Noncurrent deferred lax liabilities:
Amortization	—	—	67	75
Depreciation	—	—	42	45
Other	10	11	5	4
Total noncurrent deferred tax liabilities	10	11	114	124
Total deferred tax liabilities	10	11	138	148
Net deferred tax asset (liability)	$—	$—	$(33)	$(36)

NOL Schedule

Country	NOL value
United States	$1,049
Germany	193
Japan	120
Thailand	47
Other	19
Total	$1,428

At December 31, 2012, 2011 and 2010, the Company had available approximately $1,428, $1,111 and $956 of gross net operating loss carryforwards with expiration dates ranging from one year to indefinite that may be applied against future taxable income, respectively. $526 of the $1,049 U.S. net operating loss carryforwards are subject to dual consolidated loss rules and potentially could be recaptured, should certain triggering events occur within the certification period. The net operating losses for the United States, Japan and Thailand will begin to expire in 2026, 2014 and 2016, respectively. The net operating losses for Germany have no expiration date.
The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the net deferred tax assets are deductible, management believes it is more likely that the Company will not realize the benefit of most of their net deferred tax assets. As of December 31, 2012 and 2011, in some jurisdictions in which there is a net deferred tax asset, the Company has established a full valuation allowance. However, there are exceptions for certain non U.S. jurisdictions where, based on management’s assessment, it is more likely than not the net deferred tax asset will be realized. For the years ending December 31, 2012 and 2011, the Company established new valuation allowances of $9 and $28, respectively, in certain non-U.S. jurisdictions based on its assessment that the net deferred tax assets will likely not be realized.
The Company is recognizing the earnings of non-U.S. operations currently in its U.S. consolidated income tax return as of December 31, 2012 and is expecting that all earnings not required to service debt of the Company’s operations in non-U.S. jurisdictions will be repatriated to the U.S. The Company has accrued the incremental tax expense expected to be incurred upon the repatriation of these earnings.
Under branch accounting, the inclusion of the non-U.S. operations in the U.S. income tax return requires the establishment of a deferred tax asset or liability to offset the foreign affiliates’ tax consequences; eliminating a duplicative deferred tax benefit or expense. The “branch accounting future credit” deferred tax asset of $12 and $13 at December 31, 2012 and 2011, respectively, principally represents the offset to the non-US affiliates deferred tax liabilities.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits, December 31, 2010	$20
Additions for tax positions of the current year	3
Additions for tax positions of prior years	1
Reductions for tax positions of prior years	(4)
Settlements	—
Statute of limitations expiration	(1)
Foreign currency translation	2
Balance at December 31, 2011	21

Additions for tax positions of the current year	3
Additions for tax positions of prior years	2
Reductions for tax positions of prior years	(1)
Settlements	—
Statute of limitations expiration	(1)
Foreign currency translation	(4)
Balance at December 31, 2012	$20

Liabilities for unrecognized tax benefits as of December 31, 2012 relate to various foreign jurisdictions. If recognized, all of the unrecognized tax benefits as of December 31, 2012 would reduce the Company’s effective tax rate.
The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes. As of December 31, 2012 and 2011 the Company has recorded a liability of approximately $1 and $1, respectively, for interest and penalties.
The Company files income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. In the normal course of business the Company is subject to examination by taxing authorities throughout the world with examinations ongoing in a few of those jurisdictions including Germany, Malaysia and Italy. Such major jurisdictions with open tax years are as follows: United States 2006-2012, Germany 2007-2012, Italy 2003-2012, Switzerland 2009-2012, Singapore 2005-2012, Japan 2007-2012, Thailand 2010-2012, Hong Kong 2007-2012, Canada 2009-2012 and Brazil 2007-2012. Unrecognized tax benefits are not expected to change significantly over the next 12 months.
The Company is recognizing the earnings of non-U.S. operations currently in its U.S. consolidated income tax return as of December 31, 2012 and is expecting that all earnings not required to service debt of the Company’s operations in non-U.S. jurisdictions will be repatriated to the U.S. The Company has accrued the incremental tax expense expected to be incurred upon the repatriation of these earnings. In addition, the Company has certain intercompany arrangements that if settled may trigger taxable gains or losses based on currency exchange rates in place at the time of settlement. Since the currency translation impact is considered indefinite, the Company has not provided deferred taxes on gains of $278, which could result in a tax obligation of $98, based on currency exchange rates as of December 31, 2012. Should the intercompany arrangement be settled or the Company changes its assertion, the actual tax impact will depend on the currency exchange rate at the time of settlement or change in assertion.

Commitments and Contingencies (Notes)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments disclosure
Commitments and Contingencies
(a) Litigation
The Company is subject to various claims and legal actions arising in the ordinary course of business, none of which management believes is likely to have a material adverse effect on the Company’s consolidated financial position, results of operations or liquidity.
(b) Purchase Commitments
The Company has signed multi-year agreements with vendors in order to obtain favorable pricing and terms on products that are necessary for the ongoing operation of its business. Under the terms of these agreements, the Company has committed to contractually specified minimums over the contractual periods. A majority of these contractual commitments are related to the off-take agreement with ASM, as disclosed in note 4. As of December 31, 2012, future contractual minimums are as follows:

Year ending December 31:
2013	$142
2014	142
2015	129
2016	129
2017	116
Thereafter	1,049
$1,707

To the extent that the Company does not purchase the contractual minimum amount, the Company must pay vendors the shortfall. The Company believes that it will meet the contractual minimums through the normal course of business.
(c) Environmental Matters
The Company is involved in certain remediation actions to clean up hazardous wastes as required by federal and state laws. Liabilities for remediation costs at each site are based on the Company’s best estimate of discounted future costs. As of December 31, 2012 and 2011, the Company had recognized obligations of $6 and $8, respectively, for remediation costs at the Company’s manufacturing facilities and offsite landfills. These amounts are included in Other liabilities in the accompanying Consolidated Balance Sheets. The undiscounted obligations, which are expected to be paid over the next 100 years, are approximately $20.
(d) Lease Commitments
The Company has several noncancelable operating leases, primarily for manufacturing equipment, office equipment and office buildings. These leases generally require the Company to pay all executory costs such as maintenance and insurance. Future minimum lease payments as of December 31, 2012 are as follows:

Year ending December 31:
2013	$12
2014	11
2015	8
2016	7
2017	6
Thereafter	15
Total future minimum lease payments	$59

The Company is also a lessee under various cancelable operating lease arrangements for industrial equipment, computer and office equipment. Rent expense for noncancelable and cancelable operating leases was $25, $23 and $22 for the years ended December 31, 2012, 2011 and 2010, respectively.

Pension Plans and Other Postretirement Benefits (Notes)	12 Months Ended
Dec. 31, 2012
Pension [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Pension and Postretirement Benefits
Domestic Pension Plans
The Company's U.S. defined benefit plan provides benefits to substantially all U.S. employees based on the greater of a formula recognizing career earnings or a formula recognizing length of service and final average earnings. Certain benefit provisions are subject to collective bargaining with U.S. labor unions. In June 2012, the Company announced that benefits under the U.S. defined benefit plan would be frozen effective as of August 31, 2012 for all U.S. salaried exempt employees.
Eligible U.S. employees may also participate in the Company's defined contribution plan. Under this plan, eligible employees may invest a portion of their earnings, with the Company matching up to a maximum of 4% of the employees' annual earnings or nine thousand eight hundred dollars, in various program funds. Effective September 1, 2012, the Company enhanced its defined contribution plan by providing a Company match up to 5% of the eligible compensation for salaried exempt employees. The Company also instituted an annual retirement contribution, which is a contribution that will be deposited in the accounts of salaried exempt employees each year based on years of service. Lastly, the Company also instituted an achievement match, which is a contribution that will be deposited into the accounts of salaried exempt each year if global targets are achieved. The Company recognized expense of $6, $6 and $4 during 2012, 2011 and 2010, respectively, associated with this plan.
Foreign Pension Plans
Outside the U.S., the Company maintains its principal defined benefit pension plans in Germany, Japan and Switzerland (collectively, Foreign or Foreign Pension Plans). The Company maintains additional defined benefit pension plans in various other locations. These additional plans are not significant and are excluded from the disclosures presented below.
The Company's defined benefit pension plans in Germany cover substantially all of its employees. These plans are not funded and benefits are paid from the Company to retirees directly. The benefits are based on years of service and the employee's final pensionable salary, as defined by the plan. The benefits are not vested until the employee retires at a minimum eligible age of 60 years.
The Company's defined benefit pension plan in Japan covers substantially all of its employees. The benefits of the Company's Japanese pension plan are based on years of service and the employee's three highest years of compensation during the last 10 years of employment. The pension plan assets are managed by a variety of Japanese financial institutions.
In Switzerland, the Company's defined benefit plan provides pension, death and disability benefits to substantially all employees. Benefits are based on participants' accumulated account balances plus an annuity conversion factor established by the Swiss government. The pension liability is administered through a collective foundation, together with benefits provided by GE to its employees.
Employees in the United Kingdom participate in GE pension plans along with GE employees. Prior to 2009, employees in the Netherlands also participated in GE pension plans along with GE employees. The Company's pension expense associated with contributions to these multi-employer pension plans was less than $1 for the years ended December 31, 2012, 2011 and 2010, respectively.
Cost of Pension Plans
Net periodic pension cost for the years ended December 31, 2012, 2011 and 2010 includes the following (income) expense components:

	Domestic			Foreign
	Year ended December 31,			Year ended December 31,
	2012	2011	2010	2012	2011	2010
Expected return on plan assets	$(6)	$(5)	$(4)	$(1)	$(1)	$(1)
Service cost for benefits earned	18	19	15	6	7	6
Interest cost on benefit obligation	7	7	5	4	4	3
Prior service benefit	—	(1)	(1)	—	—	—
Net actuarial (gain) loss recognized	1	—	(1)	—	1	—
Curtailment gain	(1)	(6)	—	—	—	—
	$19	$14	$14	$9	$11	$8

The curtailment gain recognized on domestic pension benefits during the years ended December 31, 2012 and 2011 related to the U.S. defined benefit plan freeze previously discussed and the supplementary defined benefit pension plan freeze in 2011.
Actuarial Assumptions
The Company measures and records the expense of its pension plan obligations based on actuarially determined estimates, using a December 31 measurement date. Weighted average assumptions used to determine benefit obligations as of December 31 were as follows:

	Domestic			Foreign
	2012	2011	2010	2012	2011	2010
Discount rate	4.20%	5.02%	5.60%	2.38%	3.00%	2.58%
Compensation increases	3.50%	4.25%	4.38%	2.42%	2.25%	2.06%
Expected return on assets	7.50%	7.50%	8.00%	3.31%	2.72%	2.71%

The Company's defined benefit pension plans in Germany also relied upon assumptions regarding pension benefit increases of 1.75% in 2012, 2011 and 2010. The discount rates at December 31 are used to measure the year-end benefit obligations and the earnings effects for the subsequent year. The Company determines its assumption for the discount rates based on an index of high-quality corporate bond yields and matched-funding yield curve analysis as of the measurement date. To determine the expected long-term rate of return on pension plan assets, the Company considers the current and expected asset allocation, as well as historical and expected returns on various categories of plan assets. The Company applies the expected rate of return to a market-related value of assets, which stabilizes variability in assets to which the expected return is applied. The Company amortizes experience gains and losses and effects of changes in actuarial assumptions and plan provisions over a period no longer than the average future service of employees.
Funding Policy
The funding policy for the various pension plans is to contribute amounts sufficient to meet minimum funding requirements as set forth in employee benefit and tax laws. In 2013, the Company expects to contribute approximately $4 and $3 to the Company's Domestic and Foreign plans, respectively. The Company contributed $13 and $6 to its Domestic and Foreign plans, respectively, in 2012.
Benefit Obligations
Benefit obligations are described in the following tables. Accumulated Benefit Obligation (ABO) and Projected Benefit Obligation (PBO) represent the obligations of a pension plan for past service as of the measurement date. ABO is the present value of benefits earned to date with benefits computed based on current compensation levels. PBO represents ABO increased to reflect expected future compensation.
Projected Benefit Obligation

	Total		Domestic		Foreign
	2012	2011	2012	2011	2012	2011
Balance at January 1	$285	$258	$153	$113	$132	$145
Service cost for benefits earned	24	26	18	19	6	7
Interest cost on benefit obligations	11	11	7	7	4	4
Participant contributions	—	—	—	—	—	—
Plan amendments	—	(4)	—	—	—	(4)
Actuarial loss (gain)	52	4	20	21	32	(17)
Benefits paid	(7)	(7)	(1)	(1)	(6)	(6)
Exchange rate adjustments	(6)	3	—	—	(6)	3
Plan curtailments	(19)	(6)	(19)	(6)	—	—
Balance at December 31	$340	$285	$178	$153	$162	$132

Actuarial gains and losses are principally associated with discount rate changes.
Accumulated Benefit Obligation

	Total		Domestic		Foreign
	2012	2011	2012	2011	2012	2011
Balance at December 31	$314	$241	$161	$118	$153	$123

The following table provides information about the Company's pension plans with accumulated benefit obligations that exceed the fair value of plan assets

	Total		Domestic		Foreign
	2012	2011	2012	2011	2012	2011
Funded plans with assets less than ABO
Plan assets	$125	$103	$91	$70	$34	$33
Accumulated benefit obligations	218	184	140	102	78	82
Projected benefit obligations	242	227	157	137	85	90
Unfunded plans
Accumulated benefit obligations	96	57	21	16	75	41
Projected benefit obligations	98	58	21	16	77	42

Plan Assets
The following table sets forth the components of the change in plan assets for the year ended December 31:

	Total		Domestic		Foreign
	2012	2011	2012	2011	2012	2011
Balance at January 1	$103	$89	$70	$57	$33	$32
Actual gain (loss) on plan assets	12	(1)	9	—	3	(1)
Employer contributions	19	18	13	14	6	4
Participant contributions	—	—	—	—	—	—
Benefits paid	(7)	(4)	(1)	(1)	(6)	(3)
Terminations and other	—	—	—	—	—	—
Exchange rate adjustments	(2)	1	—	—	(2)	1
Balance at December 31	$125	$103	$91	$70	$34	$33

The following table sets forth the percentage of the fair value of total plan assets, by asset category, held as of December 31:

	Domestic		Foreign
	2012	2011	2012	2011
Equity securities	59%	—%	37%	17%
Corporate Bonds	41%	—%	38%	25%
Cash, short-term investments and other	—%	100%	25%	58%
Total	100%	100%	100%	100%

Plan fiduciaries of the various defined benefit plans set the investment policies and strategies for the trusts. Long-term strategic investment objectives include preserving the funded status of the plans, while balancing risk and return. These fiduciaries oversee the investment allocation process, which includes selecting investment managers, commissioning periodic asset-liability studies, setting long-term strategic targets and monitoring asset allocations. Target allocations for the Domestic plans are as follows: 59% in equity securities and 41% in debt securities. Target allocations for the Foreign plans are as follows: 37% in equity securities, 41% in debt securities and 22% in cash, short-term investments and other (primarily insurance contracts). Target allocations are guidelines, not limitations, and occasionally plan fiduciaries will approve allocations above or below a target range.
In December 2011, the plan fiduciaries for the Domestic plans liquidated its investment portfolio, just prior to transferring its plan assets to a new custodian. In early 2012, plan assets were reinvested in accordance with the long-term target asset allocation strategy. Also in December 2011, the plan fiduciaries for the Foreign plans, specifically in Japan, temporarily increased the investments in insurance contracts prior to engaging a new lead underwriter. In early 2012, plan assets were reinvested in accordance with the long-term target asset allocation strategy.

The following table presents plan assets at December 31, 2012 that the Company measures at fair value on a recurring basis, by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Domestic Assets
Equity securities	$—	$54	$—	$54
Corporate bonds	—	37	—	37
Total assets at fair value	$—	$91	$—	$91
Foreign Assets
Cash and cash equivalents	$1	$—	$—	$1
Equity securities	13	—	—	13
Government bonds	5	—	—	5
Corporate bonds	6	—	—	6
Insurance contracts	—	6	—	6
Other	3	—	—	3
Total assets at fair value	$28	$6	$—	$34

The following table presents plan assets at December 31, 2011 that the Company measures at fair value on a recurring basis, by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Domestic Assets
Cash and cash equivalents	$70	$—	$—	$70
Total assets at fair value	$70	$—	$—	$70
Foreign Assets
Cash and cash equivalents	$—	$—	$—	$—
Equity securities	5	—	—	5
Government bonds	2	—	—	2
Corporate bonds	7	—	—	7
Insurance contracts	—	17	—	17
Other	2	—	—	2
Total assets at fair value	$16	$17	$—	$33

For Level 1 assets, the Company uses quoted market prices to determine the fair value with the exception of money market investments (included in cash and cash equivalents), which are valued at their net asset value. For Level 2 assets, the Company uses quotes from independent vendors and other relevant information to determine the fair value.

Pension Asset (Liability)
The Company’s recorded assets and liabilities for its principal defined benefit pension plans are as follows:

December 31	Total		Domestic		Foreign
	2012	2011	2012	2011	2012	2011
Funded status:
Fair value of plan assets	$125	$103	$91	$70	$34	$33
Projected benefit obligation	(340)	(285)	(178)	(153)	(162)	(132)
Pension liability recognized	$(215)	$(182)	$(87)	$(83)	$(128)	$(99)
Amounts recorded in deficit (pre-tax)
Prior service benefit	$(5)	$(6)	$(1)	$(2)	$(4)	$(4)
Net actuarial loss	59	31	23	25	36	6
Total	$54	$25	$22	$23	$32	$2

Of the above pension liabilities for the Foreign plans, $1 is included in Accrued expenses and other liabilities in the Consolidated Balance Sheets at December 31, 2012 and 2011.
The following amounts were recognized in Other comprehensive loss during the year ended December 31, 2012:

	Domestic	Foreign
Net actuarial losses arising during the year	$18	$30
Effect of plan curtailment	(18)	—
Amortization of net loss	(1)	—
(Gain) loss recognized in other comprehensive loss	$(1)	$30

The estimated prior service benefit and net actuarial loss that will be amortized from shareholder's deficit in 2013 are approximately $1 and $2, respectively.

Estimated Future Benefit Payments
The expected benefit payments presented below are based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2012, and include estimated future employee service.

	2013	2014	2015	2016	2017	2018-2022
Domestic pension plans	$3	$3	$4	$4	$5	$40
Foreign pension plans	6	6	7	6	8	43
Total	$9	$9	$11	$10	$13	$83

Retiree Health and Life Benefits
In connection with the GE Advanced Materials Acquisition, the Company assumed certain obligations from GE for retiree health and life benefits for the U.S. employees of the Company, based on participation by its employees in plans maintained by GE or its affiliates through January 28, 2007. During 2007, the Company established its health and welfare plan for U.S. employees. The retiree health and life obligations assumed from GE, and those obligations arising from subsequent employee service, are administered under this plan. The Company's U.S. health and welfare plan provides benefits to pay medical expenses, dental expenses, flexible spending accounts for otherwise unreimbursed expenses, short-term disability benefits, and life and accidental death and dismemberment insurance benefits. Retirees share in the cost of healthcare benefits. The Company funds retiree healthcare benefits on a pay-as-you-go basis. The Company uses a December 31 measurement date for this plan.
Net periodic postretirement benefit cost of $9, $7 and $7 for the years ended December 31, 2012, 2011 and 2010, includes service cost for benefits earned of $2, $1 and $1, interest cost on the benefit obligation of $5, $5 and $5 and amortization of prior service cost and net actuarial gain of $2, $1, and $1, respectively.
Changes in the accumulated postretirement benefit obligation were as follows:

	2012	2011
Balance at January 1	$104	$94
Service cost for benefits earned	2	1
Interest cost on benefit obligations	5	5
Actuarial (gain) loss	(17)	5
Benefits paid	(3)	(2)
Employee Contributions	—	—
Plan amendments	—	1
Balance at December 31	$91	$104

$88 and $101 of the accumulated postretirement benefit obligation is recognized as a component of pension liabilities in the December 31, 2012 and 2011 Consolidated Balance Sheets, respectively. $3 of the accumulated postretirement benefit obligation is recognized as a component of accrued expenses and other liabilities in the December 31, 2012 and 2011 Consolidated Balance Sheets.
Amounts recorded in deficit at December 31, 2012 and 2011 include unrecognized prior service cost of $9 and $10 and unrecognized net actuarial (gains) losses of $(6) and $10, respectively. Unrecognized prior service cost principally arises from 2007 plan amendments related to the elimination of caps on health benefit payments for long-service employees. During 2012, amounts recognized in other comprehensive loss included net actuarial gains of $17 and amortization of prior service cost of $1. The net actuarial gains were primarily driven by updates to the assumptions related to plan participation, partially offset by the change in discount rate and demographic and other assumptions. The estimated prior service cost and net actuarial gain that will be amortized from deficit in 2013 are $1 and $0, respectively.
Significant actuarial assumptions used to determine benefit obligations as of December 31, 2012 and 2011, and related earnings effects include discount rates of 4.00% and 4.58%, respectively and an initial healthcare trend rate of 7.5% (gradually declining to 4.5% for 2023 and thereafter). The Company determines its assumption for the discount rates based on an index of high-quality corporate bond yields and matched-funding yield curve analysis as of the measurement date. Increasing or decreasing the healthcare cost trend rates by one percentage point would have changed the December 31, 2012 accumulated postretirement benefit obligation by approximately$6 and $5, respectively, and the December 31, 2011 accumulated postretirement benefit obligation by $10 and $9, respectively. Increasing or decreasing the healthcare cost trend rates by one percentage point would not have a material effect on net periodic postretirement benefit cost for 2012 or 2011.

The expected benefit payments presented below are based on the same assumptions used to measure the Company’s accumulated postretirement benefit obligation at December 31, 2012, and include estimated future employee service.

	2013	2014	2015	2016	2017	2018-2022
Gross	$3	$3	$4	$5	$5	$27
Expected Medicare Part D subsidy	—	—	—	—	—	—
Net	$3	$3	$4	$5	$5	$27

Operating Segments (Notes)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment reporting disclosure
Operating Segments

The Company operates in two independent businesses: Silicones and Quartz. The Silicones business is engaged in the manufacture, sale and distribution of silanes, specialty silicones and urethane additives. The Quartz business is engaged in the manufacture, sale and distribution of high-purity fused quartz and ceramic materials. The Company’s businesses are organized based on the nature of the products they produce.

On July 17, 2012, the Company made certain changes to its internal reporting structure. These changes caused the Company to re-evaluate its reportable segments as well as the profitability measure used to manage its reportable segments. Effective July 17, 2012, the businesses are managed as one reportable segment; however, given the different technology and marketing strategies as well as the Company's historical segment disclosure, the Company will continue to report the results for the Silicones and Quartz businesses separately. In addition, the Company's profitability measure has changed from operating income to Segment EBITDA. Segment EBITDA is defined as EBITDA (earnings before interest, income taxes, depreciation and amortization) adjusted for certain non-cash and certain non-recurring expenses. Segment EBITDA is the primary performance measure used by the Company's senior management, the chief operating decision-maker and the board of directors to evaluate operating results and allocate capital resources among segments. Segment EBITDA is also the profitability measure used to set management and executive incentive compensation goals. As a result, the Company retrospectively applied the Segment EBITDA performance measure to all periods presented.

The Company organizational structure continues to evolve. It is also continuing to refine its operating structure to better align its services to its customers and improve its cost position, while continuing to invest in global growth opportunities.
The accounting policies of the Silicones and Quartz businesses are as described in the summary of significant accounting policies in Note 2.
Following are net sales and Segment EBITDA by business. Other is primarily general and administrative expenses that are not allocated to the businesses, such as shared service and administrative functions.
Net Sales(1):

	Year ended December 31,
	2012	2011	2010
Silicones	$2,136	$2,310	$2,286
Quartz	221	327	302
Total	$2,357	$2,637	$2,588

Segment EBITDA:

	Year ended December 31,
	2012	2011	2010
Silicones	$206	$291	$433
Quartz	44	101	92
Other	(36)	(13)	(33)
Total	$214	$379	$492

Depreciation and Amortization:

	Year ended December 31,
	2012	2011	2010
Silicones	$162	$170	$169
Quartz	25	27	28
Total	$187	$197	$197

Capital Expenditures:

	Year ended December 31,
	2012	2011	2010
Silicones	$80	$89	$76
Quartz	18	27	19
Total	$98	$116	$95

Total Assets(2):

	At December 31,
	2012	2011
Silicones	$2,615	$2,833
Quartz	256	293
Other	33	35
Total	$2,904	$3,161

(1)	Interbusiness sales are not significant and, as such, are eliminated within the selling business.

(2)	Deferred income taxes are included within other as reconciling amounts to the Company's total assets as presented on the Consolidated Balance Sheets.
Reconciliation of Segment EBITDA to Net Loss:

	Year ended December 31,
	2012	2011	2010
Segment EBITDA:
Silicones	$206	$291	$433
Quartz	44	101	92
Other	(36)	(13)	(33)
Total	$214	$379	492

Reconciliation:
Items not included in Segment EBITDA:
Non-cash charges	$(3)	$(8)	$(7)
Restructuring and other costs	(47)	(39)	(27)
Total adjustments	(50)	(47)	(34)
Interest expense, net	(277)	(256)	(249)
Income tax (expense) benefit	(8)	(27)	2
Depreciation and amortization	(187)	(197)	(197)
(Loss) gain on extinguishment and exchange of debt	(57)	7	(78)
Net loss attributable to Momentive Performance Materials Inc.	$(365)	$(141)	$(64)

 Items Not Included in Segment EBITDA
Not included in Segment EBITDA are certain non-cash and other income and expenses. Non-cash charges primarily represent stock-based compensation expense, unrealized derivative and foreign exchange gains and losses and asset disposal gains and losses. Restructuring and other costs primarily include expenses from the Company's restructuring and cost optimization programs and management fees paid to its owner.
Geographic Information:
The following tables show data by geographic area. Net sales are based on the location of the operation recording the final sale to the customer. Total long-lived assets consist of property and equipment, net of accumulated depreciation, intangible assets, net of accumulated amortization and goodwill.

	Year ended December 31,
	2012	2011	2010
Net sales:
United States	$744	$847	$844
Canada	43	44	44
Pacific	739	816	824
Europe	720	813	779
Mexico and Brazil	111	117	97
	$2,357	$2,637	$2,588

	December 31,
	2012	2011
Total long-lived assets:
United States	$539	$579
Canada	19	18
Pacific	739	826
Europe	618	628
Mexico and Brazil	6	7
	$1,921	$2,058

GuarantorNon-Guarantor Subsidiary Financial Informa	12 Months Ended
Dec. 31, 2012
Guarantees [Abstract]
Guarantees
Guarantor and Non-Guarantor Condensed Consolidating Financial Statements
As of December 31, 2012, the Company had outstanding $1,100 in aggregate principal amount of first-lien notes, $250 in aggregate principal amount of senior secured notes, $1,161 in aggregate principal amount of springing lien Dollar notes, €133 in aggregate principal amount of springing lien Euro notes and $382 in aggregate principal amount of senior subordinated notes. The notes are fully, jointly, severally and unconditionally guaranteed by the Company’s domestic subsidiaries (the guarantor subsidiaries). The following condensed consolidated financial information presents the Condensed Consolidated Balance Sheets as of December 31, 2012 and 2011, the Condensed Consolidated Statements of Operations for the fiscal years ended December 31, 2012, 2011 and 2010 and Condensed Consolidated Statements of Cash Flows for the fiscal years ended December 31, 2012, 2011 and 2010 of (i) Momentive Performance Materials Inc. (Parent); (ii) the guarantor subsidiaries; (iii) the non-guarantor subsidiaries; and (iv) the Company on a consolidated basis.
These financial statements are prepared on the same basis as the consolidated financial statements of the Company except that investments in subsidiaries are accounted for using the equity method for purposes of the consolidating presentation. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions. The guarantor subsidiaries are 100% owned by Parent and all guarantees are full and unconditional, subject to certain customary release provisions set forth in the applicable Indenture. Additionally, substantially all of the assets of the guarantor subsidiaries and certain non-guarantor subsidiaries are subject to first-priority liens under the senior secured credit facility.
Condensed Consolidating Balance Sheet as of December 31, 2012

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$1	$2	$107	$—	$110
Accounts receivable	—	74	219	—	293
Due from affiliates	2	70	38	(104)	6
Inventories	—	164	210	—	374
Prepaid expenses	—	10	4	—	14
Income tax receivable	—	—	3	—	3
Deferred income taxes	—	—	6	—	6
Other current assets	—	7	34	—	41
Total current assets	3	327	621	(104)	847
Property and equipment, net	—	463	553	—	1,016
Other long-term assets	77	9	22	—	108
Income tax receivable	—	1	—	—	1
Deferred income taxes	—	—	27	—	27
Investment in affiliates	2,005	—	—	(2,005)	—
Intercompany borrowings	171	1,726	28	(1,925)	—
Intangible assets, net	—	77	416	—	493
Goodwill	—	—	412	—	412
Total assets	$2,256	$2,603	$2,079	$(4,034)	$2,904
Liabilities and Equity (Deficit)
Current liabilities:
Trade payables	$1	$56	$197	$—	$254
Short-term borrowings	—	—	6	—	6
Accrued expenses and other liabilities	2	65	90	—	157
Accrued interest	83	—	—	—	83
Due to affiliates	—	29	78	(104)	3
Accrued income taxes	—	—	6	—	6
Deferred income taxes	—	—	19	—	19
Current installments of long-term debt	—	—	29	—	29
Total current liabilities	86	150	425	(104)	557
Long-term debt	3,065	—	16	—	3,081
Other liabilities	1	7	48	—	56
Pension liabilities	—	175	136	—	311
Intercompany borrowings	252	106	1,567	(1,925)	—
Deferred income taxes	—	—	47	—	47
Accumulated losses of unconsolidated subsidiaries in excess of investment	—	160	—	(160)	—
Total liabilities	3,404	598	2,239	(2,189)	4,052
Equity (deficit):
Common stock	—	—	—	—	—
Additional paid-in capital	606	2,631	699	(3,330)	606
Accumulated deficit	(1,934)	(806)	(1,048)	1,854	(1,934)
Accumulated other comprehensive income	180	180	189	(369)	180
Total Momentive Performance Materials Inc.’s equity (deficit)	(1,148)	2,005	(160)	(1,845)	(1,148)
Noncontrolling interests	—	—	—	—	—
Total equity (deficit)	(1,148)	2,005	(160)	(1,845)	(1,148)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total liabilities and equity (deficit)	$2,256	$2,603	$2,079	$(4,034)	$2,904

Condensed Consolidating Balance Sheet as of December 31, 2011:

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$40	$—	$159	$—	$199
Accounts receivable	—	82	233	—	315
Due from affiliates	3	60	30	(85)	8
Inventories	—	193	201	—	394
Prepaid expenses	—	11	3	—	14
Deferred income taxes	—	1	9	—	10
Other current assets	—	11	38	—	49
Total current assets	43	358	673	(85)	989
Property and equipment, net	—	495	589	—	1,084
Other long-term assets	55	9	25	—	89
Deferred income taxes	—	—	25	—	25
Investment in affiliates	1,415	—	—	(1,415)	—
Intercompany borrowings	20	1,091	259	(1,370)	—
Intangible assets, net	—	84	458	—	542
Goodwill	—	—	432	—	432
Total assets	$1,533	$2,037	2,461	$(2,870)	$3,161
Liabilities and Equity (Deficit)
Current liabilities:
Trade payables	$—	$89	$219	$—	$308
Short-term borrowings	—	—	3	—	3
Accrued expenses and other liabilities	1	66	99	—	166
Accrued interest	61	—	1	—	62
Due to affiliates	14	26	60	(85)	15
Accrued income taxes	—	—	2	—	2
Deferred income taxes	—	—	19	—	19
Current installments of long-term debt	—	—	36	—	36
Total current liabilities	76	181	439	(85)	611
Long-term debt	1,891	—	1,004	—	2,895
Other liabilities	—	9	42	—	51
Pension liabilities	—	183	105	—	288
Intercompany borrowings	302	164	904	(1,370)	—
Deferred income taxes	—	—	52	—	52
Accumulated losses from unconsolidated subsidiaries in excess of investment	—	85	—	(85)	—
Total liabilities	2,269	622	2,546	(1,540)	3,897
Equity (deficit):
Common stock	—	—	—	—	—
Additional paid-in capital	605	1,911	567	(2,478)	605
Accumulated deficit	(1,569)	(724)	(925)	1,649	(1,569)
Accumulated other comprehensive income	228	228	273	(501)	228
Total Momentive Performance Materials Inc.’s equity (deficit)	(736)	1,415	(85)	(1,330)	(736)
Noncontrolling interests	—	—	—	—	—
Total equity (deficit)	(736)	1,415	(85)	(1,330)	(736)
Total liabilities and equity (deficit)	$1,533	$2,037	$2,461	$(2,870)	$3,161

Condensed Consolidating Statements of Operations for the year ended December 31, 2012:

	Year ended December 31, 2012
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$1,002	$1,811	$(456)	$2,357
Costs and expenses:
Cost of sales, excluding depreciation	—	735	1,426	(456)	1,705
Selling, general and administrative expenses	26	214	195	—	435
Depreciation and amortization expenses	—	77	110	—	187
Research and development expenses	—	46	23	—	69
Operating income (loss)	(26)	(70)	57	—	(39)
Other income (expense):
Interest income	—	132	7	(138)	1
Interest expense	(237)	(34)	(145)	138	(278)
Loss on extinguishment and exchange of debt	(20)	5	(42)	—	(57)
Other income (expense), net	—	—	11	—	11
Income (loss) before income taxes (benefit) and earnings (losses) from unconsolidated entities	(283)	33	(112)	—	(362)
Income taxes (benefit)	—	(8)	16	—	8
Income (loss) before earnings (losses) from unconsolidated entities	(283)	41	(128)	—	(370)
Earnings (losses) from unconsolidated entities	(82)	(123)	5	205	5
Net income (loss)	(365)	(82)	(123)	205	(365)
Net income (loss) attributable to noncontrolling interests	—	—	—	—	—
Net income (loss) attributable to Momentive Performance Materials Inc.	$(365)	$(82)	$(123)	$205	$(365)
Comprehensive (loss) income	$(413)	$(130)	$(207)	$337	$(413)

Condensed Consolidating Statement of Operations for the year ended December 31, 2011:

	Year Ended December 31, 2011
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$1,145	$2,023	$(531)	$2,637
Costs and expenses:
Cost of sales, excluding depreciation	—	808	1,521	(531)	1,798
Selling, general and administrative expenses	4	195	223	—	422
Depreciation and amortization expenses	—	79	118	—	197
Research and development expenses	—	54	24	—	78
Operating income (loss)	(4)	9	137	—	142
Other income (expense):
Interest income	—	103	8	(110)	1
Interest expense	(211)	(12)	(144)	110	(257)
Other income (expense), net	3	(1)	(2)	—	—
Gain on extinguishment and of debt	7	—	—	—	7
Income (loss) before income taxes (benefit) and earnings (losses) from unconsolidated entities	(205)	99	(1)	—	(107)
Income taxes (benefit)	—	—	27	—	27
Income (loss) before earnings (losses) from unconsolidated entities	(205)	99	(28)	—	(134)
Earnings (losses) from unconsolidated entities	64	(35)	(6)	(29)	(6)
Net income (loss)	(141)	64	(34)	(29)	(140)
Net income attributable to noncontrolling interests	—	—	(1)	—	(1)
Net income (loss) attributable to Momentive Performance Materials Inc.	$(141)	$64	$(35)	$(29)	$(141)
Comprehensive (loss) income	$(130)	$75	$4	$(79)	$(130)

Condensed Consolidating Statement of Operations for the year ended December 31, 2010:

	Year Ended December 31, 2010
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$1,118	$1,973	$(503)	$2,588
Costs and expenses:
Cost of sales, excluding depreciation	—	737	1,411	(503)	1,645
Selling, general and administrative expenses	(47)	213	245	—	411
Depreciation and amortization expenses	—	86	111	—	197
Research and development expenses	—	49	24	—	73
Operating income (loss)	47	33	182	—	262
Other income (expense):
Interest income	—	97	8	(103)	2
Interest expense	(211)	(6)	(137)	103	(251)
Other income (expense), net	(1)	—	1	—	—
Loss on extinguishment and exchange of debt	(78)	—	—	—	(78)
Income (loss) before income taxes (benefit) and earnings (losses) from unconsolidated entities	(243)	124	54	—	(65)
Income taxes (benefit)	—	1	(3)	—	(2)
Income (loss) before earnings (losses) from unconsolidated entities	(243)	123	57	—	(63)
Earnings (losses) from unconsolidated entities	179	56	—	(235)	—
Net income (loss)	(64)	179	57	(235)	(63)
Net income (loss) attributable to noncontrolling interests	—	—	(1)	—	(1)
Net income (loss) attributable to Momentive Performance Materials Inc.	$(64)	$179	$56	$(235)	$(64)
Comprehensive (loss) income	$(27)	$215	$119	$(334)	$(27)

Condensed Consolidating Statement of Cash Flows for the year ended December 31, 2012:

	Year ended December 31, 2012:
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(155)	$122	$34	$(96)	$(95)
Cash flows from investing activities:
Capital expenditures	—	(45)	(62)	—	(107)
Capital contribution	(740)	(155)	—	895	—
Purchases of intangible assets	—	(2)	—	—	(2)
Proceeds from return of capital	—	48	—	(48)	—
Proceeds from disposal of assets	—	—	7	—	7
Net cash used in investing activities	(740)	(154)	(55)	847	(102)
Cash flows from financing activities:
Debt issuance costs	(30)	—	(3)	—	(33)
Increase in short-term borrowings	—	—	3	—	3
Proceeds from long-term debt	1,350	237	138	—	1,725
Proceeds from capital contributions	—	740	155	(895)	—
Dividends paid within MPM Inc.	—	(96)	—	96	—
Payments of long-term debt	(164)	(237)	(1,132)	—	(1,533)
Payments of original issue discounts and tender premiums	(43)	—	(8)	—	(51)
Return of capital	—	—	(48)	48	—
Net borrowings with affiliates	(257)	(610)	867	—	—
Net cash provided by (used in) financing activities	856	34	(28)	(751)	111
Decrease in cash and cash equivalents	(39)	2	(49)	—	(86)
Effect of exchange rate changes on cash	—	—	(3)	—	(3)
Cash and cash equivalents, beginning of period	40	—	159	—	199
Cash and cash equivalents, end of period	$1	$2	$107	$—	$110

Condensed Consolidating Statement of Cash Flows for the year ended December 31, 2011:

	Year Ended December 31, 2011
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(60)	$187	$79	$(100)	$106
Cash flows from investing activities:
Capital expenditures	—	(58)	(54)	—	(112)
Purchases of intangible assets	—	(2)	—	—	(2)
Capital contribution	—	(8)	—	8	—
Investment in joint venture	—	—	(6)	—	(6)
Proceeds from the return of capital	—	25	—	(25)	—
Net cash used in investing activities	—	(43)	(60)	(17)	(120)
Cash flows from financing activities:
Debt issuance costs	(5)	—	—	—	(5)
Dividends paid within MPM Inc.	—	(97)	(3)	100	—
Dividends paid to Parent	(1)	—	—	—	(1)
Net increase in short-term borrowings	1	—	—	—	1
Proceeds from issuance of long-term debt	—	—	52	—	52
Payments of long-term debt	(16)	—	(72)	—	(88)
Proceeds from capital contribution	—	—	8	(8)	—
Net borrowings with affiliates	93	(47)	(46)	—	—
Return of capital	—	—	(25)	25	—
Net cash provided by (used in) financing activities	72	(144)	(86)	117	(41)
Increase (decrease) in cash and cash equivalents	12	—	(67)	—	(55)
Effect of exchange rate changes on cash	—	—	4	—	4
Cash and cash equivalents, beginning of period	28	—	222	—	250
Cash and cash equivalents, end of period	$40	$—	$159	$—	$199

Condensed Consolidating Statement of Cash Flows for the year ended December 31, 2010:

	Year Ended December 31, 2010
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(84)	$242	$215	$(120)	$253
Cash flows from investing activities:
Capital expenditures	—	(49)	(42)	—	(91)
Capital contribution	—	(48)	—	48	—
Purchase of intangible assets	—	(3)	(1)	—	(4)
Net cash used in investing activities	—	(100)	(43)	48	(95)
Cash flows from financing activities:
Debt issuance costs	(18)	—	—	—	(18)
Dividends paid within MPM Inc.	—	(97)	(23)	120	—
Dividends paid to parent	(1)	—	—	—	(1)
Net increase in short-term debt borrowings	—	—	2	—	2
Proceeds from long-term debt	848	—	1	—	849
Payments of long-term debt	(767)	(100)	(23)	—	(890)
Payments on extinguishment of debt	(54)	—	—	—	(54)
Proceeds from capital contributions	—	—	48	(48)	—
Net borrowings with affiliates	48	48	(96)	—	—
Net cash provided by (used in) financing activities	56	(149)	(91)	72	(112)
Increase (decrease) in cash and cash equivalents	(28)	(7)	81	—	46
Effect of exchange rate changes on cash	—	—	(3)	—	(3)
Cash and cash equivalents, beginning of period	56	7	144	—	207
Cash and cash equivalents, end of period	$28	$—	$222	$—	$250

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent events
Subsequent Events
The Company has evaluated subsequent events from the balance sheet date through April 1, 2013, the date at which the financial statements were available to be issued, and determined there are no items that require adjustments to and/or disclosures in the consolidated financial statements.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]	Accounting Principles These consolidated financial statements are prepared in conformity with U.S. generally accepted accounting principles.
Consolidation, Policy [Policy Text Block]
Consolidation
The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. Noncontrolling interests represent the noncontrolling shareholder’s proportionate share of the equity in a consolidated joint venture affiliate. During 2011, the Company disposed of its interest in this affiliate. All significant intercompany balances and transactions, including profit and loss as a result of those transactions, have been eliminated in the consolidation.
The Company also has investments in nonconsolidated entities, primarily consisting of a subsidiary's investments in a siloxane joint venture in China. During 2011, the Company's subsidiary contributed $6 to the joint venture as a capital contribution. Prior to this contribution, the investments in the joint venture had no carrying value. Upon this capital contribution, the Company's subsidiary, which has a 49% ownership interest in the joint venture, recognized 49% of the joint venture's losses from its inception. During 2012, the Company recorded $5 in earnings from the joint venture. The Company is also committed to make additional capital contributions of $26 to this joint venture, which will likely occur in 2014.
In connection with the GE Advanced Materials Acquisition, MPM Holdings, the Company's Parent, issued a Senior Discount PIK Note in an aggregate principal amount of $400. This note was subsequently split into separate notes with identical terms (Senior Discount Notes). The Senior Discount Notes mature on June 4, 2017. Interest accrues at 11% pay-in-kind per annum in the form of an increase in the accreted value of the notes and no cash interest is payable on the note until maturity. The Senior Discount Notes have a maximum principal sum of $1,231 on the maturity date. The Company has not reflected the Senior Discount Notes in its consolidated financial statements based on the absence of definitive cash requirements by the Company to support MPM Holdings’ debt service in the foreseeable future. In addition, the Company has not guaranteed the Senior Discount Notes or provided any other form of security interests in the assets of the Company for this obligation of MPM Holdings.
Consolidation
The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. Noncontrolling interests represent the noncontrolling shareholder’s proportionate share of the equity in a consolidated joint venture affiliate. During 2011, the Company disposed of its interest in this affiliate. All significant intercompany balances and transactions, including profit and loss as a result of those transactions, have been eliminated in the consolidation.
The Company also has investments in nonconsolidated entities, primarily consisting of a subsidiary's investments in a siloxane joint venture in China. During 2011, the Company's subsidiary contributed $6 to the joint venture as a capital contribution. Prior to this contribution, the investments in the joint venture had no carrying value. Upon this capital contribution, the Company's subsidiary, which has a 49% ownership interest in the joint venture, recognized 49% of the joint venture's losses from its inception. During 2012, the Company recorded $5 in earnings from the joint venture. The Company is also committed to make additional capital contributions of $26 to this joint venture, which will likely occur in 2014.
In connection with the GE Advanced Materials Acquisition, MPM Holdings, the Company's Parent, issued a Senior Discount PIK Note in an aggregate principal amount of $400. This note was subsequently split into separate notes with identical terms (Senior Discount Notes). The Senior Discount Notes mature on June 4, 2017. Interest accrues at 11% pay-in-kind per annum in the form of an increase in the accreted value of the notes and no cash interest is payable on the note until maturity. The Senior Discount Notes have a maximum principal sum of $1,231 on the maturity date. The Company has not reflected the Senior Discount Notes in its consolidated financial statements based on the absence of definitive cash requirements by the Company to support MPM Holdings’ debt service in the foreseeable future. In addition, the Company has not guaranteed the Senior Discount Notes or provided any other form of security interests in the assets of the Company for this obligation of MPM Holdings.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency
Assets and liabilities of non-U.S. operations have been translated into United States dollars at the applicable rates of exchange in effect at the end of each period and any resulting translation gains and losses are included as a separate component of shareholder’s equity in the Consolidated Balance Sheets. Revenues, expenses and cash flows have been translated at the applicable weighted average rates of exchanges in effect during the applicable period. Aggregate realized and unrealized gains (losses) on foreign currency transactions for the years ended December 31, 2012, 2011 and 2010 were $0, $5, and $9, respectively. These amounts are included in selling, general and administrative expenses in the Consolidated Statements of Operations. Upon the extinguishment of long-term debt, the inception to date unrealized gains (losses) on foreign currency that have been realized are recorded in (loss) gain on extinguishment and exchange of debt in the Consolidated Statements of Operations.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates
The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the carrying amount of property and equipment, goodwill and intangibles, valuation allowances for receivables, inventories, deferred income tax assets and assets and obligations related to employee benefits. Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash Equivalents
Cash equivalents consist of bank deposits, money market and other financial instruments with an initial maturity of three months or less. For purposes of the Consolidated Statements of Cash Flows, the Company considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition
Revenues comprise the invoiced value for the sale of goods, net of value added tax, rebates and discounts, and after elimination of sales between the consolidated entities.
The Company recognizes revenue when products are shipped and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and the sales price is fixed or determinable.

Receivables, Policy [Policy Text Block]
Receivables
Trade receivables are recorded at the invoiced amount and do not bear interest. An allowance for doubtful accounts has been established based upon the Company’s best estimate of probable credit losses related to these receivables. The allowance is based on the customers’ financial status and historical write-off experience. Account balances are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventory, Policy [Policy Text Block]	Inventories All inventories are stated at the lower of cost or net realizable values. The Company uses the first-in, first-out (FIFO) method of accounting for inventories.
Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment
Property and equipment are stated at cost and depreciated over their estimated economic useful lives. Depreciation expense on property and equipment is calculated using the straight-line method. Leasehold improvements and assets under capital leases are amortized over the shorter of the lease term or estimated useful life of the assets.
Property and equipment considers the allocation of fair values as of the date of the GE Advanced Materials Acquisition. Property and equipment includes costs related to the development of internal use software pursuant to the guidance in the Intangibles—Goodwill and Other Topic, ASC 350-40.
Maintenance costs, including expense related to planned major maintenance activities, are recognized in the Consolidated Statements of Operations in the periods during which the underlying costs are incurred.

Equity Method Investments, Policy [Policy Text Block]
Investments in Nonconsolidated Affiliates
For those investments in affiliates that the Company has the ability to exercise significant influence, the equity method of accounting is used. Under this method, the investment, originally recorded at cost, is adjusted to recognize the Company’s share of net earnings or losses of the affiliates as they occur rather than as dividends or as other distributions are received. The Company’s share of net income or loss of affiliates also includes other than temporary declines in fair value recognized during the period, if any.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill
The Company does not amortize goodwill, but tests it annually (based on financial information as of the fiscal third quarter of each year) for impairment using a fair value approach at the reporting unit level. The Company also tests goodwill for impairment when an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. This assessment requires the Company to estimate the fair market value of its reporting units. If the Company determines that the fair values of our reporting units are less than their carrying amounts, absent other facts to the contrary, the Company must recognize an impairment charge for the associated goodwill of the reporting unit against earnings in the consolidated financial statements. Based on the guidance provided by the Goodwill and other Topic, ASC 350-20-35, the Company has determined that the Silicones and Quartz businesses represent the two reporting units for the purposes of the annual goodwill impairment evaluation.

The Company performs an annual assessment of qualitative factors to determine whether the existence of any events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than the carrying amount of the reporting unit’s net assets. If, after assessing all events and circumstances, the Company determines it is more likely than not that the fair value of a reporting unit is less than the carrying amount of the reporting unit's net assets, goodwill is evaluated for impairment using the two-step process as prescribed in the Goodwill and other Topic, ASC 350-20-35. The first step is to compare the fair value of the reporting unit to its carrying amount. If the carrying amount exceeds the fair value, a second step must be performed to calculate impairment. Otherwise, if the fair value of the reporting unit exceeds the carrying amount, the goodwill is not considered to be impaired as of the measurement date. To determine fair value for the reporting units, the Company uses a combination of a discounted cash flow model and a market multiple model, both weighted equally. The discounted cash flow model requires management to project revenues, operating expenses, working capital investment, capital spending and cash flows over a multiyear period, as well as determine the weighted average cost of capital to be used as a discount rate. Applying this discount rate to the multiyear projections provides an estimate of fair value for the reporting unit. The benefit to the discounted cash flow model is that it incorporates management’s understanding of the business and factors in company specific data that may not be representative of other market participants. The market multiple method requires management to select a representative sample of peer companies to incorporate into the model. Utilizing financial information available for the peer companies, management arrives at a market multiple that is applied to projected EBITDA to arrive at the estimated fair value of the reporting unit. The benefit to the market multiple model is that it incorporates external market factors and the performance of other similar market participants in order to arrive at an estimate of fair value. In preparing the goodwill impairment analysis, the Company believes that an equal weighting of the two models is the most meaningful manner in which to arrive at an estimate of fair value as it incorporates both internal knowledge of the Company as well as the external market factors to which the Company is exposed.
Due to the numerous variables associated with judgments and assumptions relating to the valuation of the reporting unit and the effects of changes in circumstances affecting this valuation, both the precision and reliability of the resulting estimates are subject to uncertainty, and as additional information becomes known, the Company may change its estimates.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of and Intangible Assets
Long-lived assets, such as property and equipment and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized. The impairment charge is the amount by which the carrying amount of the asset exceeds the fair value of the asset. For purposes of recognition and measurement of an impairment loss, assets are grouped at the level at which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. Assets to be disposed of would be separately presented in the Consolidated Balance Sheets, reported at the lower of their carrying amount or fair value less costs to sell, and no longer depreciated. The Company amortizes the cost of other intangibles over their estimated useful lives on a straight-line basis.

Advertising Costs, Policy [Policy Text Block]
Advertising
Advertising costs are expensed as incurred and were $7, $7 and $9 for the years ended December 31, 2012, 2011 and 2010, respectively. Advertising costs are recorded in selling, general, and administrative expenses in the accompanying Consolidated Statements of Operations.

Deferred Charges, Policy [Policy Text Block]
Deferred Financing Costs
Deferred financing costs were recorded by the Company in connection with the long-term financing arrangements associated with the GE Advanced Materials Acquisition and with the subsequent debt refinancings and private exchange offers, as described in Note 9. Deferred financing costs, net of accumulated amortization, of $78 and $67 are included in other long-term assets in the accompanying Consolidated Balance Sheets at December 31, 2012 and 2011, respectively. These costs are amortized using the effective interest method over the term of the related debt. The amortization of deferred financing costs, which is classified as interest expense in the Consolidated Statements of Operations, was $9, $8, and $10 for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, $14 and $12 of deferred financing costs were written off in conjunction with the debt refinancing transactions in 2012 and November of 2010, respectively.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
Pension Liabilities
Pension assumptions are significant inputs to the actuarial models that measure pension benefit obligations and related effects on operations. Two assumptions – discount rate and expected return on assets – are important elements of plan expense and asset/liability measurement. The Company evaluates these critical assumptions at least annually on a plan and country-specific basis. The Company periodically evaluates other assumptions involving demographic factors, such as retirement age, mortality and turnover, and updates them to reflect the Company's experience and expectations for the future. Actual results in any given year will often differ from actuarial assumptions because of economic and other factors.
Accumulated and projected benefit obligations are measured as the present value of future cash payments. The Company discounts those cash payments using the weighted average of market-observed yields for high quality fixed income securities with maturities that correspond to the payment of benefits. Lower discount rates increase present values and subsequent-year pension expense; higher discount rates decrease present values and subsequent-year pension expense.
To determine the expected long-term rate of return on pension plan assets, the Company considers current and expected asset allocations, as well as historical and expected returns on various categories of plan assets. In developing future return expectations for the principal benefit plans’ assets, the Company evaluates general market trends as well as key elements of asset class returns such as expected earnings growth, yields and spreads across a number of potential scenarios.

Income Tax, Policy [Policy Text Block]
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment dates. A valuation allowance is established, as needed, to reduce deferred tax assets to the amount expected to be realized. Discrete items are recorded in the period in which they are incurred.
The majority of the Company’s non-U.S. operations have been treated as branches of the U.S. Company and are included in the MPM Group’s U.S. consolidated income tax return. For the purpose of the consolidated financial statements, for the years ended December 31, 2012, 2011 and 2010, the tax provision for all operations has been prepared on a consolidated basis.
The Income Taxes Topic, ASC 740, clarifies the accounting for uncertainty in income taxes recognized in the financial statements. The Statement prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in its tax return. The Company also applies the guidance relating to de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with Stock Compensation Topic, ASC 718. ASC 718 requires companies to recognize compensation expense using a fair-value based method for costs related to share-based payments including stock options and employee stock purchase plans. The expense is measured based on the fair value of the award at its grant date based on the estimated number of awards that are expected to vest, and recorded over the applicable requisite service period. In the absence of an observable market price for a share-based award, the fair value is based upon a valuation methodology that takes into consideration various factors, including the exercise price of the award, the expected term of the award, the current price of the underlying shares, the expected volatility of the underlying share price based on peer companies, the expected dividends on the underlying shares and the risk-free interest rate.
A portion of the Company’s option awards vest over time, while some have a vesting contingent upon attainment of a specified performance measure. For expense recognition related to awards with graded vesting, the Company has adopted a policy of recognizing expense over the requisite service period of each separately vesting portion of the award as if each vesting tranche was a separate grant. For awards with vesting contingent upon attainment of a specific performance measure, expense is measured but not recorded until the actual occurrence of the condition being met, at which time the total remaining expense would be recognized.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments
The Company’s financial instruments consist principally of cash and cash equivalents, accounts receivable, trade payables, short-term borrowings and accrued expenses and other liabilities. Carrying amounts approximate fair value due to the short-term maturity of these instruments. The fair value of long-term debt is disclosed in note 5.

Derivatives, Policy [Policy Text Block]
Derivative Instruments and Hedging Activities
The Company conducts business activities in diverse markets around the world. The Company is exposed to market fluctuations in the price of platinum, natural gas and electricity, as well as currency exchange risks in its business operations. The Company manages its exposure to these risks using derivative instruments. The Company applies strict policies to manage each of these risks, including prohibitions on derivatives trading, derivatives market-making or other speculative activities.
The Company accounts for its derivatives and hedging activities in accordance with the Derivatives and Hedging Topic, ASC 815, which requires that all derivative instruments be recorded on the Consolidated Balance Sheets at their respective fair values and changes in the fair value are recognized immediately in income, unless the derivatives qualify as hedges of cash flows. The Company uses internal valuation models that incorporate market-based information to value derivative contracts that are not exchange-traded instruments. Derivative contracts representing unrealized gain positions and purchased options are recorded as assets. Derivative contracts representing unrealized losses and options sold are recorded as liabilities. Gains and losses on derivatives designated as hedges, when recognized, are included in cost of sales, excluding depreciation; selling, general and administrative expenses; or interest expense in the Company’s Consolidated Statement of Operations. Specific line item classification is determined based on the nature of the risk underlying individual hedge strategies. Gains and losses on derivatives not designated as hedges are included in other income (expense), net.
On March 10, 2008, the Company entered into an interest rate swap agreement, whereby the Company received one-month LIBOR and paid a fixed rate of 2.48% on a notional value of $185. The interest rate swap expired on March 31, 2010. The Company designated the interest rate swap as a cash flow hedge of variable interest rate risk associated with the first $185 of its U.S. dollar denominated term loan (tranche B-1). The Company recorded the change in fair value of the interest rate swap in accumulated other comprehensive income as a pre-tax unrealized gain of $1 for the year ended December 31, 2010.

Commitments and Contingencies, Policy [Policy Text Block]
Commitments and Contingencies
The Company records liabilities for loss contingencies, including environmental remediation costs, arising from claims, assessments, litigation, fines, and penalties and other sources when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. Accruals for estimated losses from environmental remediation obligations generally are recognized no later than completion of the remedial feasibility study. Such accruals are adjusted as further information develops or circumstances change.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Standards
Newly Adopted Accounting Standards

On January 1, 2012, the Company adopted the provisions of Accounting Standards Update No. 2011-04: Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 amended existing fair value measurement guidance and is intended to align U.S. GAAP and International Financial Reporting Standards. The guidance requires several new disclosures, including additional quantitative information about significant unobservable inputs used in Level 3 fair value measurements and a qualitative description of the valuation process for both recurring and nonrecurring Level 2 and Level 3 fair value measurements. ASU 2011-04 also requires the disclosure of all fair value measurements by fair value hierarchy level, amongst other requirements. The adoption of ASU 2011-04 did not have a material impact on the Company's Consolidated Financial Statements.
On January 1, 2012, the Company adopted the provisions of Accounting Standards Update No. 2011-05: Comprehensive Income ("ASU 2011-05"), which was issued by the FASB in June 2011 and amended by Accounting Standards Update No. 2011-12: Comprehensive Income ("ASU 2011-12") issued in December 2011. ASU 2011-05 amended presentation guidance by eliminating the option for an entity to present the components of comprehensive income as part of the statements of changes in stockholders' equity and required presentation of comprehensive income in a single continuous financial statement or two separate consecutive financial statements. ASU 2011-12 deferred the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in ASU 2011-05. The amendments in ASU 2011-05 did not change the items that must be reported in other comprehensive income or when an item of comprehensive income must be reclassified to net income. The Company has presented comprehensive income in a separate and consecutive statement entitled, "Consolidated Statements of Comprehensive Income (Loss)".
Newly Issued Accounting Standards
There were no newly issued accounting standards in 2012 applicable to the Company's Consolidated Financial Statements.

Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and Handling Costs
Freight costs that are billed to customers are included in Net sales in the Consolidated Statements of Operations. Shipping costs are incurred to move the Company's products from production and storage facilities to the customer. Handling costs are incurred from the point the product is removed from inventory until it is provided to the shipper and generally include costs to store, move and prepare the products for shipment. Shipping and handling costs are recorded in Cost of sales, excluding depreciation in the Consolidated Statements of Operations.

Reclassification, Policy [Policy Text Block]
Reclassifications
Certain prior period balances have been reclassified to conform to the current year presentation. Certain prior period non-trade accounts receivable balances were reclassed to other current assets in the current period. In addition, certain prior period pension liabilities were reclassed to accrued expenses and other liabilities in the current period.

Liquidity Disclosure [Policy Text Block]
Liquidity

The financial maintenance covenant in the credit agreement governing the Company's senior secured credit facility provides that at any time loans or letters of credit are outstanding and not cash collateralized under its revolving credit facility, which is part of its senior secured credit facility, the Company is required to maintain a specified net first-lien indebtedness to Adjusted EBITDA ratio, referred to as the “Senior Secured Leverage Ratio”. Specifically, the ratio of the Company's “Total Senior Secured Net Debt” (as defined in the credit agreement) to trailing twelve-month Adjusted EBITDA (as adjusted per the credit agreement) may not exceed 5.25 to 1 as of the last day of any fiscal quarter. As of December 31, 2012, the Company had a Senior Secured Leverage Ratio of 4.43 to 1 and was in compliance with the leverage ratio covenant set forth in its credit agreement. If business conditions remain weak or further deteriorate beyond current expectations, the Company may not comply with its leverage ratio covenant for future periods. If the Company is at risk of failing to comply with its leverage ratio covenant, it would pursue additional cost saving actions, restructuring initiatives and/or other business or capital/debt structure optimization measures available to remain in compliance with this covenant, but any such measures may be unsuccessful or may be insufficient to maintain compliance with its leverage ratio covenant. Potential capital/debt structure optimization measures include, but are not limited to, the redesignation of a certain unrestricted subsidiary as a restricted subsidiary under the credit agreement thereby allowing the Adjusted EBITDA of such subsidiary to be included in the calculation of the Senior Secured Leverage Ratio.
A failure to comply with the leverage ratio covenant or the other covenants contained in the credit agreement could result in an event of default under such agreement. If the event of default is not cured or waived, the lenders under the revolving credit facility would be able to exercise their rights and remedies as defined under the credit agreement, including their right to declare all borrowings outstanding under the revolving credit facility, together with accrued interest and fees, immediately due and payable and demand cash collateral for all letters of credit issued thereunder. Such an acceleration of obligations under the revolving credit facility could in turn result in a cross default under the indentures governing the notes and an acceleration of the amounts due thereunder. Any such event of default that is not cured or waived would have a material adverse effect on the Company's business, financial condition and results of operations.
In the year ended December 31, 2012, the Company's cash flow from operations was insufficient to cover its interest payments, and the Company may continue to experience such shortfalls in the future. The Company's ability to make scheduled payments of principal, to pay interest on, or to refinance its indebtedness, including the notes, or to fund operations and capital expenditures, will depend on its ability to generate cash in the future. To the extent that the Company's cash flow from operations is insufficient to fund its debt service obligations, the Company would be dependent on its existing liquidity, made up of cash balances and borrowing availability under its senior secured credit facility, to meet its debt service obligations and to fund operations and capital expenditures. The Company's ability to generate cash in the future is subject to general economic, financial, competitive, legislative, regulatory and other factors that may be beyond its control.
Based on the Company's current assessment of its operating plan and the general economic outlook, the Company believes that cash flow from operations and available cash and cash equivalents, including available borrowings under its senior secured credit facility, will be adequate to meet its liquidity needs for at least the next twelve months.

Restructuring and Other Costs (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Schedule of restructuring and related costs
The following table summarizes restructuring information by type of cost:

	Workforce reductions	Site closure costs	Other projects	Total
Future restructuring costs expected to be incurred	$14	$—	$—	$14
Cumulative restructuring costs incurred through December 31, 2012	$35	$—	$—	$35

Accrued liability at December 31, 2010	3	—	—	3
Restructuring charges	9	—	—	9
Payments	(4)	—	—	(4)
Accrued liability at December 31, 2011	8	—	—	8
Restructuring charges	23	—	—	23
Payments	(14)	$—	$—	(14)
Balance as of December 31, 2012	$17	$—	$—	$17

Fair Value Measurements Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value, assets measured on recurring basis
The following table summarizes the carrying amount and fair value of the Company's non-derivative financial instruments at December 31, 2012:

	Carrying Amount	Fair Value
		Level 1	Level 2	Level 3

First Lien Notes	$1,100	$—	$1,108	$—
Springing Lien Notes	1,336	—	969	—
Senior Subordinated Notes	380	—	214	—
Senior Secured Notes	250	—	246	—

Total	$3,066	$—	$2,537	$—

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of inventory, current
Inventories consisted of the following at December 31, 2012 and December 31, 2011:

	December 31, 2012	December 31, 2011
Raw materials and work in process	$107	$135
Finished goods	267	259
Total inventories	$374	$394

Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net [Abstract]
Property, Plant and Equipment [Table Text Block]

	Life	2012	2011
Land and improvements	Indefinite	$82	$88
Buildings, structures and related improvements	3-40	359	390
Machinery and equipment	8-20	1,288	1,229
Office equipment, vehicle and tooling	3-10	111	100
Software	5	45	48
Construction-in-process		59	54
		1,944	1,909
Less accumulated depreciation and amortization		(928)	(825)
Total property and equipment, net		$1,016	$1,084

Goodwill and other Intangibles Assets, Net Goodwill and other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
The following table sets forth the changes in goodwill:

	Silicones	Quartz	Total
Balance as of December 31, 2010	$425	$—	$425
Foreign exchange translation	7	—	7
Balance as of December 31, 2011	432	—	432
Foreign exchange translation	(20)	—	(20)
Balance as of December 31, 2012	$412	$—	$412
Intangible assets as of December 31, 2012 and 2011 consisted of the following:

	Amortization period	Gross amount	Accumulated amortization	Net carrying amount
2012
Amortizing intangible assets:
Customer relationships	15-20 years	$426	$(146)	$280
Trademarks	7-20 years	142	(53)	89
Unpatented technology	20 years	144	(44)	100
Patents and other	10-20 years	38	(14)	24
Total		$750	$(257)	$493
2011
Amortizing intangible assets:
Customer relationships	15-20 years	$429	$(124)	$305
Trademarks	7-20 years	146	(45)	101
Unpatented technology	20 years	149	(38)	111
Patents and other	10-20 years	37	(12)	25
Total		$761	$(219)	$542

Schedule of Expected Amortization Expense [Table Text Block]	The estimated amortization expense for the next five years is as follows:

Year ending December 31:
2013	$44
2014	44
2015	41
2016	41
2017	41

Debt Obligations Debt Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Schedule of Long-term Debt Instruments [Table Text Block]

	2012	2011
JPMorgan Chase Bank, N.A. term loan tranche B-1-A. Repaid in 2012. Interest was payable monthly and 1% per annum principal payments were payable quarterly. Interest varied at LIBOR plus 2.25%. The interest rate as of December 31, 2011 was 2.563%.	$—	$66
JPMorgan Chase Bank, N.A. term loan tranche B-1-B. Repaid in 2012. Interest was payable monthly and 1% per annum principal payments were payable quarterly. Interest varied at LIBOR plus 3.50%. The interest rate as of December 31, 2011 was 3.813%.	—	433
JPMorgan Chase Bank, N.A. term loan tranche B-2-A denominated in Euros. Repaid in 2012. Interest was payable monthly and 1% per annum principal payments were payable quarterly. Interest varied at Euro LIBOR plus 2.25%. The interest rate as of December 31, 2011 was 3.447%.	—	110
JPMorgan Chase Bank, N.A. term loan tranche B-2-B denominated in Euros. Repaid in 2012. Interest was payable monthly and 1% per annum principal payments were payable quarterly. Interest varied at Euro LIBOR plus 3.50%. The interest rate as of December 31, 2011 was 4.697%.	—	382
First Lien Notes. Matures on October 15, 2020. Interest is payable semi-annually at 8.875%.	1,100	—
Senior Secured Notes. Matures on October 15, 2020. Interest is payable semi-annually at 10.0%.	250	—
Springing Lien Dollar Notes. Matures on January 15, 2021. Interest is payable semi-annually at 9.0%.	1,161	1,161
Springing Lien Euro Notes. Matures January 15, 2021. Interest is payable semi-annually at 9.5%.	175	171
Senior Subordinated Notes. Matures December 1, 2016. Interest is payable semi-annually at a coupon rate of 11.5%, with a yield-to-maturity of 11.68% as the notes were issued at a discount of $7, of which less than $1 was amortized during the years ended December 31, 2012 and 2011.	380	379
Second-Lien Senior Secured Notes. Repaid in 2012. Interest was payable semi-annually in cash at 12.5%.	—	179
Agricultural Bank of China Fixed Asset Loan denominated in RMB. Matures June 30, 2015. Interest on borrowings is based on 101% of the People's Bank of China reference rate. The weighted average interest rate at December 31, 2012 and 2011 was 6.51%. Interest is payable quarterly.	23	30
Agricultural Bank of China Revolving Working Capital Loan denominated in RMB. Matures June 30, 2013. Interest on borrowings is based on 105% of the People's Bank of China reference rate. The weighted average interest rate at December 31, 2012 and 2011 was 6.89% and 6.88%, respectively. Interest is payable quarterly.	16	16
JiangSu Bank of China Revolving Working Capital Loan denominated in RMB. Matures November 13, 2013. Interest is payable quarterly at 6.00%	3	—
India Bank Medium Term Loan denominated in INR. Matures June 20, 2015. Interest on borrowings is set annually and is based on 99.5% of India Bank’s Benchmark Prime Lending Rate plus a Tenor Fee of 0.5%. The interest rate at December 31, 2012 and 2011 was 14.75% and 15.00%, respectively. Interest is payable monthly.	2	4
Total long-term debt	3,110	2,931
Less current installments	29	36
Long-term debt, excluding current installments	$3,081	$2,895

Debt Obligations Future Maturities (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]	As of December 31, 2012, the aggregate principal maturities for the next five years are as follows:

Year ending December 31:
2013	$29
2014	9
2015	6
2016	382
2017	—

Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
The following represents a summary of accrued expenses and other liabilities at December 31:

	2012	2011
Employee compensation and benefits	$51	$49
Other accrued expenses	106	117
Total accrued expenses and other liabilities	$157	$166

Deficit (Tables)	12 Months Ended
Dec. 31, 2012
deficit [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The accumulated balances for each classification of comprehensive income (loss) are as follows:

	Foreign currency translation	Pension and Postretirement liability adjustments	Derivative instruments	Accumulated other comprehensive income
Balance at December 31, 2009	$171	$11	$(2)	$180
Net current period change	77	(42)	2	37
Balance at December 31, 2010	248	(31)	—	217
Net current period change	26	(15)	—	11
Balance at December 31, 2011	274	(46)	—	228
Net current period change	(29)	(19)	—	(48)
Balance at December 31, 2012	$245	$(65)	$—	$180
The following amounts were recognized in Other comprehensive loss during the year ended December 31, 2012:

	Domestic	Foreign
Net actuarial losses arising during the year	$18	$30
Effect of plan curtailment	(18)	—
Amortization of net loss	(1)	—
(Gain) loss recognized in other comprehensive loss	$(1)	$30

accumulated balances and corresponding tax effects of other AOCI [Table Text Block]
The accumulated balances and corresponding tax effects for each component of other accumulated comprehensive income (loss) as of December 31, 2012, 2011 and 2010 are as follows:

	2012
	Pre-tax amount	Tax expense	Net-of-tax amount
Foreign currency translation	$245	$—	$245
Pension and postretirement liability adjustments	(56)	(9)	(65)
	$189	$(9)	$180
	2011
	Pre-tax amount	Tax expense	Net-of-tax amount
Foreign currency translation	$274	$—	$274
Pension and postretirement liability adjustments	(44)	(2)	(46)
	$230	$(2)	$228
	2010
	Pre-tax amount	Tax expense	Net-of-tax amount
Foreign currency translation	$248	$—	$248
Pension and postretirement liability adjustments	(36)	5	(31)
	$212	$5	$217

Schedule of Stock by Class [Table Text Block]
The following table presents the changes in the proportionate share of the equity of the noncontrolling interest shareholder balances:

	Years ended December 31,
	2012	2011	2010
Balance, beginning of period	$—	$4	$4
Currency translation adjustment	—	—	—
Dividends paid	—	—	(1)
Disposition of joint venture	—	(5)	—
Noncontrolling interests share of income (loss)	—	1	1
Balance, end of period	$—	$—	$4

Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of the Company's stock option plans activity as of and for the years ended December 31, 2012:

	Momentive Holdings Common Units	Weighted Average Exercise Price
Outstanding at December 31, 2011	10,830,238	$2.90
Granted	—
Forfeited	(480,165)	$3.40
Expired	—
Exercised	—
Outstanding at December 31, 2012	10,350,073	$2.88
Exercisable at December 31, 2012	4,511,080	$2.80
Expected to vest at December 31, 2012	5,058,938	$2.91
The following is a summary of key terms of the stock-based awards granted to MPM employees under the 2011 Equity Plan on February 23, 2011:

Tranche	Momentive Holdings Units Granted	Vesting Terms	Option/Unit Term
Unit Options:			10 years
Tranche A Options	716,351	Time-vest ratably over 4 years; Accelerated vesting six months after certain change of control transactions
Tranche B Options	358,171
Performance-based: Vest upon the earlier of i) the two year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Tranche C Options	358,171
Performance-based: Vest upon the earlier of i) the one year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Restricted Deferred Units (RDUs):			N/A

Tranche A RDUs	238,777	Time-vest ratably over 4 years; Accelerated vesting six months after certain change of control transactions
Tranche B RDUs	119,391
Performance-based: Vest upon the earlier of i) the two year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Tranche C RDUs	119,391
Performance-based: Vest upon the earlier of i) the one year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Following is a summary of the Company's restricted unit plan activity for the year ended December 31, 2012:

	Momentive Holdings Common Units	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2011	413,600	$4.69
Restricted units granted	—	$—
Restricted units vested	(44,558)	$4.85
Restricted units forfeited	(60,054)	$4.85
Nonvested at December 31, 2012	308,988	$4.64

Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense (benefit) attributable to income (loss) from operations consists of:

	Current	Deferred	Total
Year ended December 31, 2012:
United States federal	$—	$(7)	$(7)
State and local	(1)	—	(1)
Non U.S. jurisdictions	19	(3)	16
	$18	$(10)	$8
Year ended December 31, 2011:
United States federal	$—	$—	$—
State and local	—	—	—
Non U.S. jurisdictions	18	9	27
	$18	$9	$27
Year ended December 31, 2010:
United States federal	$—	$1	$1
State and local	1	—	1
Non U.S. jurisdictions	16	(20)	(4)
	$17	$(19)	$(2)
The components of income (loss) before income taxes are as follows:

	Year ended December 31,
	2012	2011	2010
Income (loss) before income taxes:
U.S.	$(239)	$(101)	$(108)
Non U.S.	(123)	(6)	43
	$(362)	$(107)	$(65)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Income tax (benefit) expense attributable to income from operations was $8, $27 and ($2) for the years ended December 31, 2012, 2011 and 2010, respectively, and differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pretax income from continuing operations as a result of the following:

	Year ended December 31,
	2012	2011	2010
Income tax expense (benefit):
Computed “expected” tax expense (benefit)	$(127)	$(37)	$(23)
State and local income taxes, net of Federal income tax benefit	(1)	—	—
Increase (reduction) in income taxes resulting from:
Tax rate changes	2	(2)	4
Non U.S. tax rate differential	(1)	2	(8)
Branch accounting effect	33	12	35
Withholding taxes	1	1	2
Valuation allowance	96	53	(14)
Permanent differences	1	(2)	2
Settlements	4	—	—
	$8	$27	$(2)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012, and 2011 are presented below.

	U.S.		Non U.S.
	2012	2011	2012	2011
Current deferred tax assets:
Inventory	$9	$9	$4	$5
Vacation	2	4	1	2
Provision for expenses related to timing	6	3	19	15
Other	7	12	2	2
Total current deferred tax assets	24	28	26	24
Noncurrent deferred tax assets:
Amortization	128	162	6	7
Depreciation	27	23	14	14
Pension	121	124	34	27
Net operating losses	375	307	122	84
Branch accounting future credits	12	13	—	—
Reserves	2	2	—	—
Deferred interest deductions	—	—	29	18
Other	6	7	1	2
Total noncurrent deferred tax assets	671	638	206	152
Total gross deferred tax assets	695	666	232	176
Less valuation allowance	(685)	(655)	(127)	(64)
Net deferred tax assets	10	11	105	112
Current deferred tax liabilities:
Inventory	—	—	9	8
Provision for expenses related to timing	—	—	2	3
Other	—	—	13	13
Total current deferred tax liabilities	—	—	24	24
Noncurrent deferred lax liabilities:
Amortization	—	—	67	75
Depreciation	—	—	42	45
Other	10	11	5	4
Total noncurrent deferred tax liabilities	10	11	114	124
Total deferred tax liabilities	10	11	138	148
Net deferred tax asset (liability)	$—	$—	$(33)	$(36)

Net Operating Loss Schedule [Table Text Block]	NOL Schedule

Country	NOL value
United States	$1,049
Germany	193
Japan	120
Thailand	47
Other	19
Total	$1,428

Summary of Income Tax Contingencies [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits, December 31, 2010	$20
Additions for tax positions of the current year	3
Additions for tax positions of prior years	1
Reductions for tax positions of prior years	(4)
Settlements	—
Statute of limitations expiration	(1)
Foreign currency translation	2
Balance at December 31, 2011	21

Additions for tax positions of the current year	3
Additions for tax positions of prior years	2
Reductions for tax positions of prior years	(1)
Settlements	—
Statute of limitations expiration	(1)
Foreign currency translation	(4)
Balance at December 31, 2012	$20

Commitments and Contingencies Operating leases (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum lease payments as of December 31, 2012 are as follows:

Year ending December 31:
2013	$12
2014	11
2015	8
2016	7
2017	6
Thereafter	15
Total future minimum lease payments	$59
As of December 31, 2012, future contractual minimums are as follows:

Year ending December 31:
2013	$142
2014	142
2015	129
2016	129
2017	116
Thereafter	1,049
$1,707

Pension Plans and Other Postretirement Benefits Pension Plans and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The expected benefit payments presented below are based on the same assumptions used to measure the Company’s accumulated postretirement benefit obligation at December 31, 2012, and include estimated future employee service.

	2013	2014	2015	2016	2017	2018-2022
Gross	$3	$3	$4	$5	$5	$27
Expected Medicare Part D subsidy	—	—	—	—	—	—
Net	$3	$3	$4	$5	$5	$27

Schedule of Accumulated and Projected Benefit Obligations [Table Text Block]
Changes in the accumulated postretirement benefit obligation were as follows:

	2012	2011
Balance at January 1	$104	$94
Service cost for benefits earned	2	1
Interest cost on benefit obligations	5	5
Actuarial (gain) loss	(17)	5
Benefits paid	(3)	(2)
Employee Contributions	—	—
Plan amendments	—	1
Balance at December 31	$91	$104
Accumulated Benefit Obligation

	Total		Domestic		Foreign
	2012	2011	2012	2011	2012	2011
Balance at December 31	$314	$241	$161	$118	$153	$123

Schedule of Expected Benefit Payments [Table Text Block]
The expected benefit payments presented below are based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2012, and include estimated future employee service.

	2013	2014	2015	2016	2017	2018-2022
Domestic pension plans	$3	$3	$4	$4	$5	$40
Foreign pension plans	6	6	7	6	8	43
Total	$9	$9	$11	$10	$13	$83

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The accumulated balances for each classification of comprehensive income (loss) are as follows:

	Foreign currency translation	Pension and Postretirement liability adjustments	Derivative instruments	Accumulated other comprehensive income
Balance at December 31, 2009	$171	$11	$(2)	$180
Net current period change	77	(42)	2	37
Balance at December 31, 2010	248	(31)	—	217
Net current period change	26	(15)	—	11
Balance at December 31, 2011	274	(46)	—	228
Net current period change	(29)	(19)	—	(48)
Balance at December 31, 2012	$245	$(65)	$—	$180
The following amounts were recognized in Other comprehensive loss during the year ended December 31, 2012:

	Domestic	Foreign
Net actuarial losses arising during the year	$18	$30
Effect of plan curtailment	(18)	—
Amortization of net loss	(1)	—
(Gain) loss recognized in other comprehensive loss	$(1)	$30

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents plan assets at December 31, 2012 that the Company measures at fair value on a recurring basis, by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Domestic Assets
Equity securities	$—	$54	$—	$54
Corporate bonds	—	37	—	37
Total assets at fair value	$—	$91	$—	$91
Foreign Assets
Cash and cash equivalents	$1	$—	$—	$1
Equity securities	13	—	—	13
Government bonds	5	—	—	5
Corporate bonds	6	—	—	6
Insurance contracts	—	6	—	6
Other	3	—	—	3
Total assets at fair value	$28	$6	$—	$34
The following table presents plan assets at December 31, 2011 that the Company measures at fair value on a recurring basis, by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Domestic Assets
Cash and cash equivalents	$70	$—	$—	$70
Total assets at fair value	$70	$—	$—	$70
Foreign Assets
Cash and cash equivalents	$—	$—	$—	$—
Equity securities	5	—	—	5
Government bonds	2	—	—	2
Corporate bonds	7	—	—	7
Insurance contracts	—	17	—	17
Other	2	—	—	2
Total assets at fair value	$16	$17	$—	$33

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
Projected Benefit Obligation

	Total		Domestic		Foreign
	2012	2011	2012	2011	2012	2011
Balance at January 1	$285	$258	$153	$113	$132	$145
Service cost for benefits earned	24	26	18	19	6	7
Interest cost on benefit obligations	11	11	7	7	4	4
Participant contributions	—	—	—	—	—	—
Plan amendments	—	(4)	—	—	—	(4)
Actuarial loss (gain)	52	4	20	21	32	(17)
Benefits paid	(7)	(7)	(1)	(1)	(6)	(6)
Exchange rate adjustments	(6)	3	—	—	(6)	3
Plan curtailments	(19)	(6)	(19)	(6)	—	—
Balance at December 31	$340	$285	$178	$153	$162	$132

Defined Benefit Plan, Expected Contributions By Employer
Net periodic pension cost for the years ended December 31, 2012, 2011 and 2010 includes the following (income) expense components:

	Domestic			Foreign
	Year ended December 31,			Year ended December 31,
	2012	2011	2010	2012	2011	2010
Expected return on plan assets	$(6)	$(5)	$(4)	$(1)	$(1)	$(1)
Service cost for benefits earned	18	19	15	6	7	6
Interest cost on benefit obligation	7	7	5	4	4	3
Prior service benefit	—	(1)	(1)	—	—	—
Net actuarial (gain) loss recognized	1	—	(1)	—	1	—
Curtailment gain	(1)	(6)	—	—	—	—
	$19	$14	$14	$9	$11	$8

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The following table provides information about the Company's pension plans with accumulated benefit obligations that exceed the fair value of plan assets

	Total		Domestic		Foreign
	2012	2011	2012	2011	2012	2011
Funded plans with assets less than ABO
Plan assets	$125	$103	$91	$70	$34	$33
Accumulated benefit obligations	218	184	140	102	78	82
Projected benefit obligations	242	227	157	137	85	90
Unfunded plans
Accumulated benefit obligations	96	57	21	16	75	41
Projected benefit obligations	98	58	21	16	77	42

Schedule of Allocation of Plan Assets [Table Text Block]
The following table sets forth the percentage of the fair value of total plan assets, by asset category, held as of December 31:

	Domestic		Foreign
	2012	2011	2012	2011
Equity securities	59%	—%	37%	17%
Corporate Bonds	41%	—%	38%	25%
Cash, short-term investments and other	—%	100%	25%	58%
Total	100%	100%	100%	100%

Fair Value Disclosures [Text Block]
Plan Assets
The following table sets forth the components of the change in plan assets for the year ended December 31:

	Total		Domestic		Foreign
	2012	2011	2012	2011	2012	2011
Balance at January 1	$103	$89	$70	$57	$33	$32
Actual gain (loss) on plan assets	12	(1)	9	—	3	(1)
Employer contributions	19	18	13	14	6	4
Participant contributions	—	—	—	—	—	—
Benefits paid	(7)	(4)	(1)	(1)	(6)	(3)
Terminations and other	—	—	—	—	—	—
Exchange rate adjustments	(2)	1	—	—	(2)	1
Balance at December 31	$125	$103	$91	$70	$34	$33

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
Pension Asset (Liability)
The Company’s recorded assets and liabilities for its principal defined benefit pension plans are as follows:

December 31	Total		Domestic		Foreign
	2012	2011	2012	2011	2012	2011
Funded status:
Fair value of plan assets	$125	$103	$91	$70	$34	$33
Projected benefit obligation	(340)	(285)	(178)	(153)	(162)	(132)
Pension liability recognized	$(215)	$(182)	$(87)	$(83)	$(128)	$(99)
Amounts recorded in deficit (pre-tax)
Prior service benefit	$(5)	$(6)	$(1)	$(2)	$(4)	$(4)
Net actuarial loss	59	31	23	25	36	6
Total	$54	$25	$22	$23	$32	$2

Schedule of net benefit costs
Actuarial Assumptions
The Company measures and records the expense of its pension plan obligations based on actuarially determined estimates, using a December 31 measurement date. Weighted average assumptions used to determine benefit obligations as of December 31 were as follows:

	Domestic			Foreign
	2012	2011	2010	2012	2011	2010
Discount rate	4.20%	5.02%	5.60%	2.38%	3.00%	2.58%
Compensation increases	3.50%	4.25%	4.38%	2.42%	2.25%	2.06%
Expected return on assets	7.50%	7.50%	8.00%	3.31%	2.72%	2.71%

Operating Segments (Tables)	12 Months Ended
Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from External Customers by Products and Services [Table Text Block]

	December 31,
	2012	2011
Total long-lived assets:
United States	$539	$579
Canada	19	18
Pacific	739	826
Europe	618	628
Mexico and Brazil	6	7
	$1,921	$2,058

	Year ended December 31,
	2012	2011	2010
Net sales:
United States	$744	$847	$844
Canada	43	44	44
Pacific	739	816	824
Europe	720	813	779
Mexico and Brazil	111	117	97
	$2,357	$2,637	$2,588

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]	Net Sales(1):

	Year ended December 31,
	2012	2011	2010
Silicones	$2,136	$2,310	$2,286
Quartz	221	327	302
Total	$2,357	$2,637	$2,588

Schedule of Segment Reporting Information, by Segment [Table Text Block]	Segment EBITDA:

	Year ended December 31,
	2012	2011	2010
Silicones	$206	$291	$433
Quartz	44	101	92
Other	(36)	(13)	(33)
Total	$214	$379	$492

Schedule of Other Operating Cost and Expense, by Component [Table Text Block]	Depreciation and Amortization:

	Year ended December 31,
	2012	2011	2010
Silicones	$162	$170	$169
Quartz	25	27	28
Total	$187	$197	$197

Reconciliation of Other Significant Reconciling Items from Segments to Consolidated [Table Text Block]	Capital Expenditures:

	Year ended December 31,
	2012	2011	2010
Silicones	$80	$89	$76
Quartz	18	27	19
Total	$98	$116	$95

Reconciliation of Assets from Segment to Consolidated [Table Text Block]	Total Assets(2):

	At December 31,
	2012	2011
Silicones	$2,615	$2,833
Quartz	256	293
Other	33	35
Total	$2,904	$3,161

Reconciliation of Segment EBITDA to Net Income [Table Text Block]
Reconciliation of Segment EBITDA to Net Loss:

	Year ended December 31,
	2012	2011	2010
Segment EBITDA:
Silicones	$206	$291	$433
Quartz	44	101	92
Other	(36)	(13)	(33)
Total	$214	$379	492

Reconciliation:
Items not included in Segment EBITDA:
Non-cash charges	$(3)	$(8)	$(7)
Restructuring and other costs	(47)	(39)	(27)
Total adjustments	(50)	(47)	(34)
Interest expense, net	(277)	(256)	(249)
Income tax (expense) benefit	(8)	(27)	2
Depreciation and amortization	(187)	(197)	(197)
(Loss) gain on extinguishment and exchange of debt	(57)	7	(78)
Net loss attributable to Momentive Performance Materials Inc.	$(365)	$(141)	$(64)

Operating Segments Reconciliation of segment EBITDA to net income (Tables)	12 Months Ended
Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Reconciliation of Segment EBITDA to Net Income [Table Text Block]
Reconciliation of Segment EBITDA to Net Loss:

	Year ended December 31,
	2012	2011	2010
Segment EBITDA:
Silicones	$206	$291	$433
Quartz	44	101	92
Other	(36)	(13)	(33)
Total	$214	$379	492

Reconciliation:
Items not included in Segment EBITDA:
Non-cash charges	$(3)	$(8)	$(7)
Restructuring and other costs	(47)	(39)	(27)
Total adjustments	(50)	(47)	(34)
Interest expense, net	(277)	(256)	(249)
Income tax (expense) benefit	(8)	(27)	2
Depreciation and amortization	(187)	(197)	(197)
(Loss) gain on extinguishment and exchange of debt	(57)	7	(78)
Net loss attributable to Momentive Performance Materials Inc.	$(365)	$(141)	$(64)

GuarantorNon-Guarantor Subsidiary Financial Informa GuarantorNon-Guarantor Subsidiary Financial Informa (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Schedule of condensed balance sheet
Condensed Consolidating Balance Sheet as of December 31, 2012

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$1	$2	$107	$—	$110
Accounts receivable	—	74	219	—	293
Due from affiliates	2	70	38	(104)	6
Inventories	—	164	210	—	374
Prepaid expenses	—	10	4	—	14
Income tax receivable	—	—	3	—	3
Deferred income taxes	—	—	6	—	6
Other current assets	—	7	34	—	41
Total current assets	3	327	621	(104)	847
Property and equipment, net	—	463	553	—	1,016
Other long-term assets	77	9	22	—	108
Income tax receivable	—	1	—	—	1
Deferred income taxes	—	—	27	—	27
Investment in affiliates	2,005	—	—	(2,005)	—
Intercompany borrowings	171	1,726	28	(1,925)	—
Intangible assets, net	—	77	416	—	493
Goodwill	—	—	412	—	412
Total assets	$2,256	$2,603	$2,079	$(4,034)	$2,904
Liabilities and Equity (Deficit)
Current liabilities:
Trade payables	$1	$56	$197	$—	$254
Short-term borrowings	—	—	6	—	6
Accrued expenses and other liabilities	2	65	90	—	157
Accrued interest	83	—	—	—	83
Due to affiliates	—	29	78	(104)	3
Accrued income taxes	—	—	6	—	6
Deferred income taxes	—	—	19	—	19
Current installments of long-term debt	—	—	29	—	29
Total current liabilities	86	150	425	(104)	557
Long-term debt	3,065	—	16	—	3,081
Other liabilities	1	7	48	—	56
Pension liabilities	—	175	136	—	311
Intercompany borrowings	252	106	1,567	(1,925)	—
Deferred income taxes	—	—	47	—	47
Accumulated losses of unconsolidated subsidiaries in excess of investment	—	160	—	(160)	—
Total liabilities	3,404	598	2,239	(2,189)	4,052
Equity (deficit):
Common stock	—	—	—	—	—
Additional paid-in capital	606	2,631	699	(3,330)	606
Accumulated deficit	(1,934)	(806)	(1,048)	1,854	(1,934)
Accumulated other comprehensive income	180	180	189	(369)	180
Total Momentive Performance Materials Inc.’s equity (deficit)	(1,148)	2,005	(160)	(1,845)	(1,148)
Noncontrolling interests	—	—	—	—	—
Total equity (deficit)	(1,148)	2,005	(160)	(1,845)	(1,148)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total liabilities and equity (deficit)	$2,256	$2,603	$2,079	$(4,034)	$2,904

Consolidating Balance Sheet as of December 31, 2012

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$1	$2	$107	$—	$110
Accounts receivable	—	74	219	—	293
Due from affiliates	2	70	38	(104)	6
Inventories	—	164	210	—	374
Prepaid expenses	—	10	4	—	14
Income tax receivable	—	—	3	—	3
Deferred income taxes	—	—	6	—	6
Other current assets	—	7	34	—	41
Total current assets	3	327	621	(104)	847
Property and equipment, net	—	463	553	—	1,016
Other long-term assets	77	9	22	—	108
Income tax receivable	—	1	—	—	1
Deferred income taxes	—	—	27	—	27
Investment in affiliates	2,005	—	—	(2,005)	—
Intercompany borrowings	171	1,726	28	(1,925)	—
Intangible assets, net	—	77	416	—	493
Goodwill	—	—	412	—	412
Total assets	$2,256	$2,603	$2,079	$(4,034)	$2,904
Liabilities and Equity (Deficit)
Current liabilities:
Trade payables	$1	$56	$197	$—	$254
Short-term borrowings	—	—	6	—	6
Accrued expenses and other liabilities	2	65	90	—	157
Accrued interest	83	—	—	—	83
Due to affiliates	—	29	78	(104)	3
Accrued income taxes	—	—	6	—	6
Deferred income taxes	—	—	19	—	19
Current installments of long-term debt	—	—	29	—	29
Total current liabilities	86	150	425	(104)	557
Long-term debt	3,065	—	16	—	3,081
Other liabilities	1	7	48	—	56
Pension liabilities	—	175	136	—	311
Intercompany borrowings	252	106	1,567	(1,925)	—
Deferred income taxes	—	—	47	—	47
Accumulated losses of unconsolidated subsidiaries in excess of investment	—	160	—	(160)	—
Total liabilities	3,404	598	2,239	(2,189)	4,052
Equity (deficit):
Common stock	—	—	—	—	—
Additional paid-in capital	606	2,631	699	(3,330)	606
Accumulated deficit	(1,934)	(806)	(1,048)	1,854	(1,934)
Accumulated other comprehensive income	180	180	189	(369)	180
Total Momentive Performance Materials Inc.’s equity (deficit)	(1,148)	2,005	(160)	(1,845)	(1,148)
Noncontrolling interests	—	—	—	—	—
Total equity (deficit)	(1,148)	2,005	(160)	(1,845)	(1,148)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total liabilities and equity (deficit)	$2,256	$2,603	$2,079	$(4,034)	$2,904

Condensed Consolidating Balance Sheet as of December 31, 2011:

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$40	$—	$159	$—	$199
Accounts receivable	—	82	233	—	315
Due from affiliates	3	60	30	(85)	8
Inventories	—	193	201	—	394
Prepaid expenses	—	11	3	—	14
Deferred income taxes	—	1	9	—	10
Other current assets	—	11	38	—	49
Total current assets	43	358	673	(85)	989
Property and equipment, net	—	495	589	—	1,084
Other long-term assets	55	9	25	—	89
Deferred income taxes	—	—	25	—	25
Investment in affiliates	1,415	—	—	(1,415)	—
Intercompany borrowings	20	1,091	259	(1,370)	—
Intangible assets, net	—	84	458	—	542
Goodwill	—	—	432	—	432
Total assets	$1,533	$2,037	2,461	$(2,870)	$3,161
Liabilities and Equity (Deficit)
Current liabilities:
Trade payables	$—	$89	$219	$—	$308
Short-term borrowings	—	—	3	—	3
Accrued expenses and other liabilities	1	66	99	—	166
Accrued interest	61	—	1	—	62
Due to affiliates	14	26	60	(85)	15
Accrued income taxes	—	—	2	—	2
Deferred income taxes	—	—	19	—	19
Current installments of long-term debt	—	—	36	—	36
Total current liabilities	76	181	439	(85)	611
Long-term debt	1,891	—	1,004	—	2,895
Other liabilities	—	9	42	—	51
Pension liabilities	—	183	105	—	288
Intercompany borrowings	302	164	904	(1,370)	—
Deferred income taxes	—	—	52	—	52
Accumulated losses from unconsolidated subsidiaries in excess of investment	—	85	—	(85)	—
Total liabilities	2,269	622	2,546	(1,540)	3,897
Equity (deficit):
Common stock	—	—	—	—	—
Additional paid-in capital	605	1,911	567	(2,478)	605
Accumulated deficit	(1,569)	(724)	(925)	1,649	(1,569)
Accumulated other comprehensive income	228	228	273	(501)	228
Total Momentive Performance Materials Inc.’s equity (deficit)	(736)	1,415	(85)	(1,330)	(736)
Noncontrolling interests	—	—	—	—	—
Total equity (deficit)	(736)	1,415	(85)	(1,330)	(736)
Total liabilities and equity (deficit)	$1,533	$2,037	$2,461	$(2,870)	$3,161

Schedule of condensed income statement
Condensed Consolidating Statements of Operations for the year ended December 31, 2012:

	Year ended December 31, 2012
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$1,002	$1,811	$(456)	$2,357
Costs and expenses:
Cost of sales, excluding depreciation	—	735	1,426	(456)	1,705
Selling, general and administrative expenses	26	214	195	—	435
Depreciation and amortization expenses	—	77	110	—	187
Research and development expenses	—	46	23	—	69
Operating income (loss)	(26)	(70)	57	—	(39)
Other income (expense):
Interest income	—	132	7	(138)	1
Interest expense	(237)	(34)	(145)	138	(278)
Loss on extinguishment and exchange of debt	(20)	5	(42)	—	(57)
Other income (expense), net	—	—	11	—	11
Income (loss) before income taxes (benefit) and earnings (losses) from unconsolidated entities	(283)	33	(112)	—	(362)
Income taxes (benefit)	—	(8)	16	—	8
Income (loss) before earnings (losses) from unconsolidated entities	(283)	41	(128)	—	(370)
Earnings (losses) from unconsolidated entities	(82)	(123)	5	205	5
Net income (loss)	(365)	(82)	(123)	205	(365)
Net income (loss) attributable to noncontrolling interests	—	—	—	—	—
Net income (loss) attributable to Momentive Performance Materials Inc.	$(365)	$(82)	$(123)	$205	$(365)
Comprehensive (loss) income	$(413)	$(130)	$(207)	$337	$(413)

Condensed Consolidating Statement of Operations for the year ended December 31, 2010:

	Year Ended December 31, 2010
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$1,118	$1,973	$(503)	$2,588
Costs and expenses:
Cost of sales, excluding depreciation	—	737	1,411	(503)	1,645
Selling, general and administrative expenses	(47)	213	245	—	411
Depreciation and amortization expenses	—	86	111	—	197
Research and development expenses	—	49	24	—	73
Operating income (loss)	47	33	182	—	262
Other income (expense):
Interest income	—	97	8	(103)	2
Interest expense	(211)	(6)	(137)	103	(251)
Other income (expense), net	(1)	—	1	—	—
Loss on extinguishment and exchange of debt	(78)	—	—	—	(78)
Income (loss) before income taxes (benefit) and earnings (losses) from unconsolidated entities	(243)	124	54	—	(65)
Income taxes (benefit)	—	1	(3)	—	(2)
Income (loss) before earnings (losses) from unconsolidated entities	(243)	123	57	—	(63)
Earnings (losses) from unconsolidated entities	179	56	—	(235)	—
Net income (loss)	(64)	179	57	(235)	(63)
Net income (loss) attributable to noncontrolling interests	—	—	(1)	—	(1)
Net income (loss) attributable to Momentive Performance Materials Inc.	$(64)	$179	$56	$(235)	$(64)
Comprehensive (loss) income	$(27)	$215	$119	$(334)	$(27)

Condensed Consolidating Statement of Operations for the year ended December 31, 2011:

	Year Ended December 31, 2011
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$1,145	$2,023	$(531)	$2,637
Costs and expenses:
Cost of sales, excluding depreciation	—	808	1,521	(531)	1,798
Selling, general and administrative expenses	4	195	223	—	422
Depreciation and amortization expenses	—	79	118	—	197
Research and development expenses	—	54	24	—	78
Operating income (loss)	(4)	9	137	—	142
Other income (expense):
Interest income	—	103	8	(110)	1
Interest expense	(211)	(12)	(144)	110	(257)
Other income (expense), net	3	(1)	(2)	—	—
Gain on extinguishment and of debt	7	—	—	—	7
Income (loss) before income taxes (benefit) and earnings (losses) from unconsolidated entities	(205)	99	(1)	—	(107)
Income taxes (benefit)	—	—	27	—	27
Income (loss) before earnings (losses) from unconsolidated entities	(205)	99	(28)	—	(134)
Earnings (losses) from unconsolidated entities	64	(35)	(6)	(29)	(6)
Net income (loss)	(141)	64	(34)	(29)	(140)
Net income attributable to noncontrolling interests	—	—	(1)	—	(1)
Net income (loss) attributable to Momentive Performance Materials Inc.	$(141)	$64	$(35)	$(29)	$(141)
Comprehensive (loss) income	$(130)	$75	$4	$(79)	$(130)

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
Condensed Consolidating Statement of Cash Flows for the year ended December 31, 2011:

	Year Ended December 31, 2011
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(60)	$187	$79	$(100)	$106
Cash flows from investing activities:
Capital expenditures	—	(58)	(54)	—	(112)
Purchases of intangible assets	—	(2)	—	—	(2)
Capital contribution	—	(8)	—	8	—
Investment in joint venture	—	—	(6)	—	(6)
Proceeds from the return of capital	—	25	—	(25)	—
Net cash used in investing activities	—	(43)	(60)	(17)	(120)
Cash flows from financing activities:
Debt issuance costs	(5)	—	—	—	(5)
Dividends paid within MPM Inc.	—	(97)	(3)	100	—
Dividends paid to Parent	(1)	—	—	—	(1)
Net increase in short-term borrowings	1	—	—	—	1
Proceeds from issuance of long-term debt	—	—	52	—	52
Payments of long-term debt	(16)	—	(72)	—	(88)
Proceeds from capital contribution	—	—	8	(8)	—
Net borrowings with affiliates	93	(47)	(46)	—	—
Return of capital	—	—	(25)	25	—
Net cash provided by (used in) financing activities	72	(144)	(86)	117	(41)
Increase (decrease) in cash and cash equivalents	12	—	(67)	—	(55)
Effect of exchange rate changes on cash	—	—	4	—	4
Cash and cash equivalents, beginning of period	28	—	222	—	250
Cash and cash equivalents, end of period	$40	$—	$159	$—	$199
Condensed Consolidating Statement of Cash Flows for the year ended December 31, 2010:

	Year Ended December 31, 2010
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(84)	$242	$215	$(120)	$253
Cash flows from investing activities:
Capital expenditures	—	(49)	(42)	—	(91)
Capital contribution	—	(48)	—	48	—
Purchase of intangible assets	—	(3)	(1)	—	(4)
Net cash used in investing activities	—	(100)	(43)	48	(95)
Cash flows from financing activities:
Debt issuance costs	(18)	—	—	—	(18)
Dividends paid within MPM Inc.	—	(97)	(23)	120	—
Dividends paid to parent	(1)	—	—	—	(1)
Net increase in short-term debt borrowings	—	—	2	—	2
Proceeds from long-term debt	848	—	1	—	849
Payments of long-term debt	(767)	(100)	(23)	—	(890)
Payments on extinguishment of debt	(54)	—	—	—	(54)
Proceeds from capital contributions	—	—	48	(48)	—
Net borrowings with affiliates	48	48	(96)	—	—
Net cash provided by (used in) financing activities	56	(149)	(91)	72	(112)
Increase (decrease) in cash and cash equivalents	(28)	(7)	81	—	46
Effect of exchange rate changes on cash	—	—	(3)	—	(3)
Cash and cash equivalents, beginning of period	56	7	144	—	207
Cash and cash equivalents, end of period	$28	$—	$222	$—	$250

	Year ended December 31, 2012:
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(155)	$122	$34	$(96)	$(95)
Cash flows from investing activities:
Capital expenditures	—	(45)	(62)	—	(107)
Capital contribution	(740)	(155)	—	895	—
Purchases of intangible assets	—	(2)	—	—	(2)
Proceeds from return of capital	—	48	—	(48)	—
Proceeds from disposal of assets	—	—	7	—	7
Net cash used in investing activities	(740)	(154)	(55)	847	(102)
Cash flows from financing activities:
Debt issuance costs	(30)	—	(3)	—	(33)
Increase in short-term borrowings	—	—	3	—	3
Proceeds from long-term debt	1,350	237	138	—	1,725
Proceeds from capital contributions	—	740	155	(895)	—
Dividends paid within MPM Inc.	—	(96)	—	96	—
Payments of long-term debt	(164)	(237)	(1,132)	—	(1,533)
Payments of original issue discounts and tender premiums	(43)	—	(8)	—	(51)
Return of capital	—	—	(48)	48	—
Net borrowings with affiliates	(257)	(610)	867	—	—
Net cash provided by (used in) financing activities	856	34	(28)	(751)	111
Decrease in cash and cash equivalents	(39)	2	(49)	—	(86)
Effect of exchange rate changes on cash	—	—	(3)	—	(3)
Cash and cash equivalents, beginning of period	40	—	159	—	199
Cash and cash equivalents, end of period	$1	$2	$107	$—	$110

Business and Basis of Presentation Business and Basis of Presentation (Details)	12 Months Ended
Dec. 31, 2012 Number_Of_Operating_Segments
Segment Reporting Information [Line Items]
Number of operating segments	2
Predecessor [Member]
Segment Reporting Information [Line Items]
Number of operating segments	2

Summary of Significant Accounting Policies noncontrolling interest (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noncontrolling Interest [Line Items]
Payments to Acquire Interest in Joint Venture	$ 0	$ 6	$ 0

Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 10, 2008
Intercompany Foreign Currency Balance [Line Items]
Equity Method Investment, Ownership Percentage		49.00%
Due from Joint Ventures	$ 5
Adjustments to Additional Paid in Capital, Other	26
Debt Instrument, Interest Rate, Stated Percentage	11.00%
Long-term Debt, Maturities, Repayments of Principal in Year Five	1,231
Aggregate realized and unrealized gains (losses) on foreign currency transactions	0	5	9
Advertising Expense	7	7	9
Accumulated Amortization, Deferred Finance Costs	78	67
Amortization of Financing Costs	9	8	10
Write off of Deferred Debt Issuance Cost	14		12
Derivative, Fixed Interest Rate				2.48%
Notional Amount of Interest Rate Fair Value Hedge Derivatives	185
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	1
Senior Discount PIK [Member]
Intercompany Foreign Currency Balance [Line Items]
Senior Notes	$ 400

Restructuring and Other Costs Table and Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	$ 14
Cumulative restructuring costs incurred through December 31, 2012	35
Restructuring Reserve [Roll Forward]
Restructuring charges	23	9	3
Payments	(14)	(4)
Restructuring Reserve	17	8	3
Other Restructuring Costs	20	24	20
Workforce reductions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	14
Cumulative restructuring costs incurred through December 31, 2012	35
Restructuring Reserve [Roll Forward]
Restructuring charges	23	9
Payments	(14)	(4)
Restructuring Reserve	17	8	3
Site closure costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	0
Cumulative restructuring costs incurred through December 31, 2012	0
Restructuring Reserve [Roll Forward]
Restructuring charges	0	0
Payments	0	0
Restructuring Reserve	0	0	0
Other projects [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	0
Cumulative restructuring costs incurred through December 31, 2012	0
Restructuring Reserve [Roll Forward]
Restructuring charges	0	0
Payments	0	0
Restructuring Reserve	$ 0	$ 0	$ 0

Restructuring and Other Costs Dates (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	$ 17	$ 8	$ 3
Restructuring and Related Cost, Incurred Cost	$ 14

Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Shared Services Costs Incurred by MPM	$ 148	$ 158	$ 42
Shared Services Costs Incurred by MSC	155	163	45
Shared Service Billings - MSC to MPM	22	11
Shared Service Billings - MPM to MSC			1
Shared Service Cost Allocation Percentage	49.00%
Cost allocation for unshared services	100.00%
Realized Cost Savings From Shared Services	31	23	1
Due from Related Parties	1	3
Due to Related Parties, Current	1	15
Payables to affiliate	3	15
Related Party Transaction, Sales to Affilitates	23
Receivables from affiliate	5
Purchases from related party	17	27	21
Accounts Payable, Related Parties, Current	1	1	2
Recorded Unconditional Purchase Obligation, Due in Rolling Year Two	113
Recorded Unconditional Purchase Obligation Due in Next Twelve Months	113
Recorded Unconditional Purchase Obligation	92	109	103
Royalty Revenue	2
AGS Purchases of Senior Secured Notes	1
AGS Purchases of First Lien Notes	1
AGS Receipts from arranging issuance of Senior Secured Notes	1
AGS Receipts from arranging issuance of First Lien Notes	1
Maximum borrowing capacity	300
Other Interest and Dividend Income	1
Momentive Specialty Chemicals Inc (MSC) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Shared Cost Allocation Percentage	51.00%
Momentive Holdings [Member]
Related Party Transaction [Line Items]
Payables to affiliate	3	1
Apollo [Member]
Related Party Transaction [Line Items]
Related party annual fees	3.5
Other Affiliates, Long-term Commitment Contracts [Member]
Related Party Transaction [Line Items]
Related party ownership of another related party	50.00%
Other Affiliates, Lenders [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity	$ 160
Maximum [Member] | Apollo [Member]
Related Party Transaction [Line Items]
Term of agreement	12 years

Fair Value Measurement (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	$ 3,066
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	0
Fair value, inputs, level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	2,537
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	0
First Lien Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	1,100
First Lien Notes [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	0
First Lien Notes [Member] | Fair value, inputs, level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	1,108
First Lien Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	0
Springing lien notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	1,336
Springing lien notes [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	0
Springing lien notes [Member] | Fair value, inputs, level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	969
Springing lien notes [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	0
Senior subordinated notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	380
Senior subordinated notes [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	0
Senior subordinated notes [Member] | Fair value, inputs, level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	214
Senior subordinated notes [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	0
Senior debt obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	250
Senior debt obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	0
Senior debt obligations [Member] | Fair value, inputs, level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	246
Senior debt obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	0
Energy Related Derivative [Member] | Maximum [Member] | Fair value, inputs, level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	1	1
Estimate of Fair Value, Fair Value Disclosure [Member] | Medium-term notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans payable	2
Estimate of Fair Value, Fair Value Disclosure [Member] | Fixed asset loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans payable	23
Estimate of Fair Value, Fair Value Disclosure [Member] | Working capital loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans payable	$ 19

Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Raw materials and work in process	$ 107	$ 135
Finished goods	267	259
Total inventories	$ 374	$ 394

Property and Equipment, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Land and Land Improvements	$ 82	$ 88
Buildings and Improvements, Gross	359	390
Machinery and Equipment, Gross	1,288	1,229
Property, Plant and Equipment, Other, Gross	111	100
Capitalized Computer Software, Net	45	48
Development in Process	59	54
Property, Plant and Equipment, Gross	1,944	1,909
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(928)	(825)
Property and equipment, net	1,016	1,084
Depreciation	144	153	154
Interest Costs Capitalized	$ 1	$ 1	$ 1

Goodwill and other Intangibles Assets, Net Statement (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill	$ 412	$ 432	$ 425
Goodwill, Translation Adjustments	(20)	7
Finite-Lived Customer Relationships, Gross	426	429
Finite-Lived Intangible Assets, Accumulated Amortization	(257)	(219)
Finite-Lived Trademarks, Gross	142	146
Finite-Lived Intangible Assets, Gross	750	761
Finite-Lived Patents, Gross	38	37
Intangible Assets, Net (Excluding Goodwill)	493	542
Amortization of Intangible Assets	43	45	43
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	44
Finite-Lived Intangible Assets, Amortization Expense, Year Two	44
Finite-Lived Intangible Assets, Amortization Expense, Year Three	41
Finite-Lived Intangible Assets, Amortization Expense, Year Four	41
Finite-Lived Intangible Assets, Amortization Expense, Year Five	41
Customer Relationships [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	(146)	(124)
Finite-Lived Intangible Assets, Net	280	305
Trademarks [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	(53)	(45)
Finite-Lived Intangible Assets, Net	89	101
Patents [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	(14)	(12)
Finite-Lived Intangible Assets, Net	24	25
Unpatented Technology [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	(44)	(38)
Finite-Lived Intangible Assets, Gross	144	149
Finite-Lived Intangible Assets, Net	100	111
Silicones [Member]
Goodwill [Line Items]
Goodwill	412	432	425
Goodwill, Translation Adjustments	(20)	7
Goodwill, Impaired, Accumulated Impairment Loss	700
Quartz [Member]
Goodwill [Line Items]
Goodwill	0	0	0
Goodwill, Translation Adjustments	0	0
Goodwill, Impaired, Accumulated Impairment Loss	$ 158

Debt Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended														1 Months Ended				1 Months Ended			12 Months Ended																					1 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 01, 2014	Dec. 31, 2012 Eurocurrency loans [Member]	Dec. 31, 2012 Revolving credit facility [Member]	Jan. 02, 2013 Revolving credit facility [Member]	Dec. 31, 2012 India Bank, Medium Term Loan, Maturity June 20, 2015 [Member]	Dec. 31, 2011 India Bank, Medium Term Loan, Maturity June 20, 2015 [Member]	Dec. 31, 2012 CHINA	Dec. 31, 2011 CHINA	Dec. 31, 2012 Agricultural Bank of China, Working Capital Loan, Maturity June 30, 2012 [Member]	Dec. 31, 2011 Agricultural Bank of China, Working Capital Loan, Maturity June 30, 2012 [Member]	Dec. 31, 2012 JP Morgan Chase, Term Loan Tranche B-1-A, Maturity December 4, 2013 [Member]	Dec. 31, 2011 JP Morgan Chase, Term Loan Tranche B-1-A, Maturity December 4, 2013 [Member]	Dec. 31, 2012 10% senior secured notes, due October 2020 [Member]	May 31, 2012 10% senior secured notes, due October 2020 [Member]	Dec. 31, 2012 10.0% senior secured notes, maturity October 15, 2020 [Member]	Dec. 31, 2011 10.0% senior secured notes, maturity October 15, 2020 [Member]	May 31, 2012 Term loans, due May 2015 [Member]	Dec. 31, 2012 Term Loan Tranche B-3 [Member]	Dec. 31, 2012 9% Springing Lien Dollar Notes, Maturity January 15, 2021 [Member]	Dec. 31, 2010 9% Springing Lien Dollar Notes, Maturity January 15, 2021 [Member]	Apr. 30, 2012 Term Loans, Due December 2013 [Member]	Dec. 31, 2012 Euro Member Countries, Euro	Dec. 31, 2012 Senior Toggle Notes [Member]	Dec. 31, 2011 Euro Fixed Rate Notes [Member]	Dec. 31, 2011 Reduced Depreciation [Member]	Dec. 31, 2012 JP Morgan Chase, Term Loan Tranche B-1-B Maturity May 4, 2015 [Member]	Dec. 31, 2011 JP Morgan Chase, Term Loan Tranche B-1-B Maturity May 4, 2015 [Member]	Dec. 31, 2012 JP Morgan Chase, Term Loan Tranche B-2-A, Maturity December 4, 2013 [Member]	Dec. 31, 2011 JP Morgan Chase, Term Loan Tranche B-2-A, Maturity December 4, 2013 [Member]	Dec. 31, 2012 JP Morgan Chase, Term Loan Tranche B-2-B, Maturity May 4, 2015 [Member]	Dec. 31, 2011 JP Morgan Chase, Term Loan Tranche B-2-B, Maturity May 4, 2015 [Member]	Dec. 31, 2012 First Lien Notes [Member]	Dec. 31, 2011 First Lien Notes [Member]	Dec. 31, 2012 Springing Lien Notes [Member]	Dec. 31, 2011 Springing Lien Notes [Member]	Dec. 31, 2012 Springing Lien Euro Notes, Maturity January 15, 2021 [Member]	Dec. 31, 2011 Springing Lien Euro Notes, Maturity January 15, 2021 [Member]	Dec. 31, 2012 Senior Subordinated Notes, Maturity December 1, 2016 [Member]	Dec. 31, 2011 Senior Subordinated Notes, Maturity December 1, 2016 [Member]	Dec. 31, 2012 Second-lien Senior Secured Notes [Member]	Dec. 31, 2011 Second-lien Senior Secured Notes [Member]	Dec. 31, 2012 Agricultural Bank of China, Fixed Asset Loan, Maturity June 30, 2015 [Member]	Dec. 31, 2011 Agricultural Bank of China, Fixed Asset Loan, Maturity June 30, 2015 [Member]	Dec. 31, 2011 Senior notes [Member] Senior secured note, maturity June15, 2014 [Member]	May 31, 2012 Term loans [Member] Term loans, due May 2015 [Member]	Apr. 30, 2012 Momentive Performance Materials GmbH [Member] Term Loan Tranche B-3 [Member]	Dec. 31, 2012 Outstanding Stock Awards [Member]	Dec. 31, 2012 Syntehtic Letter of Credit Facility [Member]	Dec. 31, 2012 affiliate of GE [Member]
Short-term Debt [Abstract]
Short-term borrowings	$ 6	$ 3
Weighted average interest rate	9.78%	9.90%
Debt Instrument [Line Items]
Debt Disclosure [Text Block]	1,533	88	890
Long-term Debt, Current Maturities	29	36
Long-term Debt	3,110	2,931						2	4	3	0	16	16	0	66			250	0										0	433	0	110	0	382	1,100	0	1,161	1,161	175	171	380	379	0	179	23	30
Line of Credit Facility, Maximum Borrowing Capacity	300
Letters of Credit Outstanding, Amount	100
Long-term Line of Credit, Noncurrent	33
Line of Credit Facility, Amount Outstanding	48																																																	26
Unused borrowing capacity	252																																																		7
Letter or Credit, Revolving Credit Facility	300
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	4.00%					4.00%
Long Term Debt, Per Annum Principal Payment	8.88%
Deposit to trustee for 12 1/2% Second-Lien Senior Notes due 2014				219
Senior Notes																1,100
Cost-method Investments, Aggregate Carrying Amount	200
Debt Instrument, Interest Rate, Stated Percentage	103.13%
Extinguishment of Debt, Gain (Loss), Net of Tax	51
foreign currency loss on extinguishment of debt	12		25																								1
Repurcharse of principle amount																											17
Interest Income (Expense), Net	4
Basis spread on variable rate					6.00%		6.00%														3.50%
Proceeds from Lines of Credit	270																																																			75
Aggregate principal amount																	250						848																										175
Interest rate at period end	11.00%																		10.00%																												12.50%
Issue price																	100.00%
Extinguishment of debt																								178			7																					240
Loss on extinguishment of debt	57	(7)	78																	6
Notes Payable, Noncurrent																											150
Notes outstanding after Oct 2011 repurchase																												133
Notes Payable																						526
Senior Notes Owned by Apollo																									88	139											234
Interest Paid																											12
Interest Expense, Long-term Debt	260	241	232
Amortization of Debt Discount (Premium)	18	15	17
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	29
Long-term Debt, Maturities, Repayments of Principal in Year Two	9
Long-term Debt, Maturities, Repayments of Principal in Year Three	6
Long-term Debt, Maturities, Repayments of Principal in Year Four	382
Long-term Debt, Maturities, Repayments of Principal in Year Five	0
Long-term Debt, Excluding Current Maturities	$ 3,081	$ 2,895

Accrued Expenses and Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses and Other Liabilities [Abstract]
Employee-related Liabilities, Current	$ 51	$ 49
Other Accrued Liabilities, Current	106	117
Accrued Liabilities, Current	$ 157	$ 166

Deficit (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Class of Stock [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss), before Reclassification and Tax	$ 245	$ 274	$ 248
Common Stock, Shares, Outstanding	100
Partners' Capital Account, Contributions	904
Dividends	305
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	245	274	248	171
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(29)	26	77
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(65)	(46)	(31)	11
Other Comprehensive Income (Loss), before Tax	189	230	212
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax	(19)	(15)	(42)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	0	0	0	(2)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	0	0	2
Accumulated Other Comprehensive Income (Loss), Net of Tax	180	228	217	180
Other Comprehensive Income (Loss), Tax	(9)	(2)	5
Other Comprehensive Income, Other, Net of Tax	(48)	11	37
Other Comprehensive Income (Loss), Foreign Currency Translation Gain (Loss) Arising During Period, Tax	0	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	(56)	(44)	(36)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	(9)	(2)	5
Stockholders' Equity Attributable to Noncontrolling Interest	0	0	4	4
Currency Translation Adjustment, Noncontrolling Interest	0	0	0
Payments of Ordinary Dividends, Noncontrolling Interest	0	0	(1)
Disposition of joint venture, non controlling interest	0	(5)	0
Noncontrolling interest share of income	0	1	1
Accumulated Other Comprehensive Income (Loss) [Member]
Class of Stock [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(29)	26	77
Payments of Ordinary Dividends, Noncontrolling Interest			$ 0

Stock-based Compensation 2011 Equity Plan (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 01, 2007
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 0
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	2.21%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		37.40%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.14
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum		0.16%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum		3.49%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0
Share-based Compensation	1	2	(3)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	1,890,756
Stock-based compensation expense, employees		2	3
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	1
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				19,275,900
Tranche A Unit Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 2
Tranche B Unit Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 1
Tranche C Unit Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 1
Tranche A RDUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1
Tranche C RDUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1
Tranche B RDUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1
Other Projects [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	9 years 2 months 12 days
Tranche A Unit Options [Member]
Momentive Holdings Units Granted	716,351
Tranche B Unit Options [Member]
Momentive Holdings Units Granted	358,171
Tranche C Unit Options [Member]
Momentive Holdings Units Granted	358,171
Tranche A RDUs [Member]
Momentive Holdings Units Granted	238,777
Tranche B RDUs [Member]
Momentive Holdings Units Granted	119,391
Tranche C RDUs [Member]
Momentive Holdings Units Granted	119,391
Maximum [Member]
Stock-based compensation expense, employees	$ 1

Stock-based Compensation wtd avg periods (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	5 years 3 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number Beginning Balance	413,600
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	0			77,103
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(44,558)
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited	(60,054)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number Ending Balance	308,988	413,600
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 4.69
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 4.85
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 4.85
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 4.64	$ 4.69
Fair Value Assumptions, Expected Term	21 years 4 months 24 days
Allocated Share-based Compensation Expense	1	3	2
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 3 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	2 years 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	10,830,238
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(480,165)
Momentive Holdings Common Expired	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	10,350,073	10,830,238
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	4,511,080
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	5,058,938
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 2.9
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 3.4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price	$ 2.88
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 2.8
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 2.91
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 2.59
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 4.85
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 1

Income Taxes Components of income (loss) before income taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of operating income (loss) [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ (239)	$ (101)	$ (108)
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(123)	(6)	43
(Loss) income before income taxes and losses from unconsolidated entities	$ (362)	$ (107)	$ (65)

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Current Income Tax Expense (Benefit)	$ 18	$ 18	$ 17
Deferred Income Tax Expense (Benefit)	(10)	9	(19)
Income Tax Expense (Benefit)	8	27	(2)
Operating Loss Carryforwards	1,428	1,111	956
Interest Income, Securities, Taxable	526
Deferred Tax Assets, Operating Loss Carryforwards	1,049
Deferred Tax Assets, Valuation Allowance	9	28
Deferred Tax Assets, Net of Valuation Allowance, Current	12	13
Unrecognized Tax Benefits	1	1
Deferred Income Tax Expense (Benefit)	278
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(123)	(6)	43
(Loss) income before income taxes and losses from unconsolidated entities	(362)	(107)	(65)
Effective tax rate (percent)	35.00%
Estimate of tax obligation	98
Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Current Income Tax Expense (Benefit)	0	0	0
Deferred Income Tax Expense (Benefit)	(7)	0	1
Income Tax Expense (Benefit)	(7)	0	1
Deferred Tax Assets, Net of Valuation Allowance, Current	7	12
UNITED STATES
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	1,049
GERMANY
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	193
State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Current Income Tax Expense (Benefit)	(1)	0	1
Deferred Income Tax Expense (Benefit)	0	0	0
Income Tax Expense (Benefit)	(1)	0	1
Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Current Income Tax Expense (Benefit)	19	18	16
Deferred Income Tax Expense (Benefit)	(3)	9	(20)
Income Tax Expense (Benefit)	16	27	(4)
Deferred Tax Assets, Net of Valuation Allowance, Current	2	2
JAPAN
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	120
THAILAND
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	47
Other Tax Carryforward, Name [Domain]
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	$ 19

Income Taxes Income tax expense benefit reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	$ (127)	$ (37)	$ (23)
Income Tax Reconciliation, State and Local Income Taxes	(1)	0	0
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	2	(2)	4
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	(1)	2	(8)
Branch accounting effect	33	12	35
Payments for Repurchase of Common Stock for Employee Tax Withholding Obligations	1	1	2
Valuation Allowance, Amount	96	53	(14)
Income Tax Reconciliation, Other Adjustments	1	(2)	2
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	4	0	0
Income Tax Expense (Benefit)	$ 8	$ 27	$ (2)

Income Taxes Unrecognized tax benefit (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Unrecognized Tax Benefits	$ 20	$ 21	$ 20
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	3	3
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	2	1
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	(1)	(4)
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	0	0
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	(1)	(1)
Unrecognized Tax Benefits, Decreases Resulting from Foreign Currency Translation	(4)
Unrecognized Tax Benefits, Increases Resulting from Foreign Currency Translation		$ 2

Income Taxes Deferred income taxes (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Liability Not Recognized [Line Items]
Deferred Tax Assets, Other	$ 12	$ 13
Valuation Allowance, Amount	96	53	(14)
Domestic Tax Authority [Member]
Deferred Tax Liability Not Recognized [Line Items]
Deferred Tax Assets, Inventory	9	9
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Compensated Absences	2	4
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	6	3
Deferred Tax Assets, Other	7	12
Deferred Tax Assets, Net, Current	24	28
Non current deferred tax asset - amortization	128	162
Non current deferred tax asset - Depreciation	27	23
Non current deferred tax asset - Pension	121	124
Non current deferred tax asset - Net operating losses	375	307
Non current deferred tax asset - Branch accounting future credits	12	13
Non current deferred tax asset - Reserves	2	2
Non current deferred tax asset - Deferred interest deductions	0	0
Non current deferred tax asset - Other	6	7
Deferred Tax Assets, Gross, Noncurrent	671	638
Deferred Tax Assets, Gross	695	666
Valuation Allowance, Amount	(685)	(655)
Deferred Tax Assets, Net of Valuation Allowance	10	11
Current deferred tax liability - Inventory	0	0
Current deferred tax liability - Provision for expenses related to timing	0	0
Current deferred tax liability - Other	0	0
Deferred Tax Liabilities, Gross, Current	0	0
Non current deferred tax liability - Amortization	0	0
Non current deferred tax liability - Depreciation	0	0
Non current deferred tax liability - Other	10	11
Deferred Tax Liabilities, Gross, Noncurrent	10	11
Deferred Tax Liabilities, Gross	10	11
Deferred taxes, net	0	0
Foreign Tax Authority [Member]
Deferred Tax Liability Not Recognized [Line Items]
Deferred Tax Assets, Inventory	4	5
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Compensated Absences	1	2
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	19	15
Deferred Tax Assets, Other	2	2
Deferred Tax Assets, Net, Current	26	24
Non current deferred tax asset - amortization	6	7
Non current deferred tax asset - Depreciation	14	14
Non current deferred tax asset - Pension	34	27
Non current deferred tax asset - Net operating losses	122	84
Non current deferred tax asset - Branch accounting future credits	0	0
Non current deferred tax asset - Reserves	0	0
Non current deferred tax asset - Deferred interest deductions	29	18
Non current deferred tax asset - Other	1	2
Deferred Tax Assets, Gross, Noncurrent	206	152
Deferred Tax Assets, Gross	232	176
Valuation Allowance, Amount	(127)	(64)
Deferred Tax Assets, Net of Valuation Allowance	105	112
Current deferred tax liability - Inventory	9	8
Current deferred tax liability - Provision for expenses related to timing	2	3
Current deferred tax liability - Other	13	13
Deferred Tax Liabilities, Gross, Current	24	24
Non current deferred tax liability - Amortization	67	75
Non current deferred tax liability - Depreciation	42	45
Non current deferred tax liability - Other	5	4
Deferred Tax Liabilities, Gross, Noncurrent	114	124
Deferred Tax Liabilities, Gross	138	148
Deferred taxes, net	$ (33)	$ (36)

Income Taxes Schedule of deferred tax assets and liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of deferred tax assets and liabilities [Line Items]
Deferred Tax Assets, Other	$ 12	$ 13
Valuation Allowance, Amount	96	53	(14)
Domestic Tax Authority [Member]
Summary of deferred tax assets and liabilities [Line Items]
Deferred Tax Assets, Inventory	9	9
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Compensated Absences	2	4
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	6	3
Deferred Tax Assets, Other	7	12
Deferred Tax Assets, Net, Current	24	28
Non current deferred tax asset - amortization	128	162
Non current deferred tax asset - Depreciation	27	23
Non current deferred tax asset - Pension	121	124
Non current deferred tax asset - Net operating losses	375	307
Non current deferred tax asset - Branch accounting future credits	12	13
Non current deferred tax asset - Reserves	2	2
Non current deferred tax asset - Deferred interest deductions	0	0
Non current deferred tax asset - Other	6	7
Deferred Tax Assets, Gross, Noncurrent	671	638
Deferred Tax Assets, Gross	695	666
Valuation Allowance, Amount	(685)	(655)
Deferred Tax Assets, Net of Valuation Allowance	10	11
Current deferred tax liability - Inventory	0	0
Current deferred tax liability - Provision for expenses related to timing	0	0
Current deferred tax liability - Other	0	0
Deferred Tax Liabilities, Gross, Current	0	0
Non current deferred tax liability - Amortization	0	0
Non current deferred tax liability - Depreciation	0	0
Non current deferred tax liability - Other	10	11
Deferred Tax Liabilities, Gross, Noncurrent	10	11
Deferred Tax Liabilities, Gross	10	11
Deferred taxes, net	0	0
Foreign Tax Authority [Member]
Summary of deferred tax assets and liabilities [Line Items]
Deferred Tax Assets, Inventory	4	5
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Compensated Absences	1	2
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	19	15
Deferred Tax Assets, Other	2	2
Deferred Tax Assets, Net, Current	26	24
Non current deferred tax asset - amortization	6	7
Non current deferred tax asset - Depreciation	14	14
Non current deferred tax asset - Pension	34	27
Non current deferred tax asset - Net operating losses	122	84
Non current deferred tax asset - Branch accounting future credits	0	0
Non current deferred tax asset - Reserves	0	0
Non current deferred tax asset - Deferred interest deductions	29	18
Non current deferred tax asset - Other	1	2
Deferred Tax Assets, Gross, Noncurrent	206	152
Deferred Tax Assets, Gross	232	176
Valuation Allowance, Amount	(127)	(64)
Deferred Tax Assets, Net of Valuation Allowance	105	112
Current deferred tax liability - Inventory	9	8
Current deferred tax liability - Provision for expenses related to timing	2	3
Current deferred tax liability - Other	13	13
Deferred Tax Liabilities, Gross, Current	24	24
Non current deferred tax liability - Amortization	67	75
Non current deferred tax liability - Depreciation	42	45
Non current deferred tax liability - Other	5	4
Deferred Tax Liabilities, Gross, Noncurrent	114	124
Deferred Tax Liabilities, Gross	138	148
Deferred taxes, net	$ (33)	$ (36)

Commitments and Contingencies Future minimum purchase commitments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
Unrecorded Unconditional Purchase Obligation, Due in Next Twelve Months	$ 142
Unrecorded Unconditional Purchase Obligation, Due within Two Years	142
Unrecorded Unconditional Purchase Obligation, Due within Three Years	129
Unrecorded Unconditional Purchase Obligation, Due within Four Years	129
Unrecorded Unconditional Purchase Obligation, Due within Five Years	116
Unrecorded Unconditional Purchase Obligation, Due after Five Years	1,049
Total Unrecorded Unconditional Purchase Obligation	$ 1,707

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss Contingencies [Line Items]
Accrued remediation obligations	$ 6	$ 8
Undiscounted obligations expected to be paid over the next in years	100
Site Contingency, Accrual, Undiscounted Amount	20
Operating Leases, Future Minimum Payments Due, Next Twelve Months	12
Operating Leases, Future Minimum Payments, Due in Two Years	11
Operating Leases, Future Minimum Payments, Due in Three Years	8
Capital Leases, Future Minimum Payments Due in Four Years	7
Operating Leases, Future Minimum Payments, Due in Four Years	6
Operating Leases, Future Minimum Payments, Due Thereafter	15
Total Future Minimum Lease Payments	59
Operating Leases, Rent Expense	$ 25	$ 23	$ 22

Pension Plans and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost	$ 9	$ 7	$ 7
Termination and other	0	0
Service cost	2	1	1
Defined Benefit Plan, Interest Cost	5	5	5
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Actuarial Gain (Loss)	59	31
Defined Benefit Plan, Benefits Paid	(7)	(4)
Defined Benefit Plan, Benefit Obligation	314	241
Defined Benefit Plan, Actual Return on Plan Assets	12	(1)
Defined Benefit Plan, Contributions by Employer	19	18
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	(2)	1
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	9
Defined Benefit Plan, Fair Value of Plan Assets	125	103	89
Projected benefit obligation	(340)	(285)
Other Assets, Noncurrent	108	89
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	125	103
Defined Benefit Plan, Fair Value of Plan Assets	218	184
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum		34.50%
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	5.00%
Amortization of prior service cost (benefit)	1	0
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.00%	4.58%
Defined Contribution Plan, Cost Recognized	6	6	4
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	1.75%
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	1	1
Defined Benefit Plan, Amortization of Net Gains (Losses)	(6)	10
Net actuarial gains recognized in other comprehensive income	17
Prior service costs recognized in other comprehensive income	1
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	2	1	1
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	7.50%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	4.50%
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	6	10
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation		9
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum		41.50%
Defined Benefit Plan, Curtailments	(1)	6	0
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	242	227
Short-term Debt, Weighted Average Interest Rate	9.78%	9.90%
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	(215)	(182)
Prior service benefit	(5)	(6)
Unrecognized prior service cost	9	10
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	9
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	11
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	10
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	13
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	83
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	54	25
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost	19	14	14
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	(1)	(1)
Termination and other	0	0
Service cost	18	19	15
Defined Benefit Plan, Interest Cost	7	7	5
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Benefits Paid	(1)	(1)
Defined Benefit Plan, Benefit Obligation	161	118
Defined Benefit Plan, Actual Return on Plan Assets	9	0
Defined Benefit Plan, Contributions by Employer	13	14
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	0	0
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	3
Defined Benefit Plan, Fair Value of Plan Assets	91	70	57
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	91	70
Defined Benefit Plan, Fair Value of Plan Assets	140	102
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.20%	5.02%	5.60%
Expected return on plan assets	(6)	(5)	(4)
Expected Company Contributions	4
Defined Benefit Plan, Amortization of Gains (Losses)	1	0	(1)
Defined Benefit Plan, Curtailments	(1)	(6)	0
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.50%	4.25%	4.38%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.50%	7.50%	8.00%
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	157	137
Accumulated benefit obligations in excess of plan assets of unfunded plans	21	16
Projected Benefit obligation of plans with accumulated benefit obligations in excess of plan assets of unfunded plans	21	16
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	3
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	4
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	4
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	5
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	40
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost	9	11	8
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	0	0
Termination and other	0	0
Service cost	6	7	6
Defined Benefit Plan, Interest Cost	4	4	3
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Benefits Paid	(6)	(3)
Defined Benefit Plan, Benefit Obligation	153	123
Defined Benefit Plan, Actual Return on Plan Assets	3	(1)
Defined Benefit Plan, Contributions by Employer	6	4
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	(2)	1
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	6
Defined Benefit Plan, Fair Value of Plan Assets	34	33	32
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	34	33
Defined Benefit Plan, Fair Value of Plan Assets	78	82
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	2.38%	3.00%	2.58%
Expected return on plan assets	(1)	(1)	(1)
Expected Company Contributions	3
Defined Benefit Plan, Amortization of Gains (Losses)	0	1	0
Defined Benefit Plan, Curtailments	0	0	0
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	2.42%	2.25%	2.06%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	3.31%	2.72%	2.71%
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	85	90
Accumulated benefit obligations in excess of plan assets of unfunded plans	75	41
Projected Benefit obligation of plans with accumulated benefit obligations in excess of plan assets of unfunded plans	77	42
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	6
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	7
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	6
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	8
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	43
Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actuarial Gain (Loss)	(17)	5
Service cost	2	1
Defined Benefit Plan, Interest Cost	5	5
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Plan Amendments	0	1
Defined Benefit Plan, Benefits Paid	(3)	(2)
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	5
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	91	104	94
Fair Value, Inputs, Level 1 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	70
Fair Value, Inputs, Level 1 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	28	16
Fair Value, Inputs, Level 2 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	91	0
Fair Value, Inputs, Level 2 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6	17
Fair Value, Inputs, Level 3 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actuarial Gain (Loss)	18
Defined Benefit Plan, Actuarial Gain (Loss)	23	25
Curtailment gain	(18)
Defined Benefit Plan, Fair Value of Plan Assets	91	70
Projected benefit obligation	(178)	(153)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	(87)	(83)
Prior service benefit	(1)	(2)
Defined Benefit Plan, Amortization of Net Gains (Losses)	(1)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	(1)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	22	23
Estimated prior service benefit and net actuarial loss to be amortized, next fiscal year	1
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actuarial Gain (Loss)	30
Defined Benefit Plan, Actuarial Gain (Loss)	36	6
Curtailment gain	0
Defined Benefit Plan, Fair Value of Plan Assets	34	33
Projected benefit obligation	(162)	(132)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	(128)	(99)
Prior service benefit	(4)	(4)
Defined Benefit Plan, Amortization of Net Gains (Losses)	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	30
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	32	2
Estimated prior service benefit and net actuarial loss to be amortized, next fiscal year	2
Pension Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations in excess of plan assets of unfunded plans	96	57
Projected Benefit obligation of plans with accumulated benefit obligations in excess of plan assets of unfunded plans	98	58
Other Debt Obligations [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5	2
Other Debt Obligations [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5	2
Other Debt Obligations [Member] | Fair Value, Inputs, Level 2 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Other Debt Obligations [Member] | Fair Value, Inputs, Level 3 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Corporate Bond Securities [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	41.00%	0.00%
Defined Benefit Plan, Fair Value of Plan Assets	37
Defined Benefit Plan, Target Plan Asset Allocations	41.00%
Corporate Bond Securities [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	38.00%	25.00%
Defined Benefit Plan, Fair Value of Plan Assets	6	7
Defined Benefit Plan, Target Plan Asset Allocations	41.00%
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 1 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6	7
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 2 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	37
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 3 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Cash and Cash Equivalents [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		70
Cash and Cash Equivalents [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		70
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Other Investments [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	0.00%	100.00%
Other Investments [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	25.00%	58.00%
Defined Benefit Plan, Fair Value of Plan Assets	3	2
Defined Benefit Plan, Target Plan Asset Allocations	22.00%
Other Investments [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3	2
Other Investments [Member] | Fair Value, Inputs, Level 2 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Other Investments [Member] | Fair Value, Inputs, Level 3 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Insurance contracts [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6	17
Insurance contracts [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Insurance contracts [Member] | Fair Value, Inputs, Level 2 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6	17
Insurance contracts [Member] | Fair Value, Inputs, Level 3 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Equity Securities [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	59.00%	0.00%
Defined Benefit Plan, Fair Value of Plan Assets	54
Defined Benefit Plan, Target Plan Asset Allocations	59.00%
Equity Securities [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	37.00%	17.00%
Defined Benefit Plan, Fair Value of Plan Assets	13	5
Defined Benefit Plan, Target Plan Asset Allocations	37.00%
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	13	5
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	54
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Pension liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	88	101
Accrued expenses [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	3	3
Net [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	3
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	3
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	4
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	5
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	5
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	27
Gross [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	3
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	3
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	4
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	5
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	5
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	27
Expected Medicare Part D subsidy [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	0
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	0
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	0
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	0
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	0
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	0
Projected benefit obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actuarial Gain (Loss)	52	4
Service cost	24	26
Defined Benefit Plan, Interest Cost	11	11
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Plan Amendments	0	(4)
Defined Benefit Plan, Benefits Paid	(7)	(7)
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	(6)	3
Curtailment gain	(19)	(6)
Defined Benefit Plan, Benefit Obligation	340	285	258
Projected benefit obligation [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actuarial Gain (Loss)	20	21
Service cost	18	19
Defined Benefit Plan, Interest Cost	7	7
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Plan Amendments	0	0
Defined Benefit Plan, Benefits Paid	(1)	(1)
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	0	0
Curtailment gain	(19)	(6)
Defined Benefit Plan, Benefit Obligation	178	153	113
Projected benefit obligation [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actuarial Gain (Loss)	32	(17)
Service cost	6	7
Defined Benefit Plan, Interest Cost	4	4
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Plan Amendments	0	(4)
Defined Benefit Plan, Benefits Paid	(6)	(6)
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	(6)	3
Curtailment gain	0	0
Defined Benefit Plan, Benefit Obligation	162	132	145
Maximum [Member] | Multi-employer plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Benefit Expense	$ 1	$ 1	$ 1

Operating Segments Operating Segments Level 4 (Details) - Revenue by Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 2,357	$ 2,637	$ 2,588
Capital expenditures	98	116	95
Long-Lived Assets	1,921	2,058
Silicones [Member]
Segment Reporting Information [Line Items]
Net sales	2,136	2,310	2,286
Capital expenditures	80	89	76
Quartz [Member]
Segment Reporting Information [Line Items]
Net sales	221	327	302
Capital expenditures	18	27	19
UNITED STATES
Segment Reporting Information [Line Items]
Net sales	744	847	844
Long-Lived Assets	539	579
CANADA
Segment Reporting Information [Line Items]
Net sales	43	44	44
Long-Lived Assets	19	18
PACIFIC
Segment Reporting Information [Line Items]
Net sales	739	816	824
Long-Lived Assets	739	826
EUROPE [Member]
Segment Reporting Information [Line Items]
Net sales	720	813	779
Long-Lived Assets	618	628
MEXICO AND BRAZIL
Segment Reporting Information [Line Items]
Net sales	111	117	97
Long-Lived Assets	$ 6	$ 7

Operating Segments Operating Segments Level 4 (Details) - EBITDA by Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Other Depreciation and Amortization	$ 187	$ 197	$ 197
Segment EBITDA	214	379	492
Silicones [Member]
Segment Reporting Information [Line Items]
Other Depreciation and Amortization	162	170	169
Segment EBITDA	206	291	433
Quartz [Member]
Segment Reporting Information [Line Items]
Other Depreciation and Amortization	25	27	28
Segment EBITDA	44	101	92
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Segment EBITDA	$ (36)	$ (13)	$ (33)

Operating Segments Operating Segments Level 4 (Details) - Reconciliation of Segment EBITDA to Net Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets	$ 2,904	$ 3,161
Segment EBITDA	214	379	492
Non-cash charges	(3)	(8)	(7)
Restructuring and other costs - including management fees	(47)	(39)	(27)
Total adjustments	(50)	(47)	(34)
Interest expense, net	(277)	(256)	(249)
Income Tax Expense (Benefit)	(8)	(27)	2
Other Depreciation and Amortization	(187)	(197)	(197)
Loss on extinguishment and exchange of debt	(57)	7	(78)
Net Income (Loss) Attributable to Momentive Performance Materials Inc	(365)	(141)	(64)
Silicones [Member]
Segment Reporting Information [Line Items]
Assets	2,615	2,833
Segment EBITDA	206	291	433
Other Depreciation and Amortization	(162)	(170)	(169)
Quartz [Member]
Segment Reporting Information [Line Items]
Assets	256	293
Segment EBITDA	44	101	92
Other Depreciation and Amortization	(25)	(27)	(28)
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Assets	33	35
Segment EBITDA	$ (36)	$ (13)	$ (33)

GuarantorNon-Guarantor Subsidiary Financial Informa Guarantor Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 110	$ 199	$ 250	$ 207
Accounts receivable	293	315
Due from Affiliates	6	8
Inventory, Net	374	394
Prepaid expenses	14	14
Deferred income taxes	6	10
Other current assets	41	49
Total current assets	847	989
Property and equipment, net	1,016	1,084
Other Assets, Noncurrent	108	89
Income Taxes Receivable, Noncurrent	1	0
Income Taxes Receivable	3	0
Deferred income taxes	27	25
Investment in affiliates	0	0
Intercompany borrowing	0	0
Intangible assets, net	493	542
Goodwill	412	432	425
Total assets	2,904	3,161
Current liabilities:
Trade payables	254	308
Short-term borrowings	6	3
Accrued expenses and other liabilities	157	166
Accrued interest	83	62
Due to affiliates	3	15
Accrued income taxes	6	2
Deferred income taxes	19	19
Current installments of long-term debt	(29)	(36)
Total current liabilities	557	611
Long-term debt	(3,081)	(2,895)
Other liabilities	56	51
Pension liabilities	311	288
Intercompay Borrowings	0	0
Deferred income taxes	47	52
Accumulated losses of unconsolidated subsidiaries in excess of investment	0	0
Total liabilities	4,052	3,897
Equity (deficit):
Common Stock, Value, Outstanding	0	0
Additional paid-in capital	606	605
Accumulated deficit	(1,934)	(1,569)
Accumulated other comprehensive income	180	228	217	180
Noncontrolling interests	0	0	4	4
Total deficit	(1,148)	(736)
Total liabilities and deficit	2,904	3,161
Total Momentive Performance Material's deficit	(1,148)	(736)	(604)	(578)
Parent [Member]
Current assets:
Cash and cash equivalents	1	40	28	56
Accounts receivable	0	0
Due from Affiliates	2	3
Inventory, Net	0	0
Prepaid expenses	0	0
Deferred income taxes	0	0
Other current assets	0	0
Total current assets	3	43
Property and equipment, net	0	0
Other Assets, Noncurrent	77	55
Income Taxes Receivable, Noncurrent	0
Income Taxes Receivable	0
Deferred income taxes	0	0
Investment in affiliates	2,005	1,415
Intercompany borrowing	171	20
Intangible assets, net	0	0
Goodwill	0	0
Total assets	2,256	1,533
Current liabilities:
Trade payables	1	0
Short-term borrowings	0	0
Accrued expenses and other liabilities	2	1
Accrued interest	83	61
Due to affiliates	0	14
Accrued income taxes	0	0
Deferred income taxes	0	0
Current installments of long-term debt	0	0
Total current liabilities	86	76
Long-term debt	(3,065)	(1,891)
Other liabilities	1	0
Pension liabilities	0	0
Intercompay Borrowings	252	302
Deferred income taxes	0	0
Accumulated losses of unconsolidated subsidiaries in excess of investment	0	0
Total liabilities	3,404	2,269
Equity (deficit):
Common Stock, Value, Outstanding	0	0
Additional paid-in capital	606	605
Accumulated deficit	(1,934)	(1,569)
Accumulated other comprehensive income	180	228
Noncontrolling interests	0	0
Total deficit	(1,148)	(736)
Total liabilities and deficit	2,256	1,533
Total Momentive Performance Material's deficit	(1,148)	(736)
Guarantor subsidiaries [Member]
Current assets:
Cash and cash equivalents	2	0	0	7
Accounts receivable	74	82
Due from Affiliates	70	60
Inventory, Net	164	193
Prepaid expenses	10	11
Deferred income taxes	0	1
Other current assets	7	11
Total current assets	327	358
Property and equipment, net	463	495
Other Assets, Noncurrent	9	9
Income Taxes Receivable, Noncurrent	1
Income Taxes Receivable	0
Deferred income taxes	0	0
Investment in affiliates	0	0
Intercompany borrowing	1,726	1,091
Intangible assets, net	77	84
Goodwill	0	0
Total assets	2,603	2,037
Current liabilities:
Trade payables	56	89
Short-term borrowings	0	0
Accrued expenses and other liabilities	65	66
Accrued interest	0	0
Due to affiliates	29	26
Accrued income taxes	0	0
Deferred income taxes	0	0
Current installments of long-term debt	0	0
Total current liabilities	150	181
Long-term debt	0	0
Other liabilities	7	9
Pension liabilities	175	183
Intercompay Borrowings	106	164
Deferred income taxes	0	0
Accumulated losses of unconsolidated subsidiaries in excess of investment	160	85
Total liabilities	598	622
Equity (deficit):
Common Stock, Value, Outstanding	0	0
Additional paid-in capital	2,631	1,911
Accumulated deficit	(806)	(724)
Accumulated other comprehensive income	180	228
Noncontrolling interests	0	0
Total deficit	2,005	1,415
Total liabilities and deficit	2,603	2,037
Total Momentive Performance Material's deficit	2,005	1,415
Non-guarantor subsidiaries [Member]
Current assets:
Cash and cash equivalents	107	159	222	144
Accounts receivable	219	233
Due from Affiliates	38	30
Inventory, Net	210	201
Prepaid expenses	4	3
Deferred income taxes	6	9
Other current assets	34	38
Total current assets	621	673
Property and equipment, net	553	589
Other Assets, Noncurrent	22	25
Income Taxes Receivable, Noncurrent	0
Income Taxes Receivable	3
Deferred income taxes	27	25
Investment in affiliates	0	0
Intercompany borrowing	28	259
Intangible assets, net	416	458
Goodwill	412	432
Total assets	2,079	2,461
Current liabilities:
Trade payables	197	219
Short-term borrowings	6	3
Accrued expenses and other liabilities	90	99
Accrued interest	0	1
Due to affiliates	78	60
Accrued income taxes	6	2
Deferred income taxes	19	19
Current installments of long-term debt	(29)	(36)
Total current liabilities	425	439
Long-term debt	(16)	(1,004)
Other liabilities	48	42
Pension liabilities	136	105
Intercompay Borrowings	1,567	904
Deferred income taxes	47	52
Accumulated losses of unconsolidated subsidiaries in excess of investment	0	0
Total liabilities	2,239	2,546
Equity (deficit):
Common Stock, Value, Outstanding	0	0
Additional paid-in capital	699	567
Accumulated deficit	(1,048)	(925)
Accumulated other comprehensive income	189	273
Noncontrolling interests	0	0
Total deficit	(160)	(85)
Total liabilities and deficit	2,079	2,461
Total Momentive Performance Material's deficit	(160)	(85)
Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0	0	0
Accounts receivable	0	0
Due from Affiliates	(104)	(85)
Inventory, Net	0	0
Prepaid expenses	0	0
Deferred income taxes	0	0
Other current assets	0	0
Total current assets	(104)	(85)
Property and equipment, net	0	0
Other Assets, Noncurrent	0	0
Income Taxes Receivable, Noncurrent	0
Income Taxes Receivable	0
Deferred income taxes	0	0
Investment in affiliates	(2,005)	(1,415)
Intercompany borrowing	(1,925)	(1,370)
Intangible assets, net	0	0
Goodwill	0	0
Total assets	(4,034)	(2,870)
Current liabilities:
Trade payables	0	0
Short-term borrowings	0	0
Accrued expenses and other liabilities	0	0
Accrued interest	0	0
Due to affiliates	(104)	(85)
Accrued income taxes	0	0
Deferred income taxes	0	0
Current installments of long-term debt	0	0
Total current liabilities	(104)	(85)
Long-term debt	0	0
Other liabilities	0	0
Pension liabilities	0	0
Intercompay Borrowings	(1,925)	(1,370)
Deferred income taxes	0	0
Accumulated losses of unconsolidated subsidiaries in excess of investment	(160)	(85)
Total liabilities	(2,189)	(1,540)
Equity (deficit):
Common Stock, Value, Outstanding	0	0
Additional paid-in capital	(3,330)	(2,478)
Accumulated deficit	1,854	1,649
Accumulated other comprehensive income	(369)	(501)
Noncontrolling interests	0	0
Total deficit	(1,845)	(1,330)
Total liabilities and deficit	(4,034)	(2,870)
Total Momentive Performance Material's deficit	$ (1,845)	$ (1,330)

GuarantorNon-Guarantor Subsidiary Financial Informa Guarantor Statement of Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 2,357	$ 2,637	$ 2,588
Costs and expenses:
Cost of sales, excluding depreciation	1,705	1,798	1,645
Selling, general and administrative expenses	435	422	411
Depreciation and amortization expenses	(187)	(197)	(197)
Research and development expenses	69	78	73
Operating (loss) income	(39)	142	262
Other income (expense):
Interest income	1	1	2
Interest expense	(278)	(257)	(251)
Other income, net	11	0	0
Gains (loss) on extinguishment and exchange of debt	(57)	7	(78)
(Loss) income before income taxes and losses from unconsolidated entities	(362)	(107)	(65)
Income Tax Expense (Benefit)	8	27	(2)
Loss before earnings from unconsolidated entities	(370)	(134)	(63)
Losses from unconsolidated entities	5	(6)	0
Net loss	(365)	(140)	(63)
Net income attributable to the noncontrolling interest	0	(1)	(1)
Net Income (Loss) Attributable to Momentive Performance Materials Inc	(365)	(141)	(64)
Comprehensive (loss) income	(413)	(130)	(27)
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	0	0	0
Costs and expenses:
Cost of sales, excluding depreciation	0	0	0
Selling, general and administrative expenses	26	4	(47)
Depreciation and amortization expenses	0	0	0
Research and development expenses	0	0	0
Operating (loss) income	(26)	(4)	47
Other income (expense):
Interest income	0	0	0
Interest expense	(237)	(211)	(211)
Other income, net	0	3	(1)
Gains (loss) on extinguishment and exchange of debt	(20)	7	(78)
(Loss) income before income taxes and losses from unconsolidated entities	(283)	(205)	(243)
Income Tax Expense (Benefit)	0	0	0
Loss before earnings from unconsolidated entities	(283)	(205)	(243)
Losses from unconsolidated entities	(82)	64	179
Net loss	(365)	(141)	(64)
Net income attributable to the noncontrolling interest	0	0	0
Net Income (Loss) Attributable to Momentive Performance Materials Inc	(365)	(141)	(64)
Comprehensive (loss) income	(413)	(130)	(27)
Guarantor subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	1,002	1,145	1,118
Costs and expenses:
Cost of sales, excluding depreciation	735	808	737
Selling, general and administrative expenses	214	195	213
Depreciation and amortization expenses	(77)	(79)	(86)
Research and development expenses	46	54	49
Operating (loss) income	(70)	9	33
Other income (expense):
Interest income	132	103	97
Interest expense	(34)	(12)	(6)
Other income, net	0	(1)	0
Gains (loss) on extinguishment and exchange of debt	5	0	0
(Loss) income before income taxes and losses from unconsolidated entities	33	99	124
Income Tax Expense (Benefit)	(8)	0	1
Loss before earnings from unconsolidated entities	41	99	123
Losses from unconsolidated entities	(123)	(35)	56
Net loss	(82)	64	179
Net income attributable to the noncontrolling interest	0	0	0
Net Income (Loss) Attributable to Momentive Performance Materials Inc	(82)	64	179
Comprehensive (loss) income	(130)	75	215
Non-guarantor subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	1,811	2,023	1,973
Costs and expenses:
Cost of sales, excluding depreciation	1,426	1,521	1,411
Selling, general and administrative expenses	195	223	245
Depreciation and amortization expenses	(110)	(118)	(111)
Research and development expenses	23	24	24
Operating (loss) income	57	137	182
Other income (expense):
Interest income	7	8	8
Interest expense	(145)	(144)	(137)
Other income, net	11	(2)	1
Gains (loss) on extinguishment and exchange of debt	(42)	0	0
(Loss) income before income taxes and losses from unconsolidated entities	(112)	(1)	54
Income Tax Expense (Benefit)	16	27	(3)
Loss before earnings from unconsolidated entities	(128)	(28)	57
Losses from unconsolidated entities	5	(6)	0
Net loss	(123)	(34)	57
Net income attributable to the noncontrolling interest	0	(1)	(1)
Net Income (Loss) Attributable to Momentive Performance Materials Inc	(123)	(35)	56
Comprehensive (loss) income	(207)	4	119
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	(456)	(531)	(503)
Costs and expenses:
Cost of sales, excluding depreciation	(456)	(531)	(503)
Selling, general and administrative expenses	0	0	0
Depreciation and amortization expenses	0	0	0
Research and development expenses	0	0	0
Operating (loss) income	0	0	0
Other income (expense):
Interest income	(138)	(110)	(103)
Interest expense	138	110	103
Other income, net	0	0	0
Gains (loss) on extinguishment and exchange of debt	0	0	0
(Loss) income before income taxes and losses from unconsolidated entities	0	0	0
Income Tax Expense (Benefit)	0	0	0
Loss before earnings from unconsolidated entities	0	0	0
Losses from unconsolidated entities	205	(29)	(235)
Net loss	205	(29)	(235)
Net income attributable to the noncontrolling interest	0	0	0
Net Income (Loss) Attributable to Momentive Performance Materials Inc	205	(29)	(235)
Comprehensive (loss) income	$ 337	$ (79)	$ (334)

GuarantorNon-Guarantor Subsidiary Financial Informa Guarantor Statement of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ (95)	$ 106	$ 253
Cash flows from investing activities: [Abstract]
Capital expenditures	(107)	(112)	(91)
Purchases of intangible assets	2	2	4
Adjustments to Additional Paid in Capital, Other	0	0	0
Payments to Acquire Interest in Joint Venture	0	6	0
Proceeds from return of capital	0	0
Proceeds from Sale of Property, Plant, and Equipment	7	0	0
Net cash used in investing activities	(102)	(120)	(95)
Cash flows from financing activities: [Abstract]
Payments of Debt Issuance Costs	33	5	18
Intercompany dividends	0	0	0
Cash Dividends Paid to Parent Company	0	(1)	(1)
Increase in short-term borrowings	3	1	2
Proceeds from long-term debt	1,725	52	849
Payments of long-term debt	(1,533)	(88)	(890)
Proceeds from Contributions from Parent	0	0
Dividend paid within MPM Inc., net	0	0	1
Proceeds from Contributions from Affiliates	0	0	0
Payments of Debt Extinguishment Costs	51	0	54
Proceeds from Contributed Capital			0
Return of capital	0	0
Net Cash Provided by (Used in) Financing Activities	111	(41)	(112)
Decrease in cash and cash equivalents	(86)	(55)	46
Effect of exchange rate changes on cash	(3)	4	(3)
Cash and cash equivalents, beginning of period	199	250	207
Cash and cash equivalents, end of period	110	199	250
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(155)	(60)	(84)
Cash flows from investing activities: [Abstract]
Capital expenditures	0	0	0
Purchases of intangible assets	0	0	0
Adjustments to Additional Paid in Capital, Other	740	0	0
Payments to Acquire Interest in Joint Venture		0
Proceeds from return of capital	0	0
Proceeds from Sale of Property, Plant, and Equipment	0
Net cash used in investing activities	(740)	0	0
Cash flows from financing activities: [Abstract]
Payments of Debt Issuance Costs	30	5	18
Intercompany dividends	0	0	0
Cash Dividends Paid to Parent Company		(1)	(1)
Increase in short-term borrowings	0	1	0
Proceeds from long-term debt	1,350	0	848
Payments of long-term debt	(164)	(16)	(767)
Proceeds from Contributions from Parent	0	0
Proceeds from Contributions from Affiliates	(257)	93	48
Payments of Debt Extinguishment Costs	43		54
Proceeds from Contributed Capital			0
Return of capital	0	0
Net Cash Provided by (Used in) Financing Activities	856	72	56
Decrease in cash and cash equivalents	(39)	12	(28)
Effect of exchange rate changes on cash	0	0	0
Cash and cash equivalents, beginning of period	40	28	56
Cash and cash equivalents, end of period	1	40	28
Guarantor subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	122	187	242
Cash flows from investing activities: [Abstract]
Capital expenditures	(45)	(58)	(49)
Purchases of intangible assets	2	2	3
Adjustments to Additional Paid in Capital, Other	155	8	48
Payments to Acquire Interest in Joint Venture		0
Proceeds from return of capital	48	25
Proceeds from Sale of Property, Plant, and Equipment	0
Net cash used in investing activities	(154)	(43)	(100)
Cash flows from financing activities: [Abstract]
Payments of Debt Issuance Costs	0	0	0
Intercompany dividends	96	97	97
Cash Dividends Paid to Parent Company		0	0
Increase in short-term borrowings	0	0	0
Proceeds from long-term debt	237	0	0
Payments of long-term debt	(237)	0	(100)
Proceeds from Contributions from Parent	740	0
Proceeds from Contributions from Affiliates	(610)	(47)	48
Payments of Debt Extinguishment Costs	0		0
Proceeds from Contributed Capital			0
Return of capital	0	0
Net Cash Provided by (Used in) Financing Activities	34	(144)	(149)
Decrease in cash and cash equivalents	2	0	(7)
Effect of exchange rate changes on cash	0	0	0
Cash and cash equivalents, beginning of period	0	0	7
Cash and cash equivalents, end of period	2	0	0
Non-guarantor subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	34	79	215
Cash flows from investing activities: [Abstract]
Capital expenditures	(62)	(54)	(42)
Purchases of intangible assets	0	0	1
Adjustments to Additional Paid in Capital, Other	0	0	0
Payments to Acquire Interest in Joint Venture		6
Proceeds from return of capital	0	0
Proceeds from Sale of Property, Plant, and Equipment	7
Net cash used in investing activities	(55)	(60)	(43)
Cash flows from financing activities: [Abstract]
Payments of Debt Issuance Costs	3	0	0
Intercompany dividends	0	3	23
Cash Dividends Paid to Parent Company		0	0
Increase in short-term borrowings	3	0	2
Proceeds from long-term debt	138	52	1
Payments of long-term debt	(1,132)	(72)	(23)
Proceeds from Contributions from Parent	155	8
Proceeds from Contributions from Affiliates	867	(46)	(96)
Payments of Debt Extinguishment Costs	8		0
Proceeds from Contributed Capital			48
Return of capital	(48)	(25)
Net Cash Provided by (Used in) Financing Activities	(28)	(86)	(91)
Decrease in cash and cash equivalents	(49)	(67)	81
Effect of exchange rate changes on cash	(3)	4	(3)
Cash and cash equivalents, beginning of period	159	222	144
Cash and cash equivalents, end of period	107	159	222
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(96)	(100)	(120)
Cash flows from investing activities: [Abstract]
Capital expenditures	0	0	0
Purchases of intangible assets	0	0	0
Adjustments to Additional Paid in Capital, Other	(895)	(8)	(48)
Payments to Acquire Interest in Joint Venture		0
Proceeds from return of capital	(48)	(25)
Proceeds from Sale of Property, Plant, and Equipment	0
Net cash used in investing activities	847	(17)	48
Cash flows from financing activities: [Abstract]
Payments of Debt Issuance Costs	0	0	0
Intercompany dividends	(96)	(100)	(120)
Cash Dividends Paid to Parent Company		0	0
Increase in short-term borrowings	0	0	0
Proceeds from long-term debt	0	0	0
Payments of long-term debt	0	0	0
Proceeds from Contributions from Parent	(895)	(8)
Proceeds from Contributions from Affiliates	0	0	0
Payments of Debt Extinguishment Costs	0		0
Proceeds from Contributed Capital			(48)
Return of capital	48	25
Net Cash Provided by (Used in) Financing Activities	(751)	117	72
Decrease in cash and cash equivalents	0	0	0
Effect of exchange rate changes on cash	0	0	0
Cash and cash equivalents, beginning of period	0	0	0
Cash and cash equivalents, end of period	$ 0	$ 0	$ 0